JULY 29
PROSPECTUS

MetWest AlphaTrak 500 Fund
(M Share: MWATX)
MetWest Corporate Bond Fund
(I Share: MWCBX; M Share: MWCSX)
MetWest ESG Securitized Fund
(I Share: MWESX; M Share: MWERX)
MetWest Flexible Income Fund
(I Share: MWFEX; M Share: MWFSX)
MetWest Floating Rate Income Fund
(I Share: MWFLX; M Share: MWFRX; Plan Share: MWFPX)
MetWest High Yield Bond Fund
(I Share: MWHIX; M Share: MWHYX)
MetWest Intermediate Bond Fund
(I Share: MWIIX; M Share: MWIMX)
MetWest Investment Grade Credit Fund
(I Share: MWIGX; M Share: MWISX)
MetWest Low Duration Bond Fund
(I Share: MWLIX; M Share: MWLDX; Admin Share: MWLNX)
MetWest Opportunistic High Income Credit Fund
(I Share: MWOPX; M Share: MWORX)
MetWest Strategic Income Fund
(I Share: MWSIX; M Share: MWSTX)
MetWest Total Return Bond Fund
(I Share: MWTIX; I-2 Share: MWTTX; M Share: MWTRX; Admin Share: MWTNX; Plan Share: MWTSX)
MetWest Ultra Short Bond Fund
(I Share: MWUIX; M Share: MWUSX)
MetWest Unconstrained Bond Fund
(I Share: MWCIX; M Share: MWCRX; Plan Share: MWCPX)

Metropolitan West Asset Management, LLC
Investment Adviser
As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
MW-FUNDP_0722

1

Metropolitan West AlphaTrak 500 Fund

Investment Objective
The AlphaTrak 500 Fund seeks to achieve a total return that exceeds the total return of the S&P 500 Index.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

M Class
Management Fees[1]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.30%
Shareholder Servicing Expenses[2]	0.05%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.72%
Fee Waiver and/or Expense Reimbursement[3]	(0.25)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.47%

[1]
Effective February 1, 2022, the management fee paid to Metropolitan West Asset Management, LLC (the “Adviser”) for providing services to the Fund is 0.40% of average daily net assets of the Fund. Prior to this date, the management fee consisted of a basic fee at an annual rate of 0.35% of the Fund’s average net assets and a positive or negative performance adjustment of up to an annual rate of 0.35% (applied to the average assets for the rolling 3-month performance period), resulting in a total minimum fee of 0% and a total maximum fee of 0.70%. The average monthly management fee for the year ended March 31, 2022 was 0.10% (annual rate).

[2]	The Fund is authorized to compensate broker-dealers and other third-party intermediaries up to 0.10% (10 basis points) of the M Class assets serviced by those intermediaries for shareholder services.

[3]
The Adviser has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to the net expenses shown in the table for the applicable share class. The Adviser may recoup reduced fees and expenses only within three years of the waiver or reimbursement, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/

or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This contract will remain in place until July 31, 2023. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only (through July 31, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$48	$205	$376	$871
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Principal Investment Strategies
The Fund is an enhanced S&P 500 Index fund that combines a fixed-income portfolio with non-leveraged investments in S&P 500 Index futures. The Adviser actively manages the fixed-income portfolio in an effort to produce an investment return that, when combined with the Fund’s return on the S&P 500 Index futures, will exceed the total return of the S&P 500 Index. The Fund may also use S&P 500 swap contracts or exchange-traded funds (ETFs) that track the S&P 500 Index together or in lieu of the S&P 500 Index futures. The Fund is not designed for investors that are sensitive to taxable gains.
The Fund pursues its objective by investing, under normal circumstances, in S&P 500 Index futures contracts with a contractual or “notional” value substantially equal to the

Fund’s total assets and in fixed-income securities. The Fund typically makes margin deposits with futures commission merchants with a total value equal to approximately 4% to 5% of the notional value of the futures contracts and invests the rest of its assets in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations, mortgage-related issuers and governments. The portfolio duration is up to three years and the dollar-weighted average maturity is up to five years. Under normal circumstances, at least 85% of the Fund’s fixed income investments are securities rated at least investment grade or unrated securities determined by the Adviser to be of comparable quality. Up to 15% of the Fund’s fixed income investments may be invested in securities rated below investment grade (commonly known as “junk bonds”).
The Fund invests in the U.S. and abroad, including emerging markets. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 15% of its assets in emerging market securities.
The Fund’s investments typically include bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, U.S. and non-U.S. money market securities, swaps (including credit default swaps), futures, options, private placements, defaulted debt securities and restricted securities. The Fund’s investments may have interest rates that are fixed, variable or floating.
The Fund may normally borrow or sell securities short up to 25% of the value of its total assets.
Principal Risks
Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•	Debt Securities Risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.
•	Market Risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•	Credit Risk: the risk that an issuer may default in the payment of principal and/or interest on a security.

•	Inflation Risk: the risk that the value of the Fund’s investments may not keep up with price increases from inflation.

•	Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	Interest Rate Risk: the risk that debt securities may decline in value because of changes in interest rates.

•	Price Volatility Risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	Liquidity Risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

•	Valuation Risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

•	ETFs and Other Investment Companies Risk: the risk that investments by the Fund in the shares of other investment companies, including ETFs, are subject to the risks associated with such investment companies’ portfolio securities. Accordingly, the Fund’s investment in shares of another investment company will fluctuate based on the performance of such investment company’s portfolio securities. Further, Fund shareholders will indirectly bear a proportionate share of the expenses of any investment company in which the Fund invests, in addition to paying the Fund’s expenses.

•	Derivatives Risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•	Leverage Risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	Counterparty Risk: the risk that the other party to a contract, such as a derivatives contract, may not fulfill its contractual obligations.

•	Futures Contracts Risk: the risk of investing in futures contracts, which includes (1) the imperfect correlation between a futures contract and the change in market value of the underlying instrument held by the Fund; (2) a high degree of leverage because of the low collateral deposits normally involved in futures trading; (3) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (4) losses caused by unanticipated market movements, which are potentially unlimited; and (5) the inability of the Fund to execute a trade because of the maximum permissible price movements exchanges may impose on futures contracts.

•	Swap Agreements Risk: the risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap for those not traded through a central counterparty; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

•	Junk Bond Risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.
•	Below Investment Grade Mortgage-Backed Securities Risk: the Fund’s investments in residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) that are rated below investment grade generally carry greater liquidity risk than their investment grade counterparts. Historically, the markets for such below investment grade securities, and for below investment grade asset-backed securities in general, have been characterized at times by less liquidity than the market for analogous investment grade securities, particularly during the financial crisis of 2007 and 2008.

•	Prepayment Risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

•	Extension Risk: the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter term securities.

•	Mortgage-Backed Securities Risk: the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interest rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

•	Asset-Backed Securities Risk: the risk of investing in asset-backed securities, including the risk of loss as a result of the impairment of the value of the underlying financial assets, prepayment risk and extension risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the asset-backed securities, if any, may be inadequate to protect investors in the event of default.

•
Foreign Investing Risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments. In addition, Russia’s recent military incursions in Ukraine have led to, and may lead to additional, sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments.

•	Emerging Markets Risk: the risk of investing in emerging market countries, which is substantial due to, among other factors, higher brokerage costs in certain countries; different accounting standards; thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

•	Sovereign Debt Risk: the risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. The Fund may have limited (or no) recourse in the event of a default because bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to private issuers and any recourse may be subject to the political climate in the relevant country.

•	Unrated Securities Risk: the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.

•	Distressed and Defaulted Securities Risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

•	Portfolio Management Risk: the risk that an investment strategy may fail to produce the intended results.

•	Securities Selection Risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or those included in benchmarks that are representative of the same asset class because of the portfolio managers’ choice of securities.

•	Public Health Emergency Risk: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 has resulted and may continue to result, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. The ultimate impact of COVID-19, including new variants of the underlying virus, or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged. Other public health emergencies that may arise in the future could have similar or other unforeseen effects.

•	LIBOR Risk: the risk associated with the transition away from LIBOR, which is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate bonds and other fixed income securities. The use of LIBOR began being phased at the end of 2021; however, the publication of 1-month, 3-month and 6-month USD LIBOR has been extended until June 2023. Although the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty regarding the impact on the Fund of the transition to a new reference rate.

•	U.S. Treasury Obligations Risk: the risk that the value of U.S. Treasury obligations may decline as a result of changes in interest rates, certain political events in the U.S., and strained relations with certain foreign countries.

•	U.S. Government Securities Risk: the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as a result, investments in securities or obligations issued by such entities involve credit risk greater than investments in other types of U.S. government securities.

•	Money Market/Short-Term Securities Risk: To the extent the Fund holds cash or invests in money market or short-term securities, the Fund may be less likely to achieve its investment objective. In addition, it is possible that the Fund’s investments in these instruments could lose money.
Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception date of Class M shares is June 29, 1998. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.tcw.com or by calling (800) 241-4671.
AlphaTrak 500 Fund – Class M Shares
Annual Total Returns for Years Ended 12/31

Year-to-Date Total Return of Class M Shares as of June 30, 2022: -21.94%

Highest:	22.50%	(quarter ended June 30, 2020)
Lowest:	-21.66%	(quarter ended March 31, 2020)
Average Annual Total Returns
(For Periods Ended December 31, 2021)

Share Class	1 Year	5 Years	10 Years	Since Inception
M – Before Taxes	28.00%	18.11%	17.82%	8.55%
- After Taxes on Distributions	18.53%	14.75%	15.85%	5.94%
- After Taxes on Distributions and Sale of Fund Shares	19.41%	13.45%	14.41%	5.63%
S&P 500 Index	28.71%	18.46%	16.54%	8.29%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.
Investment Adviser
Metropolitan West Asset Management, LLC.
Portfolio Managers

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	25 Years	Founding Partner and Generalist Portfolio Manager

Bryan T. Whalen, CFA	Since December 2021	Generalist Portfolio Manager

Bret R. Barker	Since December 2021	Managing Director

Ruben Hovhannisyan	Since December 2021	Managing Director
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this prospectus.

Metropolitan West Corporate Bond Fund

Investment Objective
The Corporate Bond Fund seeks to maximize long-term total return.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	M Class	I Class
Management Fees	0.40%	0.40%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	2.08%	2.00%
Shareholder Servicing Expenses[1]	0.08%	0.04%
Total Annual Fund Operating Expenses	2.73%	2.40%
Fee Waiver and/or Expense Reimbursement[2]	(1.98)%	(1.90)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.75%	0.50%

[1]	The Fund is authorized to compensate broker-dealers and other third-party intermediaries up to 0.10% (10 basis points) of the M Class assets serviced by those intermediaries for shareholder services.

[2]
Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to the net expenses shown in the table for the applicable share class. The Adviser may recoup reduced fees and expenses only within three years of the waiver or reimbursement, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This contract will remain in place until July 31, 2023. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only (through July 31, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$77	$659	$1,268	$2,915
Class I	$51	$566	$1,108	$2,590
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 148% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of corporate debt instruments of varying maturities issued by U.S. and foreign corporations domiciled in developed market and emerging market countries. The market value of any corporate debt derivatives will count toward the 80% level specified above. In addition to corporate debt instruments, the Fund may also invest its assets in other fixed income securities issued by various U.S. and foreign public or private entities, including government bonds, municipal securities, securities issued by government agencies, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), and U.S. and non-U.S. money market securities.
The assets held in the Fund may have interest rates that are fixed, variable or floating and can include private placements and restricted securities. Under normal circumstances, the Fund invests at least 80% of its total assets (measured at the time of investment) in investment grade fixed income securities or unrated securities determined by the Adviser to be of comparable quality. The emerging market fixed-income securities in which the Fund may invest are not subject to any minimum credit quality standards, so long as the value of those investments does not cause the Fund to exceed its limit on investments in securities rated below investment grade (commonly known as “junk bonds”).
The Fund may invest in securities of any maturity, and there is no limit on the weighted average maturity of the Fund’s portfolio. The Fund does not have a duration target. However, under normal circumstances, the average portfolio duration varies from three to nine years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates.
The Fund may sell securities and other instruments short provided that not more than 33 1/3% of its net assets is held as collateral for those transactions. Derivatives are used in an effort to hedge investments, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are currency and other futures, forward contracts, options, and swap agreements (typically interest-rate swaps, index-linked swaps, total return swaps and credit default swaps).
Under normal circumstances, the majority of the Fund’s investments are denominated in U.S. dollars. However, the Fund has the flexibility to allocate up to 20% of its assets to securities denominated in foreign currencies. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss from fluctuations in currency exchange rates, but is under no obligation to do so under any circumstances.
The Fund may invest up to 10% of its total assets in a combination of convertible bonds, preferred stock, and common stock of domestic and foreign companies.
Principal Risks
Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•	Debt Securities Risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

•	Market Risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•	Interest Rate Risk: the risk that debt securities may decline in value because of changes in interest rates.

•	Credit Risk: the risk that an issuer may default in the payment of principal and/or interest on a security.

•	Inflation Risk: the risk that the value of the Fund’s investments may not keep up with price increases from inflation.

•	Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	Liquidity Risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

•	Price Volatility Risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	Valuation Risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

•	Securities Selection Risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or those included in benchmarks that are representative of the same asset class because of the portfolio managers’ choice of securities.

•	Municipal Securities Risk: the risk of investing in municipal securities, including that the issuers of municipal securities may be unable to pay their obligations as they come due. The values of municipal securities may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal securities, may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal securities.

•	Sovereign Debt Risk: the risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. The Fund may have limited (or no) recourse in the event of a default because bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to private issuers and any recourse may be subject to the political climate in the relevant country.

•	Foreign Investing Risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments. In addition, Russia’s recent military incursions in Ukraine have led to, and may lead to additional, sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments.

•	Emerging Markets Risk: the risk of investing in emerging market countries, which is substantial due to, among other factors, higher brokerage costs in certain countries; different accounting standards; thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

•	Futures Contracts Risk: the risk of investing in futures contracts, which includes (1) the imperfect correlation between a futures contract and the change in market value of the underlying instrument held by the Fund; (2) a high degree of leverage because of the low collateral deposits normally involved in futures trading; (3) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (4) losses caused by unanticipated market movements, which are potentially unlimited; and (5) the inability of the Fund to execute a trade because of the maximum permissible price movements exchanges may impose on futures contracts.

•	Derivatives Risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•	Swap Agreements Risk: the risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap for those not traded through a central counterparty; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

•	Counterparty Risk: the risk that the other party to a contract, such as a derivatives contract, may not fulfill its contractual obligations.

•	Frequent Trading Risk: the risk that frequent trading may lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders of the Fund.

•	Junk Bond Risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•	Unrated Securities Risk: the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.

•	Foreign Currency Risk: the risk that foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

•	Leverage Risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	Portfolio Management Risk: the risk that an investment strategy may fail to produce the intended results.

•	Public Health Emergency Risk: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 has resulted and may continue to result, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. The ultimate impact of COVID-19, including new variants of the underlying virus, or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged. Other public health emergencies that may arise in the future could have similar or other unforeseen effects.
•	LIBOR Risk: the risk associated with the transition away from LIBOR, which is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate bonds and other fixed income securities. The use of LIBOR began being phased out at the end of 2021; however, the publication of 1-month, 3-month and 6-month USD LIBOR has been extended until June 2023. Although the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty regarding the impact on the Fund of the transition to a new reference rate.

•	U.S. Treasury Obligations Risk: the risk that the value of U.S. Treasury obligations may decline as a result of changes in interest rates, certain political events in the U.S., and strained relations with certain foreign countries.

•	U.S. Government Securities Risk: the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as a result, investments in securities or obligations issued by such entities involve credit risk greater than investments in other types of U.S. government securities.
Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class M shares. Class M performance is lower than Class I performance because Class I has lower expenses than Class M. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception date of Class M shares and Class I shares of the Fund is June 29, 2018. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.tcw.com or by calling (800) 241-4671.

Corporate Bond Fund – Class M Shares
Annual Total Returns for Years Ended 12/31

Year-to-Date Total Return of Class M Shares as of June 30, 2022: -14.17%

Highest:	7.48%	(quarter ended June 30, 2020)
Lowest:	-4.14%	(quarter ended March 31, 2021)
Average Annual Total Returns
(For Periods Ended December 31, 2021)

Share Class	1 Year	Since Inception
M – Before Taxes	-1.08%	7.90%
- After Taxes on Distributions	-2.08%	5.54%
- After Taxes on Distributions and Sale of Fund Shares	-0.58%	5.08%
I – Before Taxes	-0.84%	8.17%
Bloomberg Barclays U.S. Corporate Index	-1.04%	6.69%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.
Investment Adviser
Metropolitan West Asset Management, LLC.
Portfolio Managers

Name	Experience with the Fund	Primary Title with Investment Adviser
Bryan T. Whalen, CFA	4 Years	Generalist Portfolio Manager

Jerry Cudzil	4 Years	Managing Director

Tammy Karp	1 Year	Managing Director

Steven J. Purdy	Since December 2021	Managing Director
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this prospectus.

Metropolitan West ESG Securitized Fund

Investment Objective
The ESG Securitized Fund seeks to maximize current income and achieve above average long-term total return.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	M Class	I Class
Management Fees	0.40%	0.40%
Distribution (12b-1) Fees	0.25%	None
Other Expenses[1]	1.51%	1.41%
Shareholder Servicing Expenses[2]	0.10%	0.01%
Total Annual Fund Operating Expenses	2.16%	1.81%
Fee Waiver and/or Expense Reimbursement[3]	(1.45)%	(1.31)%
Total Annual Fund Operating Expenses	0.71%	0.50%

[1]	Other expenses are based on estimates for the current fiscal year.

[2]
The Fund is authorized to compensate broker-dealers and other third-party intermediaries up to 0.10% (10 basis points) of the M Class and I Class assets serviced by that intermediary for shareholder services.

[3]
Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to the net expenses shown in the table for the applicable share class. The Adviser may recoup reduced fees and expenses only within three years of the waiver or reimbursement, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This contract will remain in place until July 31, 2023. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only (through July 31, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$73	$536	$1,026	$2,378
Class I	$51	$442	$857	$2,018
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from September 30, 2021 (commencement of operations) through March 31, 2022, the Fund’s turnover rate was 276% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in debt securities issued by securitized vehicles and similar instruments that the Adviser believes satisfy one or more of its positive-screening environmental, social and governance (“ESG”) criteria to support sustainable initiatives. A securitized vehicle typically issues debt securities backed by assets it owns such as commercial or residential mortgage loans, as well as other types of loans and assets. The Fund may also invest in other types of real estate related debt, mortgage pass-through securities, as well as floating, variable and fixed-rate securities. The Fund will invest in securities that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities and those issued by non-governmental entities, as well as unguaranteed securities issued by private entities. Under normal circumstances, the Fund invests at least 80% of its net assets in securities rated investment grade or unrated securities determined by the Adviser to be of comparable quality. The Fund may also invest up to 20% of its assets in below investment grade bonds (“junk bonds”), which are bonds rated below BBB- by Fitch Ratings, Inc.

(“Fitch”), below BBB- by S&P Global Ratings (“S&P”) and below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, bonds deemed by the Fund’s investment advisor to be of comparable quality. The Fund may invest up to 15% of its total assets (measured at the time of investment) in asset-backed and mortgage-related securities rated below investment grade by Moody’s, S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality.
In determining whether to buy or sell investments, the portfolio management team evaluates each investment idea based on, among other factors, the team’s view of its current income potential, risk level, capital appreciation potential, and how it fits within the Fund’s overall portfolio. The allocation of capital to sectors and securities is driven primarily by the Adviser’s assessment of relative value offered by each sector and security, respectively, with an additional positive ESG screen to determine whether securities meet the portfolio manager’s criteria to support sustainable initiatives.
In implementing its positive-screening ESG strategy, the Adviser evaluates potential investments based on a number of factors, including, but not limited to: support for affordable housing and community development, especially serving low- and moderate-income individuals and communities; mortgage-backed securities that support energy efficiency and broader “green” initiatives; certain non-mortgage related asset-backed securities, such as collateralized loan obligations with ESG-related exclusionary criteria; and commercial and consumer secured and unsecured debt related to sustainable initiatives, such as solar facilities. Governance review includes, but is not limited to, lending programs, borrower education and disclosure, origination policies, servicing practices, and securitization deal structure.
In conducting its positive ESG screening process, the Adviser reviews for environmental, social and/or sustainable features related to the underlying security collateral and issuer programs, evidenced by marketing materials, borrower underwriting criteria, loan tapes (electronic files that capture lending product data from a financial firm’s internal systems), additional issuer disclosures and clarification from engagement, as well as third-party reports such as rating agency presales and second-party opinions where applicable. Typically, there is significant disclosure around issuer lending programs that offers insight into the environmental, social and/or sustainable nature of a securitization, such as supporting energy-efficient property improvements (environmental positive) and/or supporting affordable rental housing access and availability (social positive). The Adviser will also engage with issuers to obtain additional materials, clarification, and/or data points to support the viability of their lending and securitization programs and/or confirm their compliance with industry standards such as the International Capital Market Association (ICMA) Green, Social and/or Sustainable bond principles. The Adviser will continue to monitor the market for additional information sources as well as issuer best-practices to enhance its diligence and positive screening approach.
The types of ESG securitized vehicles in which the Fund invests typically include, but are not limited to: (i) agency mortgage-backed securities and private label residential mortgage-backed securities that are collateralized by mortgage loans originated to support energy-efficient home improvements or with a financial inclusion component, focusing on promoting affordability and/or lending to low-to-moderate income individuals and communities; (ii) commercial mortgage-backed securities collateralized by certified energy efficient commercial properties (usually LEED-certified but also including alternative green building certifications such as BREEAM, NABERS, and Energy Star) or by loans focused on promoting affordable rental housing, typically through a landlord commitment and/or requirement to sustain below-market rents in existing or new construction multifamily properties; and (iii) asset-backed securities with an energy efficiency component, such as lower-carbon transportation and green asset transportation. Other securities considered for positive ESG screening include ESG collateralized loan obligations that often also include investment restrictions in certain sectors such as production and/or sale of weapons or tobacco-related products. The investment analysis and liquidity of these securitized vehicles do not differ materially from other forms of asset-backed securities the Adviser would typically consider for its other registered funds, except for the addition of the positive ESG screening process.
As ESG standards evolve, the Adviser may update the foregoing criteria to more accurately reflect the portfolio management team’s understanding of ESG factors. The
Adviser may use issuer engagement, as necessary, to determine whether investments support positive and sustainable environmental, social and governance impact.
The Fund’s investments are not limited to securities labeled “sustainable” or “ESG.” An investment’s satisfaction of the ESG criteria described above is based on the Adviser’s proprietary analysis and not that of a third party. There can be no guarantee that an investment that passes the Adviser’s positive screening process for ESG criteria will actually support sustainable initiatives. The Fund may invest up to 20% of its net assets in securities that the Adviser does not consider to be ESG investments.

Securities or other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) another security or instrument may offer a better investment opportunity, (ii) there has been a deterioration in the credit fundamentals of an issuer, (iii) an individual security or instrument has reached its sell target, (iv) the portfolio should be rebalanced for diversification or portfolio weighting purposes, or (v) the security no longer meets the Adviser’s ESG criteria.
Under normal circumstances, the Fund’s portfolio duration is two to eight years and the Fund’s dollar-weighted average maturity ranges from two to fifteen years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates.
The Fund invests in the U.S. and international securitized markets, including securities denominated in foreign currencies. The Fund has the flexibility to allocate up to 20% of its total assets to securities of foreign issues denominated in U.S. dollars or foreign currencies. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss from fluctuations in currency exchange rates, but is under no obligation to do so under any circumstances. Up to 10% of the Fund’s total assets may be invested in emerging markets and instruments that are economically tied to emerging market countries. The Fund considers emerging market countries to include all of the countries in the J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified, the J.P. Morgan Corporate Emerging Market Bond Index (CEMBI) Broad Diversified, the J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM), the MSCI Emerging Markets Index and the MSCI Frontier Markets Index. Instruments considered to be economically tied to emerging market countries are (i) those that are principally traded in an emerging market country, or (ii) those that are issued by: (a) an issuer organized under the laws of or maintaining a principal place of business in an emerging market country, (b) an issuer that derives or is expected to derive 50% or more of its total revenues, earnings or profits from business activity in an emerging market country, or that maintains or is expected to maintain 50% or more of its employees, assets, investments or operations in an emerging market country, or (c) a governmental or quasi-governmental entity of an emerging market country. The emerging market fixed-income securities in which the Fund may invest are not subject to any minimum credit quality standards, so long as the value of those investments does not cause the Fund to exceed its limits on investments in securities rated below investment grade.
The Fund may sell securities and other instruments short provided that not more than 33 1/3% of its net assets is held as collateral for those transactions. Derivatives are used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The types of derivatives in which the Fund will principally invest are options, futures, swap agreements and currency forwards, as well as: (i) securitized instruments that isolate specific cash flows, such as Principal only (PO) bonds or Interest only (IO) bonds; (ii) tiered index bonds that reference a series of cash securitizations (such as CMBX, a non-agency securitized index where the underlying assets are commercial mortgage-backed securities), and (iii) TBAs (to-be-announced securities). The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
Principal Risks
Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•	New Fund Risk: the risk that a new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

•	Debt Securities Risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

•	Market Risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•	Interest Rate Risk: the risk that debt securities may decline in value because of changes in interest rates.

•	Mortgage-Backed Securities Risk: the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interest rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

•	Asset-Backed Securities Risk: the risk of investing in asset-backed securities, including the risk of loss as a result of the impairment of the value of the underlying financial assets, prepayment risk and extension risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the asset-backed securities, if any, may be inadequate to protect investors in the event of default.

•	Prepayment Risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

•	Extension Risk: the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

•	ESG Investing Risk: the risk that the Fund’s ESG strategy may select or exclude securities of certain issuers for non-financial reasons, and that the Fund’s performance will differ from funds that do not utilize an ESG investing strategy. For example, the application of this strategy could affect the Fund’s exposure to certain sectors or types of investments, which could negatively impact the Fund’s performance. ESG investing is qualitative and subjective by nature, and there is no guarantee that the criteria used by the Adviser or any judgment exercised by the Adviser will reflect the opinions of any particular investor. Funds with ESG investment strategies are generally suited for long-term rather than short-term investors.

There are no universally agreed upon objective criteria for assessing ESG factors for investments. Rather, these criteria tend to have many subjective characteristics, can be difficult to analyze, and frequently involve a balancing of numerous factors. ESG factors can vary over different periods and can evolve over time. They may also be difficult to apply consistently across different types of investments. For these reasons, ESG standards may be aspirational and tend to be stated broadly and applied flexibly. In addition, investors and others may disagree as to whether a certain investment satisfies ESG standards given the absence of mandated or generally accepted criteria.

•	Below Investment Grade Mortgage-Backed Securities Risk: the Fund’s investments in residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) that are rated below investment grade generally carry greater liquidity risk than their investment grade counterparts. Historically, the markets for such below investment grade securities, and for below investment grade asset-backed securities in general, have been characterized at times by less liquidity than the market for analogous investment grade securities, particularly during the financial crisis of 2007 and 2008.

•	Unrated Securities Risk: the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.

•	Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	Credit Risk: the risk that an issuer may default in the payment of principal and/or interest on a security.

•	Inflation Risk: the risk that the value of the Fund’s investments may not keep up with price increases from inflation.

•	Liquidity Risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

•	Valuation Risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

•	Price Volatility Risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	Futures Contracts Risk: the risk of investing in futures contracts, which includes (1) the imperfect correlation between a futures contract and the change in market value of the underlying instrument held by the Fund; (2) a high degree of leverage because of the low collateral deposits normally involved in futures trading; (3) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (4) losses caused by unanticipated market movements, which are potentially unlimited; and (5) the inability of the Fund to execute a trade because of the maximum permissible price movements exchanges may impose on futures contracts.

•	Derivatives Risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•	Securities Selection Risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or included in benchmarks that are representative of the same asset class because of the portfolio managers’ choice of securities.

•	Frequent Trading Risk: the risk that frequent trading may lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders of the Fund.

•	Leverage Risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	Swap Agreements Risk: the risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap for those not traded through a central counterparty; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.
•	Junk Bond Risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•	Foreign Investing Risk: the risk that Fund share prices may fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments. In addition, Russia’s recent military incursions in Ukraine have led to, and may lead to additional, sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments.

•	Distressed and Defaulted Securities Risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

•	Counterparty Risk: the risk that the other party to a contract, such as a derivatives contract, may not fulfill its contractual obligations.

•	Portfolio Management Risk: the risk that an investment strategy may fail to produce the intended results.

•
Public Health Emergency Risk: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 has resulted and may continue to result, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. The ultimate impact of COVID-19, including new variants of the underlying virus, or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged. Other public health emergencies that may arise in the future could have similar or other unforeseen effects.

•	LIBOR Risk: the risk associated with the transition away from LIBOR, which is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate bonds and other fixed income securities. The use of LIBOR began being phased out at the end of 2021; however, the publication of 1-month, 3-month and 6-month USD LIBOR has been extended until June 2023. Although the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty regarding the impact on the Fund of the transition to a new reference rate.

•	U.S. Treasury Obligations Risk: the risk that the value of U.S. Treasury obligations may decline as a result of changes in interest rates, certain political events in the U.S., and strained relations with certain foreign countries.

•	U.S. Government Securities Risk: the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as a result, investments in their securities or obligations issued by such entities involve credit risk greater than investments in other types of U.S. government securities.
Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Performance Information
Investment results are not available because the Fund has not been operational for at least one calendar year. Updated performance information for the Fund is available on our website at www.tcw.com or by calling (800) 241-4671.
Investment Adviser
Metropolitan West Asset Management, LLC.
Portfolio Managers

Name	Experience with the Fund	Primary Title with Investment Adviser
Mitch Flack	September 2021 (inception of the Fund)	Specialist Portfolio Manager

Stephen M. Kane, CFA	September 2021 (inception of the Fund)	Founding Partner and Generalist Portfolio Manager

Elizabeth (Liza) Crawford	September 2021 (inception of the Fund)	Specialist Portfolio Manager, Head of Securitized Research

Harrison Choi	September 2021 (inception of the Fund)	Specialist Portfolio Manager, Head of Securitized Trading
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this prospectus.

Metropolitan West Flexible Income Fund

Investment Objective
The Flexible Income Fund seeks a high level of current income with a secondary objective of long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	M Class	I Class
Management Fees	0.45%	0.45%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.34%	0.34%
Shareholder Servicing Expenses[1]	0.09%	0.10%
Total Annual Fund Operating Expenses	1.04%	0.79%
Fee Waiver and/or Expense Reimbursement[2]	(0.24)%	(0.24)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.80%	0.55%

[1]
The Fund is authorized to compensate broker-dealers and other third-party intermediaries up to 0.10% (10 basis points) of the M Class and I Class assets serviced by that intermediary for shareholder services.

[2]
Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to the net expenses shown in the table for the applicable share class. The Adviser may recoup reduced fees and expenses only within three years of the waiver or reimbursement, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This contract will remain in place until July 31, 2023. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only (through July 31, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$82	$307	$551	$1,249
Class I	$56	$228	$415	$956
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 210% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a range of global investment opportunities related to credit, currencies and interest rates.
The portfolio management team evaluates each investment idea based on, among other factors, the team’s view of its current income potential, risk level, capital appreciation potential, and how it fits within the Fund’s overall portfolio in determining whether to buy or sell investments. The Adviser allocates the Fund’s assets in response to, among other factors, changing market, financial, economic, and political factors and events that the Fund’s portfolio managers believe may affect the values of the Fund’s investments. The allocation of capital to sectors and securities within each sector in the Fund is driven primarily by the Adviser’s assessment of relative value offered by each sector and security, respectively.

The Adviser seeks to actively manage the Fund’s risks on an on-going basis to mitigate the risks of excessive losses by the Fund’s portfolio overall. In managing portfolio risk, the Adviser takes into consideration its view of the following factors, among others: the potential relative performance of various market sectors, security selection available within a given sector, the risk/reward equation for different asset classes, liquidity conditions in various market sectors, the shape of the yield curve and projections for changes in the yield curve, potential fluctuations in the overall level of interest rates, and current monetary and fiscal policy.
To satisfy its objective, the Fund has latitude to invest in a diversified mix of fixed income securities across a wide array of sectors, the credit quality spectrum and maturity profiles. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and instruments that generate income. These investments include securities issued in the U.S. and abroad by domestic and foreign corporations and governments, including emerging markets. The Fund may invest in both investment grade and high yield fixed income securities (commonly known as “junk bonds”), subject to investing no more than 65% of its total assets (measured at the time of investment) in securities rated below investment grade (commonly known as “junk bonds”) by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or unrated securities determined by the Adviser to be of comparable quality.
The Fund may invest in securities of any maturity, and there is no limit on the weighted average maturity of the Fund’s portfolio. The Fund does not have a duration target. However, under normal circumstances, the average portfolio duration varies from zero to eight years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates.
Investments in the Fund include various types of bonds and debt securities, including corporate bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, municipal securities, U.S. and non-U.S. money market securities, defaulted debt securities, private placements and restricted securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating. The Fund may invest up to 35% of its total assets (measured at the time of investment) in asset-backed and mortgage-related securities rated below investment grade by Moody’s, S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality.
The Fund may invest in foreign securities, and up to 50% of the Fund’s total assets may be invested in emerging markets and instruments that are economically tied to emerging market countries. The Fund considers emerging market countries to include all of the countries in the J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified, the J.P. Morgan Corporate Emerging Market Bond Index (CEMBI) Broad Diversified, the J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM), the MSCI Emerging Markets Index and the MSCI Frontier Markets Index. Instruments considered to be economically tied to emerging market countries are (i) those that are principally traded in an emerging market country, or (ii) those that are issued by: (a) an issuer organized under the laws of or maintaining a principal place of business in an emerging market country, (b) an issuer that derives or is expected to derive 50% or more of its total revenues, earnings or profits from business activity in an emerging market country, or that maintains or is expected to maintain 50% or more of its employees, assets, investments or operations in an emerging market country, or (c) a governmental or quasi-governmental entity of an emerging market country. The emerging market fixed-income securities in which the Fund may invest are not subject to any minimum credit quality standards, so long as the value of those investments does not cause the Fund to exceed its limits on investments in securities rated below investment grade.
The Fund normally limits its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 40% of its total assets. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss from fluctuations in currency exchange rates, but is under no obligation to do so under any circumstances.
The Fund may invest up to 20% of its total assets in a combination of convertible bonds, preferred stock, and common stock of domestic and foreign companies.
The Fund may sell securities and other instruments short provided that not more than 33 1/3% of its net assets is held as collateral for those transactions. Derivatives are used in an effort to hedge investments, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are, primarily currency and other futures, forward contracts, options, and swap agreements (typically interest rate swaps, index-linked swaps, total return swaps and credit default swaps). The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
Principal Risks
Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•	Debt Securities Risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

•	Liquidity Risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Although the Fund is normally able to sell loans within seven days, a substantial portion of the loans held by the Fund will also experience delayed settlement beyond that period, which can impair the ability of the Fund to pay redemptions or to re-invest proceeds, or may require the Fund to borrow to meet redemptions. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

•	Price Volatility Risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.
•	Valuation Risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

•	Junk Bond Risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade securities.

•	Below Investment Grade Mortgage-Backed Securities Risk: the Fund’s investments in residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) that are rated below investment grade generally carry greater liquidity risk than their investment grade counterparts. Historically, the markets for such below investment grade securities, and for below investment grade asset-backed securities in general, have been characterized at times by less liquidity than the market for analogous investment grade securities, particularly during the financial crisis of 2007 and 2008. Although the market for below investment grade mortgage-backed securities has improved and become more transparent, the asset class remains complicated. Changes in market and regulatory conditions could adversely affect the liquidity of the Fund’s investments in below investment grade mortgage-backed securities or the ability of the Fund to sell these securities, thereby adversely impacting the value of your investment. These risks may be magnified in an environment of rising interest rates or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

•	Unrated Securities Risk: the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. This risk is greater for high yield securities, because the analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of investment grade securities.

•	Credit Risk: the risk that an issuer may default in the payment of principal and/or interest on a security. This risk is greater for high yield securities, which are considered speculative and are subject to greater risk of loss than investment grade securities, particularly in deteriorating economic conditions.

•	Inflation Risk: the risk that the value of the Fund’s investments may not keep up with price increases from inflation.

•	Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	Interest Rate Risk: the risk that investments held by the Fund may decline in value because of changes in interest rates.

•	Market Risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•	Emerging Markets Risk: the risk of investing in emerging market countries, which is substantial due to, among other factors, higher brokerage costs in certain countries; different accounting standards; thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

•	Mezzanine Securities Risk: the risk of investing in mezzanine securities, which generally are rated below investment grade or are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. Mezzanine securities present additional risks because they typically are the most subordinated debt obligation in an issuer’s capital structure and are often unsecured. Mezzanine securities are also expected to be a highly illiquid investment.

•	Prepayment Risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

•	Extension Risk: the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

•	Mortgage-Backed Securities Risk: in addition to the risks discussed above under “Below Investment Grade Mortgage-Backed Securities,” the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interest rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

•	Asset-Backed Securities Risk: the risk of investing in asset-backed securities, including the risk of loss as a result of the impairment of the value of the underlying financial assets, prepayment risk and extension risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the asset-backed securities, if any, may be inadequate to protect investors in the event of default.

•	Foreign Investing Risk: the risk that the value of Fund shares will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments. In addition, Russia’s recent military incursions in Ukraine have led to, and may lead to additional, sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments.

•	Derivatives Risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•	Futures Contracts Risk: the risk of investing in futures contracts, which includes (1) the imperfect correlation between a futures contract and the change in market value of the underlying instrument held by the Fund; (2) a high degree of leverage because of the low collateral deposits normally involved in futures trading; (3) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (4) losses caused by unanticipated market movements, which are potentially unlimited; and (5) the inability of the Fund to execute a trade because of the maximum permissible price movements exchanges may impose on futures contracts.

•	Bank Loan Risk: the risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. The Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities.

•	Securities Selection Risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or those included in benchmarks that are representative of the same asset class because of the portfolio managers’ choice of securities.

•	Distressed and Defaulted Securities Risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

•	Equity Risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic and political conditions.

•	Municipal Securities Risk: the risk of investing in municipal securities, including that the issuers of municipal securities may be unable to pay their obligations as they come due. The values of municipal securities may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal securities, may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal securities.

•	Sovereign Debt Risk: the risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. The Fund may have limited (or no) recourse in the event of a default because bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to private issuers and any recourse may be subject to the political climate in the relevant country.
•	Swap Agreements Risk: the risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap for those not traded through a central counterparty; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

•	Frequent Trading Risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•	Money Market/Short-Term Securities Risk: To the extent the Fund holds cash or invests in money market or short-term securities, the Fund may be less likely to achieve its investment objective. In addition, it is possible that the Fund’s investments in these instruments could lose money.

•	Leverage Risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	Foreign Currency Risk: the risk that foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

•	Counterparty Risk: the risk that the other party to a contract, such as a derivatives contract, may not fulfill its contractual obligations.

•	Portfolio Management Risk: the risk that an investment strategy may fail to produce the intended results.

•
Public Health Emergency Risk: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 has resulted and may continue to result, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. The ultimate impact of COVID-19, including new variants of the underlying virus, or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged. Other public health emergencies that may arise in the future could have similar or other unforeseen effects.

•	LIBOR Risk: the risk associated with the transition away from LIBOR, which is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate bonds and other fixed income securities. The use of LIBOR began being phased out at the end of 2021; however, the publication of 1-month, 3-month and 6-month USD LIBOR has been extended until June 2023. Although the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty regarding the impact on the Fund of the transition to a new reference rate.

•	U.S. Government Securities Risk: the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as a result, investments in securities or obligations issued by such entities involve credit risk greater than investments in other types of U.S. government securities.

•	U.S. Treasury Obligations Risk: the risk that the value of U.S. Treasury obligations may decline as a result of changes in interest rates, certain political events in the U.S., and strained relations with certain foreign countries.
Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class M shares.
Class M performance is lower than Class I performance because Class I has lower expenses than Class M. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception date of Class M shares and Class I shares of the Fund is November 30, 2018. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.tcw.com or by calling (800) 241-4671.
Flexible Income Fund – Class M Shares
Annual Total Returns for Years Ended 12/31

Year-to-Date Total Return of Class M Shares as of June 30, 2022: -8.79%

Highest:	8.79%	(quarter ended March 31, 2019)
Lowest:	-0.51%	(quarter ended December 31, 2021)
Average Annual Total Returns
(For Periods Ended December 31, 2021)

Share Class	1 Year	Since Inception
M – Before Taxes	1.98%	10.70%
- After Taxes on Distributions	-1.59%	5.30%
- After Taxes on Distributions and Sale of Fund Shares	1.22%	5.91%
I – Before Taxes	2.23%	10.85%
Bloomberg Barclays U.S. Aggregate Bond Index	-1.54%	5.27%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.
Investment Adviser
Metropolitan West Asset Management, LLC.
Portfolio Managers

Name	Experience with the Fund	Primary Title with Investment Adviser
Laird Landmann	3 Years	Founding Partner and Generalist Portfolio Manager

Stephen M. Kane, CFA	3 Years	Founding Partner and Generalist Portfolio Manager

Bryan T. Whalen, CFA	3 Years	Generalist Portfolio Manager
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this prospectus.

Metropolitan West Floating Rate Income Fund

Investment Objective
The Floating Rate Income Fund (the “Fund”) seeks primarily to maximize current income, with a secondary objective of long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	M Class	I Class	Plan Class
Management Fees	0.55%	0.55%	0.55%
Distribution (12b-1) Fees	0.25%	None	None
Other Expenses	0.20%	0.14%	0.10%
Shareholder Servicing Expenses[2]	0.10%	0.04%	0.00%
Total Annual Fund Operating Expenses	1.00%	0.69%	0.65%
Fee Waiver and/or Expense Reimbursement[3]	(0.10)%	(0.00)%	(0.05)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.90%	0.69%	0.60%

[1]
The Fund is authorized to compensate broker-dealers and other third-party intermediaries up to 0.10% (10 basis points) of the M and I Class assets serviced by those intermediaries for shareholder services.

[2]
Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, swap interest expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), to 0.90% for M Class, 0.70% for I Class and 0.60% for Plan Class. The Adviser may recoup reduced fees and expenses only within three years of the waiver or reimbursement, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This contract will remain in place until July 31, 2023, and the Adviser may not terminate the contract before that date. Although it does not expect to do so, the Board of Trustees is permitted to terminate this contract sooner in its discretion with written notice to the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only (through July 31, 2023). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$92	$308	$543	$1,216
Class I	$70	$221	$384	$859
Plan Class	$61	$203	$357	$806
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in floating rate investments and in investments that are the economic equivalent of floating rate investments. These economically equivalent investments may include, but are not limited to, any combination of the following items: (i) senior secured floating rate loans or debt; (ii) second lien or other subordinated or unsecured floating rate loans or debt; (iii) fixed-rate loans or debt, such as corporate bonds, preferred securities, convertible securities, mezzanine investments, collateralized loan obligations, senior loans, second lien loans, structured products and U.S. government debt securities, with respect to which the Fund has entered into derivative instruments that have the effect of converting the fixed-rate interest payments into floating-rate interest payments; and (iv) written credit derivatives, which would give the Fund exposure to the credit of a single issuer or an index. The market value of written credit derivatives would count toward the 80% test specified above. The Fund may also purchase, without limitation, participations or assignments in senior floating rate loans or second lien floating rate loans. Debt instruments include convertible or preferred securities that produce income.
The portfolio managers may consider many factors in purchasing and selling investments for the Fund, such as a fundamental analysis of the issuer, the credit quality of the issuer and collateral for the investment, capital structure, leverage, operating results for the issuer and the business outlook for the issuer, industry or broader economy.
The Fund’s investments may have any credit quality without limitation, including investments rated below investment grade (commonly known as “junk bonds”). Under normal circumstances, a substantial portion of the Fund’s portfolio consists of leveraged loans rated below investment grade or unrated.
The Fund may invest up to 20% of its net assets, plus any borrowings for investment purposes, in fixed income securities with respect to which the Fund has not entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments. Those fixed income securities may include, but are not limited to, corporate bonds, preferred securities, convertible securities, mezzanine investments, collateralized loan obligations, senior loans, second lien loans, structured products and U.S. government debt securities.
The Fund’s portfolio securities may have any duration or maturity.
The Fund may invest in securities of foreign issuers, including issuers located in emerging markets. Under normal circumstances, the Fund invests at least 80% of its net assets in loans and other securities of U.S. issuers or issuers with their primary operations, assets or management activities in the U.S. (including limited purpose controlled affiliates outside of the U.S. that borrow or issue securities primarily for the bene-
fit of their U.S. parent companies or affiliates). The Fund may invest up to 20% of its assets in securities of foreign issuers. Investments in securities of foreign issuers that are not denominated in U.S. dollars are limited to a maximum of 20% of the Fund’s assets. The Fund may invest up to 20% of its assets in emerging market securities.
Up to 15% of the Fund’s net assets may be invested in illiquid securities.
The Fund may also invest in companies whose financial condition is uncertain, where the borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, or that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.
The Fund may invest up to 10% of its net assets in common stocks or other equity securities. In addition, the Fund may acquire and hold those securities (or rights to acquire such securities) in unit offerings with fixed income securities, in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of a distressed fixed income security, or upon the exercise of a right or warrant obtained on account of a fixed income security.
The Fund may use derivatives for hedging purposes, but is not required to do so, as well as to increase the total return on its portfolio investments. The types of derivative instruments in which the Fund will principally invest are options or futures on a security or an index of securities, options on futures, credit default swaps, and interest rate or foreign currency derivatives, including swaps and forward contracts.
The Fund may sell securities and other instruments short provided that not more than 15% of its net assets are held as collateral for those transactions.
Principal Risks
Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio holdings increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•	Debt Securities Risk: the risk that the value of a debt security may increase or decrease as a result of various factors,

including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

•	Market Risk: the risk that returns from the investments held by the Fund may underperform returns from the general securities markets or other types of securities.

•	Credit Risk: the risk that an issuer may default in the payment of principal and/or interest on a security.

•	Inflation Risk: the risk that the value of the Fund’s investments may not keep up with price increases from inflation.

•	Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	Liquidity Risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Although the Fund is normally able to sell loans within seven days, a substantial portion of the loans held by the Fund may also experience delayed settlement beyond that period, which can impair the ability of the Fund to pay redemptions or to re-invest proceeds, or may require the Fund to borrow to meet redemptions. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

•	Valuation Risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

•	Bank Loan Risk: the risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. The Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities.

•	Senior Loan Risk: the risk of investing in senior loans, which may be greater than the risk of investing in other types of securities, as a result of, among other factors, less readily available, reliable information about most senior loans than is the case for many other types of securities; possible loss of significant value before a default occurs; possible decline in value or illiquidity of collateral; and lack of an active trading market for certain senior loans.

•	Second Lien Loan Risk: the risk of investing in second lien loans, which generally are subject to similar risks as those associated with investments in senior loans as well as the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.

•	Mezzanine Securities Risk: the risk of investing in mezzanine securities, which generally are rated below investment grade or are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. Mezzanine securities present additional risks because they typically are the most subordinated debt obligation in an issuer’s capital structure and are often unsecured. Mezzanine securities are also expected to be a highly illiquid investment.

•	Junk Bond Risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•	Unrated Securities Risk: the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.

•	Distressed and Defaulted Securities Risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

•	Prepayment Risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

•	Securities Selection Risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or those included in benchmarks that are representative of the same asset class because of the portfolio managers’ choice of securities.

•	Price Volatility Risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	Interest Rate Risk: the risk that investments held by the Fund may decline in value because of changes in interest rates.

•	Derivatives Risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•	Swap Agreements Risk: the risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap for those not traded through a central counterparty; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

•	Futures Contracts Risk: the risk of investing in futures contracts, which includes (1) the imperfect correlation between a futures contract and the change in market value of the underlying instrument held by the Fund; (2) a high degree of leverage because of the low collateral deposits normally involved in futures trading; (3) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (4) losses caused by unanticipated market movements, which are potentially unlimited; and (5) the inability of the Fund to execute a trade because of the maximum permissible price movements exchanges may impose on futures contracts.

•	Counterparty Risk: the risk that the other party to a contract, such as a derivatives contract, may not fulfill its contractual obligations.

•	Foreign Investing Risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments. In addition, Russia’s recent military incursions in Ukraine have led to, and may lead to additional, sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments.

•	Emerging Markets Risk: the risk of investing in emerging market countries, which is substantial due to, among other factors, higher brokerage costs in certain countries; different accounting standards; thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

•	Equity Risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic and political conditions.

•	Leverage Risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk either by segregating an equal amount of liquid assets or by “covering” the transactions that introduce such risk.

•	Portfolio Management Risk: the risk that an investment strategy may fail to produce the intended results.

•
Public Health Emergency Risk: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 has resulted and may continue to result, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. The ultimate impact of COVID-19, including new variants of the underlying virus, or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged. Other public health emergencies that may arise in the future could have similar or other unforeseen effects.

•	LIBOR Risk: the risk associated with the transition away from LIBOR, which is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate bonds and other fixed income securities. The use of LIBOR began being phased out at the end of 2021; however, the publication of 1-month, 3-month and 6-month USD LIBOR has been extended until June 2023. Although the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty regarding the impact on the Fund of the transition to a new reference rate.

•	U.S. Government Securities Risk: the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as a result investments in securities or obligations issued by such entities involve credit risk greater than investments in other types of U.S. government securities.
Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class M shares. Class M performance is lower than Class I and Plan Class performance because Class I and Plan Class have lower expenses than Class M. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception date of Class M shares and Class I shares of the Fund is June 28, 2013. The inception date for the Plan Class shares is January 29, 2021. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.tcw.com or by calling (800) 241-4671.
Floating Rate Income Fund – Class M Shares
Annual Total Returns for Years Ended 12/31

Year-to-Date Total Return of Class M Shares as of June 30, 2022: -5.38%

Highest:	6.99%	(quarter ended June 30, 2020)
Lowest:	-8.90%	(quarter ended March 31, 2020)
Average Annual Total Returns
(For Periods Ended December 31, 2021)

Share Class	1 Year	5 Years	Since Inception
M – Before Taxes	3.30%	3.43%	3.57%
- After Taxes on Distributions	2.07%	1.88%	2.02%
- After Taxes on Distributions and Sale of Fund Shares	1.94%	1.94%	2.04%
I – Before Taxes	3.51%	3.66%	3.78%
Plan Class – Before Taxes	N/A	N/A	N/A
S&P/LSTA Leveraged Loan Index	5.20%	4.26%	4.11%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class M Shares. After-tax returns for other classes will vary. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.
Investment Adviser
Metropolitan West Asset Management, LLC.
Portfolio Managers

Name	Experience with the Fund	Primary Title with Investment Adviser
Drew Sweeney	2 Years	Managing Director

Laird Landmann	8 Years	Founding Partner and Generalist Portfolio Manager

Jerry Cudzil	8 Years	Managing Director

Steven Purdy	1 Year	Managing Director

Kenneth Toshima	Since July 2022	Managing Director
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this prospectus.

Metropolitan West High Yield Bond Fund

Investment Objective
The High Yield Bond Fund seeks to maximize long-term total return consistent with preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	M Class	I Class
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.15%	0.11%
Shareholder Servicing Expenses[1]	0.09%	0.06%
Total Annual Fund Operating Expenses	0.90%	0.61%
Fee Waiver and/or Expense Reimbursement[2]	(0.05)%	(0.01)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%	0.60%

[1]
The Fund is authorized to compensate broker-dealers and other third-party intermediaries up to 0.10% (10 basis points) of the M and I Class assets serviced by those intermediaries for shareholder services.

[2]
Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, swap interest expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to the net expenses shown in the table for the applicable class. The Adviser may recoup reduced fees and expenses only within three years of the waiver or reimbursement, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This contract will remain in place until July 31, 2023. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only (through July 31, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$87	$282	$494	$1,103
Class I	$61	$194	$339	$761
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in high yield bonds (commonly known as “junk bonds”), which are bonds rated below investment grade or unrated bonds determined by the Adviser to be of comparable quality. The remainder of the Fund’s net assets may be invested in investment grade securities rated by one of the nationally recognized statistical rating organizations or, if unrated, determined by the Adviser to be of comparable quality.
Under normal circumstances, the Fund’s portfolio duration is two to eight years and the Fund’s dollar-weighted average maturity ranges from two to fifteen years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates. The Fund invests in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. The Adviser focuses the Fund’s portfolio holdings in areas of the bond market that the Adviser believes to be relatively undervalued, based on its analysis of quality, sector, coupon or maturity, and that the Adviser believes offer attractive prospective risk-adjusted returns compared to other segments of the bond market. The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market securities.
The Fund’s investments include various types of bonds and debt securities, including corporate bonds, mezzanine investments, swaps (including credit default swaps), currency futures and options, bank loans, preferred stock, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), foreign securities, U.S. Treasuries and agency securities, private placements, defaulted debt securities and restricted securities, cash and cash equivalents; and common stocks or other equity securities, such as warrants. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.
Derivatives are used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques such as reverse repurchase agreements. The Fund may normally borrow or short sell up to 33 1/3% of the value of its total assets. The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
Principal Risks
Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•	Debt Securities Risk: the risk that the value of a debt security may increase or decrease as a result of various factors,

including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

•	Market Risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•	Junk Bond Risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•	Credit Risk: the risk that an issuer may default in the payment of principal and/or interest on a security.

•	Inflation Risk: the risk that the value of the Fund’s investments may not keep up with price increases from inflation.

•	Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	Mezzanine Securities Risk: the risk of investing in mezzanine securities, which generally are rated below investment grade or are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. Mezzanine securities present additional risks because they typically are the most subordinated debt obligation in an issuer’s capital structure and are often unsecured. Mezzanine securities are also expected to be a highly illiquid investment.

•	Unrated Securities Risk: the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.

•	Distressed and Defaulted Securities Risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

•
Liquidity Risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Although the Fund is normally able to sell loans within seven days, a substantial portion of the loans held by the Fund may also experience delayed settlement beyond that period, which can impair the ability of the Fund to pay redemptions or to re-invest proceeds, or may require the Fund to borrow to meet redemptions. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

•	Valuation Risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

•	Price Volatility Risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	Bank Loan Risk: the risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. The Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities.

•	Interest Rate Risk: the risk that debt securities may decline in value because of changes in interest rates.

•	Futures Contracts Risk: the risk of investing in futures contracts, which includes (1) the imperfect correlation between a futures contract and the change in market value of the underlying instrument held by the Fund; (2) a high degree of leverage because of the low collateral deposits normally involved in futures trading; (3) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (4) losses caused by unanticipated market movements, which are potentially unlimited; and (5) the inability of the Fund to execute a trade because of the maximum permissible price movements exchanges may impose on futures contracts.

•	Securities Selection Risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or those included in benchmarks that are representative of the same asset class because of the portfolio managers’ choice of securities.
•	Frequent Trading Risk: the risk that frequent trading may lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders of the Fund.

•	Foreign Investing Risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments. In addition, Russia’s recent military incursions in Ukraine have led to, and may lead to additional, sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments.

•	Derivatives Risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•	Swap Agreements Risk: the risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap for those not traded through a central counterparty; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

•	Emerging Markets Risk: the risk of investing in emerging market countries, which is substantial due to, among other factors, higher brokerage costs in certain countries; different accounting standards; thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

•	Portfolio Management Risk: the risk that an investment strategy may fail to produce the intended results.

•	Prepayment Risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

•	Leverage Risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	Counterparty Risk: the risk that the other party to a contract, such as a derivatives contract, may not fulfill its contractual obligations.

•	Public Health Emergency Risk: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 has resulted and may continue to result, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. The ultimate impact of COVID-19, including new variants of the underlying virus, or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged. Other public health emergencies that may arise in the future could have similar or other unforeseen effects.

•	LIBOR Risk: the risk associated with the transition away from LIBOR, which is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate bonds and other fixed income securities. The use of LIBOR began being phased out at the end of 2021; however, the publication of 1-month, 3-month and 6-month USD LIBOR has been extended until June 2023. Although the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty regarding the impact on the Fund of the transition to a new reference rate.

Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class M shares. Class M performance is lower than Class I performance because Class I has lower expenses than Class M. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception dates of Class M shares and Class I shares of the Fund are September 30, 2002 and March 31, 2003, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.tcw.com or by calling (800) 241-4671.
High Yield Bond Fund – Class M Shares
Annual Total Returns for Years Ended 12/31

Year-to-Date Total Return of Class M Shares as of June 30, 2022: -14.10%

Highest:	8.60%	(quarter ended June 30, 2020)
Lowest:	-5.70%	(quarter ended March 31, 2020)

Average Annual Total Returns
(For Periods Ended December 31, 2021)

Share Class	1 Year	5 Years	10 Years	Since Inception
M – Before Taxes	3.35%	6.28%	5.77%	7.99%
- After Taxes on Distributions	1.93%	4.64%	3.75%	5.18%
- After Taxes on Distributions and Sale of Fund Shares	1.97%	4.11%	3.56%	5.11%
I – Before Taxes	3.61%	6.55%	6.04%	7.49%
Barclays Capital U.S. Corporate High Yield Index – 2% Issuer Cap	5.26%	6.27%	6.81%	8.56%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class M Shares. After-tax returns for other classes will vary. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.
Investment Adviser
Metropolitan West Asset Management, LLC.
Portfolio Managers

Name	Experience with the Fund	Primary Title with Investment Adviser
Jerry Cudzil	2 Years	Managing Director

Stephen M. Kane, CFA	19 Years	Founding Partner and Generalist Portfolio Manager

Laird Landmann	19 Years	Founding Partner and Generalist Portfolio Manager

Steven J. Purdy	2 Years	Managing Director

Brian Gelfand	Since July 2022	Senior Vice President
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this prospectus.

Metropolitan West Intermediate Bond Fund

Investment Objective
The Intermediate Bond Fund seeks to maximize current income, consistent with preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	M Class	I Class
Management Fees	0.35%	0.35%
Distribution (12b-1) Fees	0.21%	None
Other Expenses	0.14%	0.12%
Shareholder Servicing Expenses[1]	0.09%	0.07%
Total Annual Fund Operating Expenses	0.70%	0.47%

[1]
The Fund is authorized to compensate broker-dealers and other third-party intermediaries up to 0.10% (10 basis points) of the M and I Class assets serviced by those intermediaries for shareholder services.

[2]
Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, swap interest expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to the net expenses shown in the table for the applicable class. The Adviser may recoup reduced fees and expenses only within three years of the waiver or reimbursement, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This contract will remain in place until July 31, 2023. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$72	$224	$390	$871
Class I	$48	$151	$263	$591
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 399% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objective by investing, under normal circumstances, at least 90% of its net assets in fixed-income securities rated investment grade or unrated securities determined by the Adviser to be of comparable quality. Up to 10% of the Fund’s net assets may be invested in securities rated below investment grade (commonly known as “junk bonds”) or unrated securities determined by the Adviser to be of comparable quality. Under normal circumstances, the Fund also invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds. A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. Under normal circumstances, the Fund’s portfolio duration is one to six years and the Fund’s dollar-weighted average maturity ranges from three to seven years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates.

The Fund invests in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market securities.
The Fund’s investments include various types of bonds and debt securities, including corporate bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, U.S. and non-U.S. money market securities, swaps (including credit default swaps), futures, municipal securities, options, defaulted debt securities, private placements and restricted securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.
Derivatives are used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques such as reverse repurchase agreements. The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The Fund may normally short sell up to 25% of the value of its total assets.
Principal Risks
Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•	Debt Securities Risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

•	Market Risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•	Interest Rate Risk: the risk that debt securities may decline in value because of changes in interest rates.

•	Credit Risk: the risk that an issuer may default in the payment of principal and/or interest on a security.

•	Inflation Risk: the risk that the value of the Fund’s investments may not keep up with price increases from inflation.

•	Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	Prepayment Risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

•	Extension Risk: the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

•	Asset-Backed Securities Risk: the risk of investing in asset-backed securities, including the risk of loss as a result of the impairment of the value of the underlying financial assets, prepayment risk and extension risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the asset-backed securities, if any, may be inadequate to protect investors in the event of default.

•	Mortgage-Backed Securities Risk: the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interest rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

•	Price Volatility Risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•
Below Investment Grade Mortgage-Backed Securities Risk: the Fund’s investments in residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) that are rated below investment grade generally carry greater liquidity risk than their investment grade counterparts. Historically, the markets for such below investment grade securities, and for below investment grade asset-backed securities in general, have been characterized at times by less liquidity than the market for analogous investment grade securities, particularly during the financial crisis of 2007 and 2008.

•	Sovereign Debt Risk: the risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. The Fund may have limited (or no) recourse in the event of a default because bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to private issuers and any recourse may be subject to the political climate in the relevant country.

•	Municipal Securities Risk: the risk of investing in municipal securities, including that the issuers of municipal securities may be unable to pay their obligations as they come due. The values of municipal securities may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal securities, may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal securities.

•	Junk Bond Risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade securities.

•	Futures Contracts Risk: the risk of investing in futures contracts, which includes (1) the imperfect correlation between a futures contract and the change in market value of the underlying instrument held by the Fund; (2) a high degree of leverage because of the low collateral deposits normally involved in futures trading; (3) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (4) losses caused by unanticipated market movements, which are potentially unlimited; and (5) the inability of the Fund to execute a trade because of the maximum permissible price movements exchanges may impose on futures contracts.

•	Securities Selection Risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or those included in benchmarks that are representative of the same asset class because of the portfolio managers’ choice of securities.

•	Frequent Trading Risk: the risk that frequent trading may lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders of the Fund.

•	Foreign Investing Risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments. In addition, Russia’s recent military incursions in Ukraine have led to, and may lead to additional, sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments.

•	Derivatives Risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•	Swap Agreements Risk: the risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap for those not traded through a central counterparty; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

•	Emerging Markets Risk: the risk of investing in emerging market countries, which is substantial due to, among other factors, higher brokerage costs in certain countries; different accounting standards; thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

•	Unrated Securities Risk: the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.

•	Valuation Risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

•	Liquidity Risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

•	Counterparty Risk: the risk that the other party to a contract, such as a derivatives contract, may not fulfill its contractual obligations.

•	U.S. Treasury Obligations Risk: the risk that the value of U.S. treasury obligations may decline as a result of changes in interest rates, certain political events in the U.S., and strained relations with certain foreign countries.

•	U.S. Government Securities Risk: the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as a result, investments in securities or obligations issued by such entities involve credit risk greater than investments in other types of U.S. government securities.
•	Distressed and Defaulted Securities Risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

•	Leverage Risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	Portfolio Management Risk: the risk that an investment strategy may fail to produce the intended results.

•	Public Health Emergency Risk: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 has resulted and may continue to result, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. The ultimate impact of COVID-19, including new variants of the underlying virus, or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged. Other public health emergencies that may arise in the future could have similar or other unforeseen effects.

•	LIBOR Risk: the risk associated with the transition away from LIBOR, which is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate bonds and other fixed income securities. The use of LIBOR began being phased out at the end of 2021; however, the publication of 1-month, 3-month and 6-month USD LIBOR has been extended until June 2023. Although the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty regarding the impact on the Fund of the transition to a new reference rate.
Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other government agency, entity, or person.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class I performance is higher than Class M performance because Class I has lower expenses than Class M. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception dates of Class I shares and Class M shares of the Fund are June 28, 2002 and June 30, 2003, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for Fund is available on our website at www.tcw.com or by calling (800) 241-4671.
Intermediate Bond Fund – Class I Shares
Annual Total Returns for Years Ended 12/31

Year-to-Date Total Return of Class I Shares as of June 30, 2022: -7.47%

Highest:	3.85%	(quarter ended June 30, 2020)
Lowest:	-1.87%	(quarter ended December 31, 2016)
Average Annual Total Returns
(For Periods Ended December 31, 2021)

Share Class	1 Year	5 Years	10 Years	Since Inception
I – Before Taxes	-1.17%	3.18%	3.12%	4.86%
- After Taxes on Distributions	-1.72%	2.12%	2.00%	3.20%
- After Taxes on Distributions and Sale of Fund Shares	-0.64%	2.00%	1.94%	3.15%
M – Before Taxes	-1.39%	2.95%	2.89%	4.06%
Barclays Capital Intermediate U.S. Government/ Credit Index	-1.44%	2.91%	2.38%	3.70%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class I Shares. After-tax returns for other classes will vary. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.

Investment Adviser
Metropolitan West Asset Management, LLC.
Portfolio Managers

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	19 Years	Founding Partner and Generalist Portfolio Manager

Laird Landmann	19 Years	Founding Partner and Generalist Portfolio Manager

Bryan T. Whalen, CFA	18 Years	Generalist Portfolio Manager
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this prospectus.

Metropolitan West Investment Grade Credit Fund

Investment Objective
The Investment Grade Credit Fund seeks to maximize long-term total return.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	M Class	I Class
Management Fees	0.35%	0.35%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	1.56%	1.52%
Shareholder Servicing Expenses[1]	0.06%	0.05%
Total Annual Fund Operating Expenses	2.16%	1.87%
Fee Waiver and/or Expense Reimbursement[1]	(1.46)%	(1.38)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.70%	0.49%

[1]
The Fund is authorized to compensate broker-dealers and other third-party intermediaries up to 0.10% (10 basis points) of the M Class and I Class assets serviced by that intermediary for shareholder services.

[2]
Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to the net expenses shown in the table for the applicable share class. The Adviser may recoup reduced fees and expenses only within three years of the waiver or reimbursement, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This contract will remain in place until July 31, 2023. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only (through July 31, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$72	$535	$1,025	$2,378
Class I	$50	$453	$882	$2,077
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 345% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a range of fixed income sectors. Satisfying the Fund’s objective would require it to achieve positive total returns over a full market cycle, i.e., a period of time generally understood to be contained between two consecutive periods of heightened default activity within the global fixed income markets. Total return includes income and capital gains.
The Fund invests, under normal circumstances, at least 90% of its net assets in investment grade fixed income securities or unrated securities determined by the Adviser to be of comparable quality. Up to 10% of the Fund’s net assets may be invested in securities rated below investment grade (commonly known as “junk bonds”) or unrated securities determined by the Adviser to be of comparable quality. The emerging market fixed-income securities in which the Fund may invest are not subject to any minimum credit quality standards, so long as the value of those investments does not cause the Fund to exceed its limit on investments in securities rated below investment grade.
The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities and instruments it regards as bonds in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. Bonds for this purpose also include bank loans and instruments that are intended to provide one or more of the characteristics of a direct investment in one or more bonds. The Adviser focuses the Fund’s portfolio holdings in areas of the bond market that the Adviser believes to be relatively undervalued, based on its analysis of quality, sector, coupon or maturity, and that the Adviser believes offer attractive prospective risk-adjusted returns compared to other segments of the bond market.
The portfolio management team evaluates each investment idea based on the team’s view of, among other factors, its potential total return, its risk level and how it fits within the Fund’s overall portfolio in determining whether to buy or sell investments. The Adviser allocates the Fund’s assets in response to, among other considerations, changing market, financial, economic, and political factors and events that the Fund’s portfolio managers believe may affect the values of the Fund’s investments. The allocation of capital to sectors and securities within each sector in the Fund is driven primarily by the Adviser’s assessment of relative value offered by each sector and security, respectively.
The Adviser seeks to actively manage the Fund’s risks on an on-going basis to mitigate the risks of excessive losses by the portfolio overall. In managing portfolio risk, the Adviser takes into consideration its view of the following factors, among others: the potential relative performance of various market sectors, security selection available within a given sector, the risk/reward equation for different asset classes, liquidity conditions in various market sectors, the shape of the yield curve and projections for changes in the yield curve, potential fluctuations in the overall level of interest rates, and current monetary and fiscal policy.
The Fund may invest in securities of any maturity, and there is no limit on the weighted average maturity of the Fund’s portfolio. The Fund does not have a duration target. However, under normal circumstances, the average portfolio duration varies from two to eight years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates.
The Fund’s investments include various types of bonds and debt securities, including corporate bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, municipal securities, U.S. and non-U.S. money market securities, private placements and restricted securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.
The Fund may sell securities and other instruments short provided that not more than 33 1/3% of its net assets is held as collateral for those transactions. Derivatives are used in an effort to hedge investments, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are currency and other futures, forward contracts, options, and swap agreements (typically interest-rate swaps, index-linked swaps, total return swaps and credit default swaps).
Under normal circumstances, the majority of the Fund’s investments are denominated in U.S. dollars. However, the Fund has the flexibility to allocate up to 20% of its assets to securities denominated in foreign currencies. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss from fluctuations in currency exchange rates, but is under no obligation to do so under any circumstances.
The Fund may invest up to 10% of its total assets in a combination of convertible bonds, preferred stock, and common stock of domestic and foreign companies.

Principal Risks
Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•	Debt Securities Risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

•	Market Risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•	Interest Rate Risk: the risk that debt securities may decline in value because of changes in interest rates.

•	Credit Risk: the risk that an issuer may default in the payment of principal and/or interest on a security.

•	Inflation Risk: the risk that the value of the Fund’s investments may not keep up with price increases from inflation.

•	Issuer Risk: the risk that the value of a security value may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	Price Volatility Risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	Prepayment Risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

•	Extension Risk: the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

•	Mortgage-Backed Securities Risk: the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interest rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.
•	Asset-Backed Securities Risk: the risk of investing in asset-backed securities, including the risk of loss as a result of the impairment of the value of the underlying financial assets, prepayment risk and extension risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the asset-backed securities, if any, may be inadequate to protect investors in the event of default.

•	Frequent Trading Risk: the risk that frequent trading may lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders of the Fund.

•	Municipal Securities Risk: the risk of investing in municipal securities, including that the issuers of municipal securities may be unable to pay their obligations as they come due. The values of municipal securities may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal securities, may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal securities.

•	Foreign Investing Risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments. In addition, Russia’s recent military incursions in Ukraine have led to, and may lead to additional, sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments.

•	Emerging Markets Risk: the risk of investing in emerging market countries, which is substantial due to, among other factors, higher brokerage costs in certain countries; different accounting standards; thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

•	Sovereign Debt Risk: the risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. The Fund may have limited (or no) recourse in the event of a default because bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to private issuers and any recourse may be subject to the political climate in the relevant country.

•	Futures Contracts Risk: the risk of investing in futures contracts, which includes (1) the imperfect correlation between a futures contract and the change in market value of the underlying instrument held by the Fund; (2) a high degree of leverage because of the low collateral deposits normally involved in futures trading; (3) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (4) losses caused by unanticipated market movements, which are potentially unlimited; and (5) the inability of the Fund to execute a trade because of the maximum permissible price movements exchanges may impose on futures contracts.

•	Unrated Securities Risk: the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.

•	Securities Selection Risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or those included in benchmarks that are representative of the same asset class because of the portfolio managers’ choice of securities.

•	Derivatives Risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•	Swap Agreements Risk: the risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap for those not traded through a central counterparty; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

•	Liquidity Risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

•	Valuation Risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

•	Leverage Risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. If required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	U.S. Government Securities Risk: the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as a result, investments in securities or obligations issued by such entities involve credit risk greater than investments in other types of U.S. government securities.

•	U.S. Treasury Obligations Risk: the risk that the value of U.S. Treasury obligations may decline as a result of changes in interest rates, certain political events in the U.S., and strained relations with certain foreign countries.

•	Counterparty Risk: the risk that the other party to a contract, such as a derivatives contract, may not fulfill its contractual obligations.

•	Portfolio Management Risk: the risk that an investment strategy may fail to produce the intended results.

•	Foreign Currency Risk: the risk that foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

•	Public Health Emergency Risk: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 has resulted and may continue to result, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. The ultimate impact of COVID-19, including new variants of the underlying virus, or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged. Other public health emergencies that may arise in the future could have similar or other unforeseen effects.

•	LIBOR Risk: the risk associated with the transition away from LIBOR, which is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate bonds and other fixed income securities. The use of LIBOR began being phased out at the end of 2021; however, the publication of 1-month, 3-month and 6-month USD LIBOR has been extended until June 2023. Although the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty regarding the impact on the Fund of the transition to a new reference rate.
Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class I performance is higher than Class M performance because Class I has lower expenses than Class M. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception dates of Class I shares and Class M shares of the Fund are June 29, 2019. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for Fund is available on our website at www.tcw.com or by calling (800) 241-4671.
Investment Grade Credit Fund – Class M Shares
Annual Total Returns for Years Ended 12/31

Year-to-Date Total Return of Class M Shares as of June 30, 2022: -9.39%

Highest:	5.56%	(quarter ended June 30, 2020)
Lowest:	-1.10%	(quarter ended March 31, 2021)

Average Annual Total Returns
(For Periods Ended December 31, 2021)

Share Class	1 Year	Since Inception
M – Before Taxes	-0.61%	6.32%
M – After Taxes on Distributions	-2.49%	2.98%
M – After Taxes on Distributions and Sale of Fund Shares	-0.36%	3.44%
I – Before Taxes	-0.40%	6.54%
Bloomberg Barclays U.S. Intermediate Credit Index	-1.03%	4.78%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.
Investment Adviser
Metropolitan West Asset Management, LLC.
Portfolio Managers

Name	Experience with the Fund	Primary Title with Investment Adviser
Laird Landmann	3 Years	Founding Partner and Generalist Portfolio Manager

Stephen M. Kane, CFA	3 Years	Founding Partner and Generalist Portfolio Manager

Bryan T. Whalen, CFA	3 Years	Generalist Portfolio Manager
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this prospectus.

Metropolitan West Low Duration Bond Fund

Investment Objective
The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	M Class	I Class	Administrative Class
Management Fees	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	0.19%	None	0.19%
Other Expenses	0.13%	0.11%	0.23%
Shareholder Servicing Expenses[1]	0.10%	0.08%	0.20%
Total Annual Fund Operating Expenses	0.62%	0.41%	0.72%

[1]
Shareholder Servicing Expenses for the Administrative Class Shares includes up to 0.20% charged under the Shareholder Servicing Plan. The Fund is authorized to compensate broker-dealers and other third-party intermediaries up to 0.10% (10 basis points) of the M and I Class assets serviced by those intermediaries for shareholder services.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$63	$199	$346	$774
Class I	$42	$132	$230	$518
Administrative Class	$74	$230	$401	$894
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 347% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objective by investing, under normal circumstances, at least 70% of its net assets in highly rated fixed income securities or unrated securities determined by the Adviser to be of comparable quality. Up to 30% of the Fund’s net assets may be invested in securities rated below highly rated securities or unrated securities determined by the Adviser to be of comparable quality, but not more than 20% of the Fund’s net assets may be invested in securities rated below investment grade (commonly known as “junk bonds”) or unrated securities determined by the Adviser to be of comparable quality. The Fund also invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds. A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. Under normal circumstances, the Fund’s portfolio duration is up to three years and the Fund’s dollar-weighted average maturity ranges from one to five years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates.
The Fund invests in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments.
The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market securities.
The Fund’s investments include various types of bonds and debt securities, including corporate bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, U.S. and non-U.S. money market securities, swaps (including credit default swaps), futures, options (including swaptions), municipal securities, defaulted debt securities, private placements and restricted securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.
Derivatives are used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques such as reverse repurchase agreements. The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The Fund may normally short sell up to 25% of the value of its total assets.
Principal Risks
Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•	Debt Securities Risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

•	Market Risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•	Credit Risk: the risk that an issuer may default in the payment of principal and/or interest on a security.
•	Inflation Risk: the risk that the value of the Fund’s investments may not keep up with price increases from inflation.

•	Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	Futures Contracts Risk: the risk of investing in futures contracts, which includes (1) the imperfect correlation between a futures contract and the change in market value of the underlying instrument held by the Fund; (2) a high degree of leverage because of the low collateral deposits normally involved in futures trading; (3) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (4) losses caused by unanticipated market movements, which are potentially unlimited; and (5) the inability of the Fund to execute a trade because of the maximum permissible price movements exchanges may impose on futures contracts.

•	Derivatives Risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•	Frequent Trading Risk: the risk that frequent trading may lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders of the Fund.

•	Prepayment Risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

•	Extension Risk: the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

•
Mortgage-Backed Securities Risk: the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interest rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

•	Asset-Backed Securities Risk: the risk of investing in asset-backed securities, including the risk of loss as a result of the impairment of the value of the underlying financial assets, prepayment risk and extension risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the asset-backed securities, if any, may be inadequate to protect investors in the event of default.

•	Interest Rate Risk: the risk that debt securities may decline in value because of changes in interest rates.

•	Junk Bond Risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•	Unrated Securities Risk: the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.

•	Price Volatility Risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	Valuation Risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

•	Foreign Investing Risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments. In addition, Russia’s recent military incursions in Ukraine have led to, and may lead to additional, sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments.

•	Emerging Markets Risk: the risk of investing in emerging market countries, which is substantial due to, among other factors, higher brokerage costs in certain countries; different accounting standards; thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

•	Securities Selection Risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or those included in benchmarks that are representative of the same asset class because of the portfolio managers’ choice of securities.

•	Bank Loan Risk: the risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. The Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities.

•	Leverage Risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	Counterparty Risk: the risk that the other party to a contract, such as a derivatives contract, may not fulfill its contractual obligations.

•	Portfolio Management Risk: the risk that an investment strategy may fail to produce the intended results.

•
Swap Agreements Risk: the risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap for those not traded through a central counterparty; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

•	Foreign Currency Risk: the risk that foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

•	Distressed and Defaulted Securities Risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

•	Liquidity Risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

•	U.S. Treasury Obligations Risk: the risk that the value of U.S. treasury obligations may decline as a result of changes in interest rates, certain political events in the U.S., and strained relations with certain foreign countries.

•	U.S. Government Securities Risk: the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as a result, investments in securities or obligations issued by such entities involve credit risk greater than investments in other types of U.S. government securities.

•	Public Health Emergency Risk: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 has resulted and may continue to result, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. The ultimate impact of COVID-19, including new variants of the underlying virus, or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged. Other public health emergencies that may arise in the future could have similar or other unforeseen effects.

•	LIBOR Risk: the risk associated with the transition away from LIBOR, which is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate bonds and other fixed income securities. The use of LIBOR began being phased out at the end of 2021; however, the publication of 1-month, 3-month and 6-month USD LIBOR has been extended until June 2023. Although the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty regarding the impact on the Fund of the transition to a new reference rate.

•	Below Investment Grade Mortgage-Backed Securities Risk: the Fund’s investments in residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) that are rated below investment grade generally carry greater liquidity risk than their investment grade counterparts. Historically, the markets for such below investment grade securities, and for below investment grade asset-backed securities in general, have been characterized at times by less liquidity than the market for analogous investment grade securities, particularly during the financial crisis of 2007 and 2008.
Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class M Shares. Class M performance is lower than Class I performance and higher than Administrative Class performance because Class M has higher expenses than Class I and lower expenses than Administrative Class. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception dates of Class M shares, Class I shares and Administrative Class shares of the Fund are March 31, 1997, March 31, 2000 and September 23, 2009, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.tcw.com or by calling (800) 241-4671.
Low Duration Bond Fund – Class M Shares
Annual Total Returns for Years Ended 12/31

Year-to-Date Total Return of Class M Shares as of June 30, 2022: -4.35%

Highest:	2.98%	(quarter ended September 30, 2012)
Lowest:	-0.79%	(quarter ended March 31, 2020)
Average Annual Total Returns
(For Periods Ended December 31, 2021)

Share Class	1 Year	5 Years	10 Years	Since Inception
M – Before Taxes	-0.13%	1.93%	2.18%	3.45%
- After Taxes on Distributions	-0.49%	1.25%	1.48%	1.94%
- After Taxes on Distributions and Sale of Fund Shares	-0.08%	1.18%	1.37%	2.03%
I – Before Taxes	0.07%	2.14%	2.39%	3.15%
Administrative – Before Taxes	-0.27%	1.83%	2.05%	2.93%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	-0.55%	1.61%	1.09%	3.04%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class M Shares. After-tax returns for other classes will vary. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.
Investment Adviser
Metropolitan West Asset Management, LLC.
Portfolio Managers

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	26 Years	Founding Partner and Generalist Portfolio Manager

Laird Landmann	26 Years	Founding Partner and Generalist Portfolio Manager

Bryan T. Whalen, CFA	18 Years	Generalist Portfolio Manager
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this prospectus.

Metropolitan West Opportunistic High Income Credit Fund

Investment Objective
The Opportunistic High Income Credit Fund seeks to maximize total returns through a combination of current income and capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	M Class	I Class
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	None
Other Expenses[1]	5.03%	4.92%
Shareholder Servicing Expenses[2]	0.10%	0.00%
Total Annual Fund Operating Expenses	5.78%	5.42%
Fee Waiver and/or Expense Reimbursement[3]	(4.93)%	(4.82)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%	0.60%

[1]	Other Expenses are based on estimates for the current fiscal year.

[2]
The Fund is authorized to compensate broker-dealers and other third-party intermediaries up to 0.10% (10 basis points) of the M Class and I Class assets serviced by that intermediary for shareholder services.

[3]
Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to the net expenses shown in the table for the applicable share class. The Adviser may recoup reduced fees and expenses only within three years of the waiver or reimbursement, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This contract will remain in place until July 31, 2023. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only (through July 31, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$87	$1,281	$2,457	$5,318
Class I	$61	$1,188	$2,306	$5,059
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from July 30, 2021 (commencement of operations) through March 31, 2022, the Fund’s turnover rate was 104% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objective by utilizing a flexible investment approach that, under normal circumstances, invests at least 80% of its net assets in investments across a range of investment opportunities related to income-generating credit securities, with an emphasis on higher volatility, lower-quality debt securities rated below investment grade (commonly known as “junk bonds”) by Moody’s Investors Services, Inc. (“Moody’s”), S&P Global rating (“S&P”) and Fitch Ratings, Inc. (“Fitch”), or unrated securities determined by the Adviser to be of comparable quality. The use of the term “opportunistic” in the Fund’s name means that it is not limited to any single type of investment strategy, sector or income-producing security. Income-generating credit securities may include defaulted securities that are not current with their interest, distribution, or dividend payments, but defaulted securities are not expected to constitute more than 15% of the Fund’s portfolio.

The portfolio management team evaluates each investment idea based on, among other factors, the team’s view of its current income potential, risk level, capital appreciation potential, and how it fits within the Fund’s overall portfolio in determining whether to buy or sell investments. The Adviser allocates the Fund’s assets in response to, among other factors, changing market, financial, economic, and political factors and events that the Fund’s portfolio managers believe may affect the values of the Fund’s investments. The allocation of capital to sectors and securities within each sector in the Fund is driven primarily by the Adviser’s assessment of relative value offered by each sector and security, respectively.
The Fund may invest up to 20% of its total assets in equity securities, including common and preferred stock; rights, warrants or options to purchase common or preferred stock; securities that may be converted into or exchanged for common or preferred stock, such as convertible preferred stock, convertible debt and Eurodollar convertible securities; equity securities of foreign companies listed on established exchanges in the U.S., including NASDAQ; American Depository Receipts (ADRs); and other securities, including structured securities, with equity characteristics. In addition, the Fund may acquire and hold common stocks or other equity securities (or rights to acquire such securities) in unit offerings with fixed income securities, in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of a distressed fixed income security, or upon the exercise of a right or warrant obtained on account of a fixed income security.
Investments in the Fund include various types of bonds and debt securities, including corporate bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, municipal securities, U.S. and non-U.S. money market securities, defaulted debt securities, private placements and restricted securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating. The Fund may invest in securities of any maturity, and there is no limit on the weighted average maturity of the Fund’s portfolio. The Fund does not have a duration target. The Fund may also invest in companies whose financial condition is uncertain, where the borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, or that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.
The Fund may invest in both investment grade and high yield fixed income securities (commonly known as “junk bonds”). The Fund may invest up to 100% of its total assets (measured at the time of investment) in securities rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 25% of its total assets (measured at the time of investment) in asset-backed and mortgage-related securities rated below investment grade by Moody’s, S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality.
The Fund may invest in foreign securities, and up to 20% of the Fund’s total assets may be invested in emerging markets and instruments that are economically tied to emerging market countries. The Fund considers emerging market countries to include all of the countries in the J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified, the J.P. Morgan Corporate Emerging Market Bond Index (CEMBI) Broad Diversified, the J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM), the MSCI Emerging Markets Index and the MSCI Frontier Markets Index. Instruments considered to be economically tied to emerging market countries are (i) those that are principally traded in an emerging market country, or (ii) those that are issued by: (a) an issuer organized under the laws of or maintaining a principal place of business in an emerging market country, (b) an issuer that derives or is expected to derive 50% or more of its total revenues, earnings or profits from business activity in an emerging market country, or that maintains or is expected to maintain 50% or more of its employees, assets, investments or operations in an emerging market country, or (c) a governmental or quasi-governmental entity of an emerging market country. The emerging market fixed-income securities in which the Fund may invest are not subject to any minimum credit quality standards.
The Fund normally limits its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss from fluctuations in currency exchange rates, but is under no obligation to do so under any circumstances.
The Fund may sell securities and other instruments short provided that not more than 33 1/3% of its net assets is held as collateral for those transactions. Derivatives are used in an effort to hedge investments, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are currency and other futures, forward contracts, options, and swap agreements (typically interest rate swaps, index-linked swaps, total return swaps and credit default swaps). The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
Principal Risks
Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•	New Fund Risk: the risk that a new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

•	Debt Securities Risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

•	Market Risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•	Credit Risk: the risk that an issuer may default in the payment of principal and/or interest on a security.

•	Inflation Risk: the risk that the value of the Fund’s investments may not keep up with price increases from inflation.

•	Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	Securities Selection Risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or included in benchmarks that are representative of the same asset class because of the portfolio managers’ choice of securities.

•	Junk Bond Risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.
•	Distressed and Defaulted Securities Risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties. A security held by the Fund may default, or the issuer of the security may become distressed, after the Fund’s investment. In addition, the Fund may invest a significant portion of its assets in fixed income securities that are distressed or defaulted at the time of investment. Because the issuer of such securities is in default and is likely to be in distressed financial condition, repayment of defaulted securities and obligations of distressed issuers is uncertain. To the extent that the Fund is invested in distressed or defaulted securities, its ability to achieve current income for its shareholders may be diminished. The Fund is also subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the distressed or defaulted securities will eventually be satisfied, and the Fund may lose its entire investment or be required to accept cash or securities with a lesser value than its original investment.

•	Mezzanine Securities Risk: the risk of investing in mezzanine securities, which generally are rated below investment grade or are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. Mezzanine securities present additional risks because they typically are the most subordinated debt obligation in an issuer’s capital structure and are often unsecured. Mezzanine securities are also expected to be a highly illiquid investment.

•	Second Lien Loan Risk: the risk of investing in second lien loans, which generally are subject to similar risks as those associated with investments in senior loans as well as the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.

•	Bank Loan Risk: the risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. The Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities.

•	Equity Risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic and political conditions.

•	Price Volatility Risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	Unrated Securities Risk: the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.

•	Below Investment Grade Mortgage-Backed Securities Risk: the Fund’s investments in residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) that are rated below investment grade generally carry greater liquidity risk than their investment grade counterparts. Historically, the markets for such below investment grade securities, and for below investment grade asset-backed securities in general, have been characterized at times by less liquidity than the market for analogous investment grade securities, particularly during the financial crisis of 2007 and 2008.

•	Valuation Risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

•	Liquidity Risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

•	Interest Rate Risk: the risk that debt securities may decline in value because of changes in interest rates.

•	Frequent Trading Risk: the risk that frequent trading may lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders of the Fund.

•	Mortgage-Backed Securities Risk: the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interest rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

•	Asset-Backed Securities Risk: the risk of investing in asset-backed securities, including the risk of loss as a result of the impairment of the value of the underlying financial assets, prepayment risk and extension risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the asset-backed securities, if any, may be inadequate to protect investors in the event of default.

•	Prepayment Risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

•	Futures Contracts Risk: the risk of investing in futures contracts, which includes (1) the imperfect correlation between a futures contract and the change in market value of the underlying instrument held by the Fund; (2) a high degree of leverage because of the low collateral deposits normally involved in futures trading; (3) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (4) losses caused by unanticipated market movements, which are potentially unlimited; and (5) the inability of the Fund to execute a trade because of the maximum permissible price movements exchanges may impose on futures contracts.

•	Leverage Risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	Counterparty Risk: the risk that the other party to a contract, such as a derivatives contract, may not fulfill its contractual obligations.

•	Short Sales Risk: the risk that the use of short sales, which are speculative investments, may cause the Fund to lose money if the value of a security does not go down as the Adviser expects. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, the use of short sales may cause the Fund to have higher expenses (especially interest and dividend expenses) than those of other mutual funds that do not engage in short sales.

•	Derivatives Risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•	Swap Agreements Risk: the risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap for those not traded through a central counterparty; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

•	Foreign Investing Risk: the risk that Fund share prices may fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments. In addition, Russia’s recent military incursions in Ukraine have led to, and may lead to additional, sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments.

•	Foreign Currency Risk: the risk that any hedging transactions used by the Fund are not effective in protecting against a decline in the value of foreign currencies relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

•	Emerging Markets Risk: the risk of investing in emerging market countries, which is substantial due to, among other factors, higher brokerage costs in certain countries; different accounting standards; thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

•	Portfolio Management Risk: the risk that an investment strategy may fail to produce the intended results.

•	Public Health Emergency Risk: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 has resulted and may continue to result, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. The ultimate impact of COVID-19, including new variants of the underlying virus, or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged. Other public health emergencies that may arise in the future could have similar or other unforeseen effects.

•
LIBOR Risk: the risk associated with the transition away from LIBOR, which is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate bonds and other fixed income securities. The use of LIBOR began being phased out at the end of 2021; however, the publication of 1-month, 3-month and 6-month USD LIBOR has been extended until June 2023. Although the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty regarding the impact on the Fund of the transition to a new reference rate.
Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Performance Information
Investment results are not available because the Fund has not been operational for at least one calendar year. Updated performance information for the Fund is available on our website at www.tcw.com or by calling (800) 241-4671.
Investment Adviser
Metropolitan West Asset Management, LLC.
Portfolio Managers

Name	Experience with the Fund	Primary Title with Investment Adviser
Steven J. Purdy	July 2021 (inception of the Fund)	Managing Director

Harrison Choi	July 2021 (inception of the Fund)	Specialist Portfolio Manager, Head of Securitized Trading

Brian Gelfand	July 2021 (inception of the Fund)	Senior Vice President

Laird R. Landmann	Since December 2021	Founding Partner and Generalist Portfolio Manager

Jerry Cudzil	Since December 2021	Managing Director
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this prospectus.

Metropolitan West Strategic Income Fund

Investment Objective
The Strategic Income Fund seeks to maximize long-term total return without tracking any particular markets or indices.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	M Class	I Class
Management Fees[1]	0.65%	0.65%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	1.66%	1.66%
Shareholder Servicing Expenses[2]	0.09%	0.09%
Total Annual Fund Operating Expenses	2.56%	2.31%
Fee Waiver and/or Expense Reimbursement[3]	(1.52)%	(1.51)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.04%	0.80%

[1]
Effective February 1, 2022, the management fee paid to Metropolitan West Asset Management, LLC (the “Adviser”) for providing services to the Fund is 0.65% of daily net assets of the Fund. Prior to this date, the management fee consisted of a basic fee at an annual rate of 1.20% of the Fund’s average daily net assets and a positive or negative performance adjustment of up to an annual rate of 0.70% (applied to the average net assets for the rolling 12-month performance period), resulting in a total minimum fee of 0.50% and a total maximum fee of 1.90%. The average monthly management fee for the period from April 1, 2021 through March 31, 2022 was 1.64% (annual rate) based on average net assets for the year ended March 31, 2022.

[2]
The Fund is authorized to compensate broker-dealers and other third-party intermediaries up to 0.10% (10 basis points) of the M and I Class assets serviced by those intermediaries for shareholder services.

[3]
Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, swap interest expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to the net expenses shown in the table for the applicable class. The Adviser may recoup reduced fees and expenses only within three years of the waiver or reimbursement, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This contract will remain in place until July 31, 2023. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$106	$651	$1,224	$2,781
Class I	$82	$576	$1,098	$2,529
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objective by using techniques intended to provide absolute (positive) returns in all markets and employs a strategy intended to produce high income while exploiting disparities or inefficiencies in markets. The Fund focuses on inefficiencies related to secured or asset-backed debt compared with unsecured and subordinated debt or equity of companies and issuers. Additionally, the Fund focuses on longer-term cyclical anomalies in the fixed income markets to both enhance yield and realize potential price appreciation. These anomalies include shifts in the portfolio’s duration, yield curve anomalies, and sector and issue-specific dislocations.

The major strategies employed by the Adviser include relative value/arbitrage strategies (capital structure arbitrage, commodities/futures arbitrage, convertible arbitrage, and interest rate arbitrage), trading/market timing strategies (interest rate timing, yield curve relationship and arbitrage and sector and issue allocations), income strategies, high yield investment strategies, long-short or market-neutral equity strategies and event driven and special situation strategies.
To implement some or all of these strategies, the Fund’s portfolio investments typically include corporate bonds, mezzanine investments, bank loans, preferred stock, common stock, warrants, convertible bonds, municipal securities, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), derivatives of asset-backed securities (including those involving net interest margins), other derivatives including credit default swaps and other swaps, currency futures and other futures, and options, foreign securities, U.S. Treasuries and agency securities, cash and cash equivalents, private placements, defaulted debt securities, restricted securities and unrated securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.
Under normal circumstances, the average dollar-weighted credit quality of the Fund’s long-term debt investments is investment grade or unrated and determined by the Adviser to be of comparable quality. The Fund may invest up to 50% of its assets in debt securities rated below investment grade (commonly known as “junk bonds”), or unrated and determined by the Adviser to be of comparable quality.
The Fund invests in the U.S. and abroad, including emerging markets. The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. Investments in securities of foreign issuers that are not denominated in U.S. dollars are limited to a maximum of 30% of the Fund’s assets. The Fund may also invest up to 15% of its assets in emerging market securities. Derivatives are used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques.
The Fund may normally borrow or sell securities short each up to 33 1/3% of the value of its total assets.
Principal Risks
Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•	Debt Securities Risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

•	Liquidity Risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

•	Price Volatility Risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	Valuation Risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

•	Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	Credit Risk: the risk that an issuer may default in the payment of principal and/or interest on a security.

•	Inflation Risk: the risk that the value of the Fund’s investments may not keep up with price increases from inflation.

•	Market Risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•	Below Investment Grade Mortgage-Backed Securities Risk: the Fund’s investments in residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) that are rated below investment grade generally carry greater liquidity risk than their investment grade counterparts. Historically, the markets for such below investment grade securities, and for below investment grade asset-backed securities in general, have been characterized at times by less liquidity than the market for analogous investment grade securities, particularly during the financial crisis of 2007 and 2008.

•	Junk Bond Risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade securities.

•	Distressed and Defaulted Securities Risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

•	Mezzanine Securities Risk: the risk of investing in mezzanine securities, which generally are rated below investment grade or unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. Mezzanine securities present additional risks because they typically are the most subordinated debt obligation in an issuer’s capital structure and are often unsecured. Mezzanine securities are also expected to be a highly illiquid investment.

•	Mortgage-Backed Securities Risk: the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interest rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

•	Asset-Backed Securities Risk: the risk of investing in asset-backed securities, including the risk of loss as a result of the impairment of the value of the underlying financial assets, prepayment risk and extension risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the asset-backed securities, if any, may be inadequate to protect investors in the event of default.

•	Unrated Securities Risk: the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.

•	Securities Selection Risk: the risk that the securities held by the Fund may underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	Prepayment Risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

•	Extension Risk: the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

•	Interest Rate Risk: the risk that debt securities may decline in value because of changes in interest rates.

•	Futures Contracts Risk: the risk of investing in futures contracts, which includes (1) the imperfect correlation between a futures contract and the change in market value of the underlying instrument held by the Fund; (2) a high degree of leverage because of the low collateral deposits normally involved in futures trading; (3) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (4) losses caused by unanticipated market movements, which are potentially unlimited; and (5) the inability of the Fund to execute a trade because of the maximum permissible price movements exchanges may impose on futures contracts.

•	Equity Risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic and political conditions.

•	Derivatives Risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•	Swap Agreements Risk: the risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap for those not traded through a central counterparty; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

•	Foreign Investing Risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments. In addition, Russia’s recent military incursions in Ukraine have led to, and may lead to additional, sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments.

•	Emerging Markets Risk: the risk of investing in emerging market countries, which is substantial due to, among other factors, higher brokerage costs in certain countries; different accounting standards; thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

•	Sovereign Debt Risk: the risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. The Fund may have limited (or no) recourse in the event of a default because bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to private issuers and any recourse may be subject to the political climate in the relevant country.

•	Absolute Return Investing Risk: the risk of absolute return investing, which may involve greater risk than investing in a traditional portfolio of stocks or bonds. There is no guarantee that the performance of the Fund will have low correlation with the returns of traditional capital markets, and increased correlation between the Fund’s strategies and the traditional capital markets could result in an increase in the Fund’s overall volatility.

•	Event Driven Strategies Risk: the risk that the success or failure of event driven investing, which involves attempting to predict the outcome of a particular transaction and the best time at which to commit capital to such a transaction, will usually depend on whether the Adviser accurately predicts the outcome and timing of the transaction event.

•	Portfolio Management Risk: the risk that an investment strategy may fail to produce the intended results.

•	Leverage Risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	Counterparty Risk: the risk that the other party to a contract, such as a derivatives contract, may not fulfill its contractual obligations.

•	Short Sales Risk: the risk that the use of short sales, which are speculative investments, may cause the Fund to lose money if the value of a security does not go down as the Adviser expects. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, the use of borrowing and short sales may cause the Fund to have higher expenses (especially interest and dividend expenses) than those of other mutual funds that do not engage in short sales.

•	Foreign Currency Risk: the risk that foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

•	Public Health Emergency Risk: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 has resulted and may continue to result, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. The ultimate impact of COVID-19, including new variants of the underlying virus, or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged. Other public health emergencies that may arise in the future could have similar or other unforeseen effects.

•	LIBOR Risk: the risk associated with the transition away from LIBOR, which is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate bonds and other fixed income securities. The use of LIBOR began being phased out at the end of 2021; however, the publication of 1-month, 3-month and 6-month USD LIBOR has been extended until June 2023. Although the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty regarding the impact on the Fund of the transition to a new reference rate.
Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class M shares. Class M performance is lower than Class I performance because Class I has lower expenses than Class M. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception dates of Class M shares and Class I shares of the Fund are June 30, 2003 and March 31, 2004, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.tcw.com or by calling (800) 241-4671.
Strategic Income Fund – Class M Shares
Annual Total Returns for Years Ended 12/31

Year-to-Date Total Return of Class M Shares as of June 30, 2022: -6.79%

Highest:	7.31%	(quarter ended June 30, 2020)
Lowest:	-7.03%	(quarter ended March 31, 2020)
Average Annual Total Returns
(For Periods Ended December 31, 2021)

Share Class	1 Year	5 Years	10 Years	Since Inception
M – Before Taxes	2.14%	3.44%	3.85%	4.07%
- After Taxes on Distributions	-1.30%	1.31%	2.06%	1.92%
- After Taxes on Distributions and Sale of Fund Shares	1.26%	1.72%	2.19%	2.23%
I – Before Taxes	2.38%	3.69%	4.10%	3.62%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index +2%	1.88%	3.12%	2.62%	3.28%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class M Shares.

After-tax returns for other classes will vary. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.
Investment Adviser
Metropolitan West Asset Management, LLC.
Portfolio Managers

Name	Experience with the Fund	Primary Title with Investment Adviser

Stephen M. Kane, CFA	19 Years	Founding Partner and Generalist Portfolio Manager

Laird Landmann	19 Years	Founding Partner and Generalist Portfolio Manager

Bryan T. Whalen, CFA	18 Years	Generalist Portfolio Manager
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this prospectus.

Metropolitan West Total Return Bond Fund

Investment Objective
The Total Return Bond Fund seeks to maximize long-term total return.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	M Class	I Class	I-2 Class	Admini‑ strative Class	Plan Class
Management Fees	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution (12b-1) Fees	0.21%	None	None	0.21%	None
Other Expenses	0.09%	0.09%	0.17%	0.21%	0.01%
Shareholder Servicing Expenses[1]	0.09%	0.08%	0.15%	0.20%	0.00%
Total Annual Fund Operating Expenses	0.65%	0.44%	0.52%	0.77%	0.36%

[1]
For the Administrative Class Shares, includes up to 0.20% charged under the Shareholder Servicing Plan. The Fund is authorized to compensate broker-dealers and other third-party intermediaries up to 0.10% (10 basis points) of the M and I and up to 0.15% (15 basis points) of the I-2 Class assets serviced by those intermediaries for shareholder services.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$66	$208	$362	$810
Class I	$45	$141	$246	$555
Class I-2	$53	$167	$291	$653
Administrative Class	$79	$246	$428	$954
Plan Class	$37	$116	$202	$456
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 467% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities or unrated securities determined by the Adviser to be of comparable quality. Up to 20% of the Fund’s net assets may be invested in securities rated below investment grade (commonly known as “junk bonds”) or unrated securities determined by the Adviser to be of comparable quality. The Fund also invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds. A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. Under normal circumstances, the Fund’s portfolio duration is two to eight years and the Fund’s dollar-weighted average maturity ranges from two to fifteen years.
Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates.

The Fund invests in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market securities. The Adviser focuses the Fund’s portfolio holdings in areas of the bond market that the Adviser believes to be relatively undervalued, based on its analysis of quality, sector, coupon or maturity, and that the Adviser believes offer attractive prospective risk-adjusted returns compared to other segments of the bond market.
The Fund’s investments include various types of bonds and debt securities, including corporate bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, U.S. and non-U.S. money market securities, municipal securities, derivatives including credit default swaps and other swaps, futures, options and currency forward contracts, defaulted debt securities, private placements and restricted securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.
Derivatives are used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The Fund may normally short sell up to 25% of the value of its total assets.
Principal Risks
Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•	Debt Securities Risk: the risk that the value of a debt security may increase or decrease as a result of various factors,

including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

•	Market Risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•	Interest Rate Risk: the risk that debt securities may decline in value because of changes in interest rates.

•	Credit Risk: the risk that an issuer may default in the payment of principal and/or interest on a security.

•	Inflation Risk: the risk that the value of the Fund’s investments may not keep up with price increases from inflation.

•	Mortgage-Backed Securities Risk: the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interest rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

•	Asset-Backed Securities Risk: the risk of investing in asset-backed securities, including the risk of loss as a result of the impairment of the value of the underlying financial assets, prepayment risk and extension risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the asset-backed securities, if any, may be inadequate to protect investors in the event of default.

•	Prepayment Risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

•	Extension Risk: the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

•	Price Volatility Risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	Liquidity Risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

•	Frequent Trading Risk: the risk that frequent trading may lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders of the Fund.

•	Junk Bond Risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•	Unrated Securities Risk: the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.

•	Bank Loan Risk: the risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. The Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities.

•	Below Investment Grade Mortgage-Backed Securities Risk: the Fund’s investments in residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) that are rated below investment grade generally carry greater liquidity risk than their investment grade counterparts. Historically, the markets for such below investment grade securities, and for below investment grade asset-backed securities in general, have been characterized at times by less liquidity than the market for analogous investment grade securities, particularly during the financial crisis of 2007 and 2008.

•	Mezzanine Securities Risk: the risk of investing in mezzanine securities, which generally are rated below investment grade or unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. Mezzanine securities present additional risks because they typically are the most subordinated debt obligation in an issuer’s capital structure and are often unsecured. Mezzanine securities are also expected to be a highly illiquid investment.

•	Futures Contracts Risk: the risk of investing in futures contracts, which includes (1) the imperfect correlation between a futures contract and the change in market value of the underlying instrument held by the Fund; (2) a high degree of leverage because of the low collateral deposits normally involved in futures trading; (3) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (4) losses caused by unanticipated market movements, which are potentially unlimited; and (5) the inability of the Fund to execute a trade because of the maximum permissible price movements exchanges may impose on futures contracts.

•	Distressed and Defaulted Securities Risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

•	Securities Selection Risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or included in benchmarks that are representative of the same asset class because of the portfolio managers’ choice of securities.

•	Valuation Risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

•	Derivatives Risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•	Swap Agreements Risk: the risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap for those not traded through a central counterparty; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

•	Leverage Risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	Foreign Investing Risk: the risk that Fund share prices may fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments. In addition, Russia’s recent military incursions in Ukraine have led to, and may lead to additional, sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments.

•	Sovereign Debt Risk: the risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. The Fund may have limited (or no) recourse in the event of a default because bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to private issuers and any recourse may be subject to the political climate in the relevant country.

•	Municipal Securities Risk: the risk of investing in municipal securities, including that the issuers of municipal securities may be unable to pay their obligations as they come due. The values of municipal securities may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal securities, may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal securities.

•	Foreign Currency Risk: the risk that foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

•	Emerging Markets Risk: the risk of investing in emerging market countries, which is substantial due to, among other factors, higher brokerage costs in certain countries; different accounting standards; thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

•	Portfolio Management Risk: the risk that an investment strategy may fail to produce the intended results.

•	Counterparty Risk: the risk that the other party to a contract, such as a derivatives contract, may not fulfill its contractual obligations.

•
Public Health Emergency Risk: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 has resulted and may continue to result, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. The ultimate impact of COVID-19, including new variants of the underlying virus, or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged. Other public health emergencies that may arise in the future could have similar or other unforeseen effects.

•	LIBOR Risk: the risk associated with the transition away from LIBOR, which is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate bonds and other fixed income securities. The use of LIBOR began being phased out at the end of 2021; however, the publication of 1-month, 3-month and 6-month USD LIBOR has been extended until June 2023. Although the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty regarding the impact on the Fund of the transition to a new reference rate.

•	U.S. Treasury Obligations Risk: the risk that the value of U.S. Treasury obligations may decline as a result of changes in interest rates, certain political events in the U.S., and strained relations with certain foreign countries.

•	U.S. Government Securities Risk: the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as a result, investments in their securities or obligations issued by such entities involve credit risk greater than investments in other types of U.S. government securities.
Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class M shares. Class M performance is lower than Class I and Plan Class and higher than the Administrative Class because Class M has higher expenses than Class I and Plan Class and lower expenses than the Administrative Class. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception dates of Class M shares, Class I
shares, Class I-2 Shares, Administrative Class shares and Plan Class shares of the Fund are March 31, 1997, March 31, 2000, March 6, 2020, December 18, 2009 and July 29, 2011, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.tcw.com or by calling (800) 241-4671.
Total Return Bond Fund – Class M Shares
Annual Total Returns for Years Ended 12/31

Year-to-Date Total Return of Class M Shares as of June 30, 2022: -11.76%

Highest:	4.54%	(quarter ended September 30, 2012)
Lowest:	-2.97%	(quarter ended March 31, 2021)
Average Annual Total Returns
(For Periods Ended December 31, 2021)

Share Class	1 Year	5 Years	10 Years	Since Inception
M – Before Taxes	-1.34%	3.80%	3.83%	5.89%
- After Taxes on Distributions	-1.78%	2.56%	2.53%	3.80%
- After Taxes on Distributions and Sale of Fund Shares	-0.79%	2.41%	2.42%	3.72%
I – Before Taxes	-1.13%	4.04%	4.06%	5.75%
I-2 – Before Taxes	-1.21%	N/A	N/A	1.32%
Administrative – Before Taxes	-1.45%	3.70%	3.69%	4.33%
Plan – Before Taxes	-1.11%	4.12%	4.12%	4.05%
Barclays Capital U.S. Aggregate Bond Index	-1.54%	3.57%	2.90%	5.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class M Shares. After-tax returns for other classes will vary. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.
Investment Adviser
Metropolitan West Asset Management, LLC.
Portfolio Managers

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	26 Years	Founding Partner and Generalist Portfolio Manager

Laird Landmann	26 Years	Founding Partner and Generalist Portfolio Manager

Bryan T. Whalen, CFA	18 Years	Generalist Portfolio Manager
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this prospectus.

Metropolitan West Ultra Short Bond Fund

Investment Objective
The Ultra Short Bond Fund seeks to maximize current income, consistent with preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	M Class	I Class
Management Fees	0.25%	0.25%
Distribution (12b-1) Fees	0.16%	None
Other Expenses	0.23%	0.24%
Shareholder Servicing Expenses[1]	0.09%	0.09%
Total Annual Fund Operating Expenses	0.64%	0.49%
Fee Waiver and/or Expense Reimbursement[2]	(0.14)%	(0.15)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.50%	0.34%

[1]
The Fund is authorized to compensate broker-dealers and other third-party intermediaries up to 0.10% (10 basis points) of the M and I Class assets serviced by those intermediaries for shareholder services.

[2]
Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to the net expenses shown in the table for the applicable share class. The Adviser may recoup reduced fees and expenses only within three years of the waiver or reimbursement, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This contract will remain in place until July 31, 2023. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only (through July 31, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$51	$191	$343	$785
Class I	$35	$142	$259	$601
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 336% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objective by investing, under normal circumstances, at least 90% of its net assets in investment grade fixed income securities or unrated securities determined by the Adviser to be of comparable quality. Up to 10% of the Fund’s net assets may be invested in securities rated below investment grade (commonly known as “junk bonds”) or unrated securities determined by the Adviser to be of comparable quality. The Fund also invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds. A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated
principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. Under normal circumstances, the Fund’s portfolio duration will remain within one year of its benchmark index, and its dollar-weighted average maturity can exceed one year. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates.
The Fund invests in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. The Fund also seeks to maintain a low degree of share price fluctuation. The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market securities.
The Fund’s investments include various types of bonds and debt securities, including corporate bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, U.S. and non-U.S. money market securities, municipal securities, private placements and restricted securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.
The Fund may normally short sell up to 25% of the value of its total assets. Derivatives are used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are credit default swaps and other swaps, futures, options and currency forward contracts. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques such as reverse repurchase agreements. The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
Principal Risks
Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•	Debt Securities Risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

•	Market Risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•	Credit Risk: the risk that an issuer may default in the payment of principal and/or interest on a security.

•	Inflation Risk: the risk that the value of the Fund’s investments may not keep up with price increases from inflation.

•	Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	Securities Selection Risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or included in benchmarks that are representative of the same asset class because of the portfolio managers’ choice of securities.

•	Frequent Trading Risk: the risk that frequent trading may lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders of the Fund.

•	Futures Contracts Risk: the risk of investing in futures contracts, which includes (1) the imperfect correlation between a futures contract and the change in market value of the underlying instrument held by the Fund; (2) a high degree of leverage because of the low collateral deposits normally involved in futures trading; (3) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (4) losses caused by unanticipated market movements, which are potentially unlimited; and (5) the inability of the Fund to execute a trade because of the maximum permissible price movements exchanges may impose on futures contracts.

•
Derivatives Risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•	Mortgage-Backed Securities Risk: the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interest rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

•	Asset-Backed Securities Risk: the risk of investing in asset-backed securities, including the risk of loss as a result of the impairment of the value of the underlying financial assets, prepayment risk and extension risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the asset-backed securities, if any, may be inadequate to protect investors in the event of default.

•	Below Investment Grade Mortgage-Backed Securities Risk: the Fund’s investments in residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) that are rated below investment grade generally carry greater liquidity risk than their investment grade counterparts. Historically, the markets for such below investment grade securities, and for below investment grade asset-backed securities in general, have been characterized at times by less liquidity than the market for analogous investment grade securities, particularly during the financial crisis of 2007 and 2008.

•	Junk Bond Risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade securities.

•	Interest Rate Risk: the risk that debt securities may decline in value because of changes in interest rates.

•	Swap Agreements Risk: the risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap for those not traded through a central counterparty; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

•	Price Volatility Risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.
•	Foreign Investing Risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments. In addition, Russia’s recent military incursions in Ukraine have led to, and may lead to additional, sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments.

•	Emerging Markets Risk: the risk of investing in emerging market countries, which is substantial due to, among other factors, higher brokerage costs in certain countries; different accounting standards; thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

•	Sovereign Debt Risk: the risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. The Fund may have limited (or no) recourse in the event of a default because bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to private issuers and any recourse may be subject to the political climate in the relevant country.

•	Unrated Securities Risk: the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.

•	Portfolio Management Risk: the risk that an investment strategy may fail to produce the intended results.

•	Liquidity Risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

•	Valuation Risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

•	Prepayment Risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

•	Extension Risk: the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

•	Counterparty Risk: the risk that the other party to a contract, such as a derivatives contract, may not fulfill its contractual obligations.

•	Leverage Risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	Public Health Emergency Risk: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 has resulted and may continue to result, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. The ultimate impact of COVID-19, including new variants of the underlying virus, or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged. Other public health emergencies that may arise in the future could have similar or other unforeseen effects.

•	LIBOR Risk: the risk associated with the transition away from LIBOR, which is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate bonds and other fixed income securities. The use of LIBOR began being phased out at the end of 2021; however, the publication of 1-month, 3-month and 6-month USD LIBOR has been extended until June 2023. Although the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty regarding the impact on the Fund of the transition to a new reference rate.

•	U.S. Treasury Obligations Risk: the risk that the value of U.S. Treasury obligations may decline as a result of changes in interest rates, certain political events in the U.S., and strained relations with certain foreign countries.

•	U.S. Government Securities Risk: the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as a result, investments in securities or obligations issued by such entities involve credit risk greater than investments in other types of U.S. government securities.
Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class M shares. Class M performance is lower than Class I performance because Class I has lower expenses than Class M. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception dates of Class M shares and Class I shares of the Fund are June 30, 2003 and July 31, 2004, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.tcw.com or by calling (800) 241-4671.
Ultra Short Bond Fund – Class M Shares
Annual Total Returns for Years Ended 12/31

Year-To-Date Total Return of Class M Shares as of June 30, 2022: -2.15%

Highest:	2.58%	(quarter ended September 30, 2012)
Lowest:	-0.36%	(quarter ended March 31, 2021)
Average Annual Total Returns
(For Periods Ended December 31, 2021)

Share Class	1 Year	5 Years	10 Years	Since Inception
M – Before Taxes	-0.23%	1.26%	1.46%	1.76%
- After Taxes on Distributions	-0.42%	0.68%	0.96%	0.79%
- After Taxes on Distributions and Sale of Fund Shares	-0.14%	0.71%	0.91%	0.97%
I – Before Taxes	0.17%	1.47%	1.65%	1.62%
BofA Merrill Lynch 1-Year U.S. Treasury Index	-0.07%	1.42%	0.86%	1.59%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class M Shares. After-tax returns for other classes will vary. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.
Investment Adviser
Metropolitan West Asset Management, LLC.
Portfolio Managers

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	19 Years	Founding Partner and Generalist Portfolio Manager

Laird Landmann	19 Years	Founding Partner and Generalist Portfolio Manager

Bryan T. Whalen, CFA	18 Years	Generalist Portfolio Manager

Mitch Flack	17 Years	Specialist Portfolio Manager
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this prospectus.

Metropolitan West Unconstrained Bond Fund

Investment Objective
The Unconstrained Bond Fund seeks to provide investors with positive long-term returns irrespective of general securities market conditions.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (Fees paid directly from your investment)
None.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	M Class	I Class	Plan Class
Management Fees	0.65%	0.65%	0.65%
Distribution (12b-1) Fees	0.25%	None	None
Other Expenses	0.12%	0.09%	0.04%
Shareholder Servicing Expenses[1]	0.09%	0.06%	0.00%
Total Annual Fund Operating Expenses	1.02%	0.74%	0.69%

[1]
The Fund is authorized to compensate broker-dealers and other third-party intermediaries up to 0.10% (10 basis points) of the M and I Class assets serviced by those intermediaries for shareholder services.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$104	$325	$563	$1,248
Class I	$76	$237	$411	$918
Plan Class	$70	$221	$384	$859
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 182% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a range of global investment opportunities related to credit, currencies and interest rates. Satisfying the Fund’s objective would require it to achieve positive total returns over a full market cycle, i.e., a period of time generally understood to be contained between two consecutive periods of heightened default activity within the global fixed income markets. Total return includes income and capital gains.
The use of the term “unconstrained” in the Fund’s name means that it is not limited by the types of investments in a particular securities index. The Fund is not managed to be compared to any such index. The Fund also is unconstrained in the sense that it is not limited to any single type of investment strategy.
The portfolio management team evaluates each investment idea based on the team’s view of, among other factors, its potential return, its risk level and how it fits within the Fund’s overall portfolio in determining whether to buy or sell investments. The Adviser allocates the Fund’s assets in response to, among other considerations, changing market, financial, economic, and political factors and events that the Fund’s portfolio managers believe may affect the values of the Fund’s investments. The allocation of capital to sectors and securities within each sector in the Fund is driven primarily by the Adviser’s assessment of relative value offered by each sector and security, respectively.
The Adviser seeks to actively manage the Fund’s risks on an on-going basis to mitigate the risks of excessive losses by the portfolio overall. In managing portfolio risk, the Adviser takes into consideration its view of the following factors, among others: the potential relative performance of various market sectors, security selection available within a given sector, the risk/reward equation for different asset classes, liquidity conditions in various market sectors, the shape of the yield curve and projections for changes in the yield curve, potential fluctuations in the overall level of interest rates, and current monetary and fiscal policy.
The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities and instruments it regards as bonds in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. The Fund may invest in both investment grade and high yield fixed income securities (commonly known as “junk bonds”), subject to investing no more than 50% of its total assets (measured at the time of investment) in securities rated below investment grade by Moody’s, S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. Under normal circumstances, the average portfolio duration of the fixed-income portion of the Fund’s portfolio will vary from negative three (-3) years to positive eight (8) years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates. As a separate measure, there is no limit on the weighted average maturity of the Fund’s portfolio.
The Fund may invest in foreign securities, and up to 50% of the Fund’s total assets may be invested in emerging markets and instruments that are economically tied to emerging market countries. The Fund considers emerging market countries to include all of the countries in the J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified, the J.P. Morgan Corporate Emerging Market Bond Index
(CEMBI) Broad Diversified, the J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM), the MSCI Emerging Markets Index and the MSCI Frontier Markets Index. Instruments considered to be economically tied to emerging market countries are (i) those that are principally traded in an emerging market country, or (ii) those that are issued by: (a) an issuer organized under the laws of or maintaining a principal place of business in an emerging market country, (b) an issuer that derives or is expected to derive 50% or more of its total revenues, earnings or profits from business activity in an emerging market country, or that maintains or is expected to maintain 50% or more of its employees, assets, investments or operations in an emerging market country, or (c) a governmental or quasi-governmental entity of an emerging market country. The emerging market fixed-income securities in which the Fund may invest are not subject to any minimum credit quality standards, so long as the value of those investments does not cause the Fund to exceed its limit on investments in securities rated below investment grade.
The Fund normally limits its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 40% of its total assets. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss from fluctuations in currency exchange rates, but is under no obligation to do so under any circumstances.
The Fund may sell securities and other instruments short provided that not more than 25% of its net assets is held as collateral for those transactions. Derivatives are used in an effort to hedge investments, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are currency and other futures, forward contracts, options, and swap agreements (typically interest rate swaps, index-linked swaps, total return swaps and credit default swaps). The Fund may invest up to 10% of its total assets in preferred stock and up to 5% in common stock of domestic and foreign companies. The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
Principal Risks
Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.
The principal risks affecting the Fund that can cause a decline in value are:

•	Debt Securities Risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

•	Market Risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•	Interest Rate Risk: the risk that debt securities may decline in value because of changes in interest rates.

•	Credit Risk: the risk that an issuer may default in the payment of principal and/or interest on a security.

•	Inflation Risk: the risk that the value of the Fund’s investments may not keep up with price increases from inflation.

•	Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	Mortgage-Backed Securities Risk: the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interest rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

•	Asset-Backed Securities Risk: the risk of investing in asset-backed securities, including the risk of loss as a result of the impairment of the value of the underlying financial assets, prepayment risk and extension risk. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the asset-backed securities, if any, may be inadequate to protect investors in the event of default.

•	Below Investment Grade Mortgage-Backed Securities Risk: the Fund’s investments in residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) that are rated below investment grade generally carry greater liquidity risk than their investment grade counterparts. Historically, the markets for such below investment grade securities, and for below investment grade asset-backed securities in general, have been characterized at times by less liquidity than the market for analogous investment grade securities, particularly during the financial crisis of 2007 and 2008.

•	Junk Bond Risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•	Bank Loan Risk: the risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. The Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities.

•	Emerging Markets Risk: the risk of investing in emerging market countries, which is substantial due to, among other factors, higher brokerage costs in certain countries; different accounting standards; thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

•	Distressed and Defaulted Securities Risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

•	Unrated Securities Risk: the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.

•	Sovereign Debt Risk: the risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. The Fund may have limited (or no) recourse in the event of a default because bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to private issuers and any recourse may be subject to the political climate in the relevant country.

•	Equity Risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic and political conditions.

•	Futures Contracts Risk: the risk of investing in futures contracts, which includes (1) the imperfect correlation between a futures contract and the change in market value of the underlying instrument held by the Fund; (2) a high degree of leverage because of the low collateral deposits normally involved in futures trading; (3) possible lack of a liquid

secondary market for a futures contract and the resulting inability to close a futures contract when desired; (4) losses caused by unanticipated market movements, which are potentially unlimited; and (5) the inability of the Fund to execute a trade because of the maximum permissible price movements exchanges may impose on futures contracts.

•	Securities Selection Risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or those included in benchmarks that are representative of the same asset class because of the portfolio managers’ choice of securities.

•	Derivatives Risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•	Price Volatility Risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	Frequent Trading Risk: the risk that frequent trading may lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders of the Fund.

•	Foreign Investing Risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments. In addition, Russia’s recent military incursions in Ukraine have led to, and may lead to additional, sanctions being levied by the United States, European Union and other countries against Russia. Rus-
sia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments.

•	Foreign Currency Risk: the risk that foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade, and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

•	Swap Agreements Risk: the risk of investing in swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap for those not traded through a central counterparty; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

•	Portfolio Management Risk: the risk that an investment strategy may fail to produce the intended results. Also, because the Fund may use multiple investment strategies, it may use a strategy that produces a less favorable result than would have been produced by another strategy.

•	Liquidity Risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

•	Valuation Risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

•	Prepayment Risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

•	Extension Risk: the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

•	Public Health Emergency Risk: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 has resulted and may continue to result, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. The ultimate impact of COVID-19, including new variants of the underlying virus, or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged. Other public health emergencies that may arise in the future could have similar or other unforeseen effects.

•	LIBOR Risk: the risk associated with the transition away from LIBOR, which is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate bonds and other fixed income securities. The use of LIBOR began being phased out at the end of 2021; however, the publication of 1-month, 3-month and 6-month USD LIBOR has been extended until June 2023. Although the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty regarding the impact on the Fund of the transition to a new reference rate.

•	Municipal Securities Risk: the risk of investing in municipal securities, including that the issuers of municipal securities may be unable to pay their obligations as they come due. The values of municipal securities may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal securities, may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal securities.

•	Leverage Risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

•	Counterparty Risk: the risk that the other party to a contract, such as a derivatives contract, may not fulfill its contractual obligations.

•	U.S. Government Securities Risk: the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as a result, investments in securities or obligations issued by such entities involve credit risk greater than investments in other types of U.S. government securities.
Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class M shares. Class M performance is lower than Class I performance because Class I has lower expenses than Class M. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception date of Class M shares and Class I shares of the Fund is October 1, 2011. The inception date for the Plan Class shares is March 6, 2020. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.tcw.com or by calling (800) 241-4671.
Unconstrained Bond Fund – Class M Shares
Annual Total Returns for Year Ended 12/31
Year-to-Date Total Return of Class M Shares as of June 30, 2022: -8.21%

Highest:	6.82%	(quarter ended March 31, 2012)
Lowest:	-5.99%	(quarter ended March 31, 2020)
Average Annual Total Returns
(For Periods Ended December 31, 2021)

Share Class	1 Year	5 Years	10 Years	Since Inception
M – Before Taxes	0.77%	3.14%	4.04%	4.76%
- After Taxes on Distributions	-0.56%	1.80%	2.78%	3.47%
- After Taxes on Distributions and Sale of Fund Shares	0.54%	1.85%	2.61%	3.18%
I – Before Taxes	1.05%	3.43%	4.32%	5.03%
Plan – Before Taxes	1.11%	N/A	N/A	2.65%
ICE BofA U.S. Dollar 3‑Month Deposit Offered Rate Average Index[1]	0.17%	1.39%	0.89%	0.88%

[1]	Effective January 1, 2020, The BofA Merrill Lynch U.S. LIBOR 3-Month Aeverage Index was rebranded as ICE BofA U.S. Dollar 3-Month Deposited Offered Rate Index.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class M Shares. After-tax returns for other classes will vary. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.

Investment Adviser
Metropolitan West Asset Management, LLC.
Portfolio Managers

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	11 Years	Founding Partner and Generalist Portfolio Manager

Laird Landmann	11 Years	Founding Partner and Generalist Portfolio Manager

Bryan T. Whalen, CFA	11 Years	Generalist Portfolio Manager
Other Important Information Regarding Fund Shares
For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this prospectus.

Summary of Other Important Information
Regarding Fund Shares

Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Funds on any business day (normally any day that the New York Stock Exchange is open). Generally, purchase and redemption orders for shares of the Funds are processed at the net asset value next calculated after an order is received by the Fund. You may conduct transactions by mail (Metropolitan West Funds, c/o BNY Mellon Investment Servicing, P.O. Box 9793, Providence, RI 02940), or by telephone at (800) 241-4671. You may also purchase or redeem shares of the Funds through your dealer or financial advisor. Plan Class shares offered by the Total Return Bond Fund are intended for retirement plans, including defined benefit and defined contribution plans (which may include participant-directed plans).
Purchase Minimums for Each Share Class
The following table provides the minimum initial and subsequent investment requirements for each share class. The minimums may be reduced or waived in some cases. A broker-dealer or other financial intermediary may require a higher minimum initial investment, or may aggregate or combine accounts in order to allow its customers to apply a lower minimum investment. Participants in a defined contribution plan, such as a 401(k) plan, can invest in the Plan Class only if the plan as a whole meets the minimum investment threshold.

Share Class and Type of Account	Minimum Initial Investment	Minimum Subsequent Investment
Class M
Regular Accounts	$5,000	$0
Individual Retirement Accounts	$1,000	$0
Automatic Investment Plan	$5,000	$100

Class I
Regular Accounts	$3,000,000	$50,000

Share Class and Type of Account	Minimum Initial Investment	Minimum Subsequent Investment
Class I-2
Regular Accounts	$3,000,000	$50,000

Administrative Class
Regular Accounts	$2,500	$0
Individual Retirement Accounts	$1,000	$0

Plan Class
Regular Accounts (Defined Benefit and Defined Contribution Plans)	$25,000,000	$50,000
Tax Information
Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Adviser may, directly or through the Fund’s principal underwriter, pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. Plan Class shares do not make payments to broker-dealers or other financial intermediaries.

Additional Fund Information

General
Information about each Fund’s investment objective, principal investment strategies, investment practices and principal risk factors appears in the relevant summary section for each Fund at the beginning of the Prospectus. Each Fund’s investment objective is fundamental and cannot be changed without shareholder approval. The information below describes in greater detail the investments, investment practices and other risks pertinent to the Funds. Some of the Funds may use the investment strategies discussed below more than other Funds.
Principal Investment Strategies
Certain Funds have adopted a policy to invest at least 80% of their net assets, plus any borrowing for investment purposes, in a particular type of security. A Fund may change its 80% policy upon 60 days written notice to shareholders.
Each Fund may engage in defensive investing, which is a deliberate, temporary shift in portfolio strategy that may be undertaken when markets start behaving in volatile or unusual ways. Each Fund may, for temporary defensive purposes, invest a substantial part of its assets in bonds of U.S. or foreign governments, certificates of deposit, bankers’ acceptances, high-grade commercial paper, repurchase agreements, money market funds and cash. When a Fund has invested defensively in low risk, low return securities, it may not achieve its investment objectives. References to minimum credit ratings or quality for securities apply to the time of investment. Downgrades do not require disposition of a holding.
The Funds each invest in a diversified portfolio of fixed-income securities of varying maturities with a different portfolio “duration.” Duration is a measure of the expected life of a fixed-income security that was developed as a more precise alternative to the concept of “term to maturity.” Duration incorporates a bond’s yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure. Traditionally, a fixed-income security’s “term to maturity” has been used to determine the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term to maturity” measures only the time until a fixed-income security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity. Duration is used in the management of the Funds as a tool to measure interest rate risk. For example, a Fund with a portfolio duration of 2 years would be expected to change in value 2% for every 1% move in interest rates. For a more detailed discussion of duration, see “Securities and Techniques used by the Funds — Duration” in the Statement of Additional Information.
AlphaTrak 500 Fund
The Fund is an enhanced S&P 500 Index fund that combines a fixed-income portfolio with non-leveraged investments in S&P 500 Index futures. The Adviser actively manages the fixed-income portfolio in an effort to produce an investment return that, when combined with the Fund’s return on the S&P 500 Index futures, will exceed the total return of the S&P 500 Index. The Fund may also use S&P 500 swap contracts or ETFs that track the S&P 500 Index together or in lieu of the S&P index futures. Additional information about the risks of swap contracts can be found under “Principal Risks.”
Under normal circumstances, the Fund invests primarily in S&P 500 Index futures contracts with a contractual or “notional” value substantially equal to the Fund’s total assets and in fixed-income securities. The Fund typically makes margin deposits with futures commission merchants (broker-dealers for futures contracts) with a total value equal to approximately 4-5% of the notional value of the futures contracts and invests the rest of its assets in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of up to three years under normal circumstances. The meaning of “duration” is explained under “Additional Fund Information — Principal Investment Strategies.” The dollar-weighted average maturity of the Fund’s portfolio is up to five years. The Fund’s portfolio investments may include bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, U.S. and non-U.S. money market securities, swaps (including credit default swaps) and other derivatives (including futures and options), private placements, defaulted debt securities and securities offered pursuant to Rule 144A of the Securities Act of 1933, as amended (“Rule 144A Securities”). The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, at least 85% of the Fund’s fixed income investments are rated at least investment grade by at least one of the nationally recognized statistical rating organizations or unrated securities determined by the Adviser to be of comparable quality. Up to 15% of the Fund’s fixed income investments may be invested in securities rated below investment grade.
The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 15% of its assets in emerging market securities. The Fund may invest in securities issued by entities in any country or region.
The Fund may normally borrow or sell securities short up to 25% of the value of its total assets. The Adviser normally sells debt or equity securities “short” that the Adviser believes will underperform comparable securities, drawing on analyses of earnings, timing, pricing, or other factors.
The Fund is not designed for investors that are sensitive to taxable gains. This Fund will recognize most gains, if any, in each taxable year and is most suitable for tax-deferred or non-taxable investors such as IRAs and employee benefit plans.
The S&P 500 Index consists of 500 stocks chosen by S&P Dow Jones Indices for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index (stock price times number of shares outstanding), with each stock’s weight in the S&P 500 Index proportionate to its market value. The Fund is neither sponsored by, nor affiliated with, S&P Dow Jones Indices.
Corporate Bond Fund
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of corporate debt instruments of varying maturities issued by U.S. and foreign corporations domiciled in developed market and emerging market countries. The Fund considers these debt instruments to constitute bonds. A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds.
Under normal circumstances, the Fund’s portfolio duration varies from three to nine years. The meaning of “duration” is explained under “Additional Fund Information — Principal Investment Strategies.” Under normal circumstances, there is no limit on the weighted average maturity of the Fund’s portfolio. In addition to corporate bonds, the Fund’s portfolio investments may include government bonds, notes, securities issued by government agencies, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), U.S. and non-U.S. money market securities, municipal securities, preferred stock, common stock, warrants, swaps (including interest rate swaps, index-linked swaps, total return swaps and credit default swaps) and other derivatives (including currency and other futures, forward contracts and options), private placements and Rule 144A Securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.
Under normal circumstances, the Fund invests at least 80% of its total assets (measured at the time of investment) in securities rated investment grade by at least one of the nationally recognized statistical rating organizations (i.e., debt securities rated at least Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by S&P Global Ratings (“S&P”) or BBB- by Fitch Ratings, Inc. (“Fitch”), or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations) or unrated securities determined by the Adviser to be of comparable quality. Up to 20% of the Fund’s net assets may be invested in securities rated below investment grade or unrated securities determined by the Adviser to be of comparable quality. The emerging market fixed-income securities in which the Fund may invest are not subject to any minimum credit quality standards, so long as the value of those investments does not cause the Fund to exceed its limit on investments in securities rated below investment grade.
The Fund may invest in securities issued by entities in any country or region. Investments in securities that are not denominated in U.S. dollars are limited to a maximum of 20% of the Fund’s assets. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but is under no obligation to do so under any circumstances. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain similar or alternative market exposure to the securities in which it directly invests by instead using other investment techniques such as derivatives, repurchase agreements, reverse repurchase agreements and dollar rolls. Please see “Securities and Techniques Used by the Funds” in the Statement of Additional Information for additional information regarding those investment types.
The Fund may sell securities and other instruments short provided that not more than 33 1/3% of its net assets is held as collateral for those transactions. The Adviser normally sells debt or equity securities “short” that the Adviser believes will underperform comparable securities, drawing on analyses of earnings, timing, pricing, or other factors.
The Fund may invest, without limitation, in derivative instruments, including premiums and margins on derivative instruments such as futures and options. The Fund may also enter into various types of swap agreements. These can include, for example, credit default, interest rate, total return and index swap agreements. These transactions attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors, where there is any agreement to exchange the returns on particular investments. Whether a Fund’s use of swap agreements will be successful in furthering its investment objectives will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Credit default swaps involve parties effectively buying or selling protection with respect to whether an event of default by a selected entity (or entities) will occur. Interest rate swaps involve the exchange of interest payments by the Fund with another party, such as an exchange of floating rate payments for fixed interest rate payments. A total return swap is the generic name for any swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of cash flows. Total return swaps are most commonly used with indices, single stocks, bonds and defined portfolios of loans and mortgages.
ESG Securitized Fund
The Fund invests in a diversified portfolio of securitized fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of two to eight years under normal circumstances. The meaning of “duration” is explained under “Additional Fund Information — Principal Investment Strategies.” The dollar-weighted average maturity of the Fund’s portfolio ranges from two to fifteen years. The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities issued by securitized vehicles and similar instruments that the Adviser believes satisfy one or more of its positive-screening ESG criteria to support sustainable initiatives. A securitized vehicle typically issues debt securities backed by assets it owns such as commercial or residential mortgage loans, as well as other types of loans and assets, as well as unguaranteed securities issued by private entities. ESG investment strategies such as those of the Fund are generally intended for long-term rather than short-term investors. The Fund’s portfolio investments may include bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, U.S. and non-U.S. money market securities, swaps (including credit default swaps) and other derivatives (including futures, options and forward contracts), private placements, defaulted debt securities and Rule 144A Securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.
In determining whether to buy or sell investments, the portfolio management team evaluates each investment idea based on, among other factors, the team’s view of its current income potential, risk level, capital appreciation potential, and how it fits within the Fund’s overall portfolio. The allocation of capital to sectors and securities within each sector in the Fund is driven primarily by the Adviser’s assessment of relative value offered by each sector and security, respectively, with an additional positive ESG screen to determine if securities meet the portfolio manager’s criteria to support sustainable initiatives.
The Fund’s investment selection process takes into consideration ESG factors that the portfolio managers believe help identify investments that have the potential to support positive environmental, social or governance initiatives. In implementing its positive-screening ESG strategy, the Adviser evaluates potential investments on a number of factors, including, but not limited to, the following: support for affordable housing and community development, especially serving low- and moderate-income individuals and communities; mortgage-backed securities that support energy efficiency and broader “green” initiatives, such as LEED-certified buildings and other “green” mortgages; certain non-mortgage related asset-backed securities, such as collateralized loan obligations with ESG-related exclusionary criteria; and commercial and consumer secured and unsecured debt related to sustainable initiatives, such as solar facilities. Governance review includes, but is not limited to: lending programs, borrower education and disclosure, origination policies, servicing practices, and securitization deal structure. As ESG standards evolve, the Adviser may update the foregoing criteria to more accurately reflect the portfolio management team’s understanding of ESG factors. An investment’s satisfaction of the ESG criteria described above is based on the Adviser’s proprietary analysis and not that of a third party. The Fund’s investments are not limited to securities labeled “sustainable” or “ESG.”
Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade securities (i.e., debt securities rated at least Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by S&P or BBB- by Fitch Ratings, Inc. (“Fitch”), or A-2 by S&P Global Ratings (“S&P”), P-2 by Moody’s or F-2 by Fitch for short-term debt obligations, or unrated securities determined by the Adviser to be of comparable quality). Up to 20% of the Fund’s net assets may be invested in securities rated below investment grade or unrated securities determined by the Adviser to be of comparable quality.
The Fund may invest up to 20% of its total assets in foreign securities that are denominated in any currency. The Fund may invest in securities issued by entities in any country or region. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally does not do so.
The Fund may invest up to 20% of its net assets in securities that the Adviser does not consider to be ESG investments. The Fund may invest in futures and options and may invest up to 15% of its total assets in premiums and margins on derivative instruments such as futures and options. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain similar or alternative market exposure to the securities in which it directly invests by instead using other investment techniques such as derivatives, repurchase agreements, reverse repurchase agreements, and dollar rolls. The types of derivatives in which the Fund will principally invest are options, futures and swap agreements, as well as: (i) securitized instruments that isolate specific cash flows, such as Principal only (PO) bonds or Interest only (IO) bonds; (ii) tiered index bonds that reference a series of cash securitizations (such as CMBX, a non-agency securitized index where the underlying assets are commercial mortgage-backed securities), and (iii) TBAs (to-be-announced securities). PO and IO bonds are debt obligations that strip the principal cash flows from the interest cash flows of mortgage collateral, such that the principal cash flows form one bond, the PO, and the interest cash flows form a separate bond, the IO. Tiered index bonds are derivative instruments for which the interest rate is tied to a specified index or market rate. So long as this index or market rate is below a predetermined “strike” rate, the interest rate on the tiered index bond remains fixed; if, however, the specified index or market rate rises above the “strike” rate, the interest rate on the tiered index bond will decrease. TBAs are to-be-announced mortgage pass-through securities, which settle on a delayed delivery basis, thus giving them a derivative nature. Please see “Securities and Techniques Used by the Funds” in the Statement of Additional Information for additional information regarding those investment types.
The Fund may normally short sell up to 33 1/3% of the value of its total assets. The Adviser normally sells debt or equity securities “short” that the Adviser believes will underperform comparable securities, drawing on analyses of earnings, timing, pricing, or other factors.
Flexible Income Fund
The Fund invests in a diversified portfolio of fixed-income securities across a range of global investment opportunities relating to credit, currencies and interest rates. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities across a wide array of sectors, credit quality spectrum and maturity profiles. The Fund may invest in securities of any maturity, and there is no limit on the weighted average maturity of the Fund’s portfolio. The Fund does not have a duration target. However, under normal circumstances, the Fund’s average portfolio duration varies from zero to 8 years. The meaning of “duration” is explained under “Additional Fund Information — Principal Investment Strategies.”
The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and instruments that generate income, including securities issued in the U.S. and abroad by domestic and foreign corporations and governments. The Fund may invest in securities issued by entities in any country or region, including both developed and emerging markets. The Fund’s portfolio investments may include corporate bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, U.S. and non-U.S. money market securities, municipal securities, preferred stock, common stock, warrants, swaps (including interest rate swaps, index-linked swaps, total return swaps and credit default swaps) and other derivatives (including futures, forward contracts and options), defaulted debt securities, private placements and Rule 144A Securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating. Fixed income instruments with variable or floating interest rates will be adjusted periodically based on the terms of the instrument using a benchmark interest rate plus a specified spread.
The Fund may invest up to 65% of its total assets in securities rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations, or unrated securities determined by the Adviser to be of comparable quality. The Fund may invest up to 35% of its total assets (measured at the time of investment) in asset-backed and mortgage-related securities rated below investment grade by Moody’s, S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. The remainder of the Fund’s assets may be invested in investment grade securities rated by one of the nationally recognized statistical rating organizations or unrated securities determined by the Adviser to be of comparable quality.
The Fund may invest in securities of foreign issuers in any country or region. The Fund’s foreign currency exposure (from investments in securities that are not denominated in U.S. dollars) is normally limited to a maximum of 40% of the Fund’s total assets. The Fund may invest up to 50% of its total assets in emerging market securities and instruments that are economically tied to emerging market countries. The emerging market fixed-income securities in which the Fund may invest are not subject to any minimum credit quality standards, so long as the value of those investments does not cause the Fund to exceed its limits on investments in securities rated below investment grade.
The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but is under no obligation to do so under any circumstances. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain similar or alternative market exposure to the securities in which it directly invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as reverse repurchase agreements or dollar rolls. In reverse repurchase agreement and dollar roll transactions, the Fund sells a security to another party and simultaneously agrees to repurchase the same security (in the case of a reverse repurchase agreement) or a similar security (in the case of a dollar roll) on a specified date and pre-determined price. Please see “Securities and Techniques Used by the Fund” in the Statement of Additional Information for additional information regarding those investment types.
The Fund may sell securities and other instruments short provided that not more than 33 1/3% of its net assets is held as collateral for those transactions. The Adviser normally sells debt or equity securities “short” that the Adviser believes will underperform comparable securities, drawing on analyses of earnings, timing, pricing, or other factors.
The Fund may invest, without limitation, in derivative instruments, including forward contracts, futures and options. The Fund may also enter into various types of swap agreements. These can include, for example, credit default, interest rate, total return and index swap agreements. These transactions attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are contracts entered into primarily by institutional investors, where there is any agreement to exchange the returns on particular investments. Some swaps are traded or are otherwise available through exchanges and other centralized clearing facilities with standardized terms and collateral requirements. Whether the Fund’s use of swap agreements will be successful in furthering its investment objectives will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Credit default swaps involve parties effectively buying or selling protection with respect to whether an event of default by a selected entity (or entities) will occur. Interest rate swaps involve the exchange of interest payments by the Fund with another party, such as an exchange of floating rate payments for fixed interest rate payments. A total return swap is the generic name for any swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of cash flows. Total return swaps are most commonly used with indices, single stocks, bonds and defined portfolios of loans and mortgages.
Floating Rate Income Fund
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of floating rate investments and in investments that are the economic equivalent of floating rate investments. In selecting floating rate loans or debt and other securities for the Fund, the Adviser seeks to identify issuers and industries that it expects to experience stable or improving financial conditions. The Adviser’s analysis may include, among other factors, some or all of the following: (i) credit research on the issuers’ financial strength; (ii) assessment of the issuers’ ability to meet principal and interest payments; (iii) general industry trends; (iv) the issuers’ managerial strength; (v) changing financial conditions; (vi) borrowing requirements or debt maturity schedules; and (vii) the issuers’ responsiveness to changes in business conditions and interest rates. The Adviser analyzes relative values among issuers based on, among other factors, anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects. The Adviser monitors floating rate loans or debt or other securities in which the Fund has invested. There can be no assurance that this analysis will identify factors that may impair the value of the floating rate loans or debt or other securities held by the Fund. The Fund’s investments may have any credit quality without limitation, including investments rated below investment grade. Under normal circumstances, a substantial portion of the Fund’s portfolio consists of leveraged loans rated below investment grade or unrated. The Fund’s portfolio securities may have any duration or maturity. The meaning of “duration” is explained under “Additional Fund Information — Principal Investment Strategies.”
The Fund’s portfolio investments may include bank loans, senior secured floating rate loans or debt, second lien or other subordinated or unsecured floating rate loans or debt, fixed-rate loans or debt (such as corporate bonds, preferred securities, convertible securities, mezzanine investments, collateralized loan obligations, senior loans, second lien loans, structured products and U.S. government debt securities), defaulted deb securities, written credit derivatives, common stock or other equity securities, swaps (including credit default swaps and interest swaps) and other derivatives (including futures, options, options on futures, and forward contracts). The Fund may use certain types of investments and investing techniques that are described in more detail in the Statement of Additional Information.
Under normal circumstances, the Fund invests at least 80% of its assets in loans and other securities of U.S. issuers or issuers with their primary operations, assets or management activities in the U.S. (including limited purpose controlled affiliates outside of the U.S. that borrow or issue securities primarily for the benefit of their U.S. parent companies or affiliates). The Fund may invest up to 20% of its assets in securities of foreign issuers. Investments in securities of foreign issuers that are not denominated in U.S. dollars are limited to a maximum of 20% of the Fund’s assets. The Fund may invest up to 20% of its assets in emerging market securities. The Fund may invest in securities issued by entities in any country or region.
The Fund may sell securities and other instruments short provided that not more than 15% of its net assets are held as collateral for those transactions. The Adviser normally sells debt or equity securities “short” that the Adviser believes will underperform comparable securities, drawing on analyses of earnings, timing, pricing, or other factors.
The Fund may enter into various types of swap agreements as noted previously. These can include, for example, credit default, interest rate, total return, index and currency exchange rate swap agreements. These transactions attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors, where there is an agreement to exchange the returns on particular investments. Whether the Fund’s use of swap agreements will be successful in furthering its investment objectives will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Credit default swaps involves parties effectively buying or selling protection with respect to whether an event of default by a selected entity (or entities) will occur. Interest rate swaps involve the exchange of interest payments by the Fund with another party, such as an exchange of floating rate payments for fixed interest rate payments. A total return swap is the generic name for any swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of cash flows. Total return swaps are most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The Fund will segregate or earmark its liquid assets in an amount equal to the market value of its obligation to the counterparty under each swap agreement.
High Yield Bond Fund
The Fund invests in a diversified portfolio of high yield fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of two to eight years under normal circumstances. The meaning of “duration” is explained under “Additional Fund Information — Principal Investment Strategies.” The dollar-weighted average maturity of the Fund’s portfolio ranges from two to fifteen years under normal circumstances. The Fund’s portfolio investments may include corporate bonds, mezzanine investments, swaps (including credit default swaps) and other derivatives (including currency and other futures and options), bank loans, preferred stock, common stock, warrants, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), foreign securities (including Yankees and emerging markets securities), U.S. Treasuries and agency securities, cash and cash equivalents (such as money-market securities, commercial paper, certificates of deposit and bankers acceptances), private placements, defaulted debt securities and Rule 144A Securities and unrated securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.
The Adviser focuses the Fund’s portfolio holdings in areas of the bond market that the Adviser believes to be relatively undervalued, based on its analysis of quality, sector, coupon or maturity, and that the Adviser believes offer attractive prospective risk-adjusted returns compared to other segments of the bond market. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a portfolio of high yield securities (commonly known as “junk bonds”), which are bonds rated below investment grade by at least one of the nationally recognized statistical rating organizations (i.e., debt securities rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations), or unrated securities determined by the Adviser to be of comparable quality. The remainder of the Fund’s net assets may be invested in investment grade securities rated by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser.
The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market securities. The Fund may invest in securities issued by entities in any country or region. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally does not do so.
The Fund may invest in futures and options and may invest up to 15% of its total assets in premiums and margins on derivative instruments such as futures and options. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain similar or alternative market exposure to the securities in which it directly invests by instead using other investment techniques such as derivatives, repurchase agreements, reverse repurchase agreements, and dollar rolls. Please see “Securities and Techniques Used by the Funds” in the Statement of Additional Information for additional information regarding those investment types.
The Fund may normally borrow or short sell up to 33 1/3% of the value of its total assets. The Adviser normally sells debt or equity securities “short” that the Adviser believes will underperform comparable securities, drawing on analyses of earnings, timing, pricing, or other factors.
Intermediate Bond Fund
The Fund invests in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of one to six years under normal circumstances. The meaning of “duration” is explained under “Additional Fund Information — Principal Investment Strategies.” The dollar-weighted average maturity of the Fund’s portfolio ranges from three to seven years under normal circumstances. The Fund’s portfolio investments may include bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, U.S. and non-U.S. money-market securities, municipal securities, swaps (including credit default swaps) and other derivatives (including futures, options and forward contracts), private placements, defaulted debt securities and Rule 144A Securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.
Under normal circumstances, the Fund invests at least 90% of its net assets in securities rated investment grade by at least one of the nationally recognized statistical rating organizations (i.e., debt securities rated at least Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations), or unrated securities determined by the Adviser to be of comparable quality. Up to 10% of the Fund’s net assets may be invested in securities rated below investment grade or unrated securities determined by the Adviser to be of comparable quality.

The Fund also invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds.
The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market securities. The Fund may invest in securities issued by entities in any country or region.
The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally does not do so. The Fund may invest in futures and options and may invest up to 15% of its total assets in premiums and margins on derivative instruments such as futures and options. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain similar or alternative market exposure to the securities in which it directly invests by instead using other investment techniques such as derivatives, repurchase agreements, reverse repurchase agreements, and dollar rolls. Please see “Securities and Techniques Used by the Funds” in the Statement of Additional Information for additional information regarding those investment types.
The Fund may normally short sell up to 25% of the value of its total assets. The Adviser normally sells debt or equity securities “short” that the Adviser believes will underperform comparable securities, drawing on analyses of earnings, timing, pricing, or other factors.
Investment Grade Credit Fund
The Fund invests in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities), including those in emerging markets, with a portfolio duration of two to eight years under normal circumstances. The Fund may invest in securities issued by entities in any country or region. The meaning of “duration” is explained under “Additional Fund Information — Principal Investment Strategies.” The Fund’s portfolio investments may include bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, U.S. and non-U.S. money market securities, municipal securities, preferred stock, common stock, warrants, swaps (including credit default swaps) and other derivatives (including futures, options and forward contracts), private placements and Rule 144A Securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating. The Adviser focuses the Fund’s portfolio holdings in areas of the bond market that the Adviser believes to be relatively undervalued, based on its analysis of quality, sector, coupon or maturity, and that the Adviser believes offer attractive prospective risk-adjusted returns compared to other segments of the bond market.
Under normal circumstances, the Fund invests at least 90% of its net assets in securities rated investment grade by at least one of the nationally recognized statistical rating organizations (i.e., debt securities rated at least Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations), or unrated securities determined by the Adviser to be of comparable quality. Up to 10% of the Fund’s net assets may be invested in securities rated below investment grade or unrated securities determined by the Adviser to be of comparable quality. The emerging market fixed-income securities in which the Fund may invest are not subject to any minimum credit quality standards, so long as the value of those investments does not cause the Fund to exceed its limit on investments in securities rated below investment grade. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities and instruments it regards as bonds in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments.
Investments in securities that are not denominated in U.S. dollars are limited to a maximum of 20% of the Fund’s assets. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates but is under no obligation to do so under any circumstances. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain similar or alternative market exposure to the securities in which it directly invests by instead using other investment techniques such as derivatives, repurchase agreements, reverse repurchase agreements, and dollar rolls. Please see “Securities and Techniques Used by the Funds” in the Statement of Additional Information for additional information regarding those investment types.
The Fund may sell securities and other instruments short provided that not more than 33 1/3% of its net assets is held as collateral for those transactions. The Adviser normally sells debt or equity securities “short” that the Adviser believes will underperform comparable securities, drawing on analyses of earnings, timing, pricing, or other factors. The Fund may invest, without limitation, in derivative instruments, including forward contracts, futures and options. The Fund may also enter into various types of swap agreements. These can include, for example, credit default, interest rate, total return and index swap agreements. These transactions attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are contracts entered into primarily by institutional investors, where there is any agreement to exchange the returns on particular investments. Some swaps are traded or are otherwise available through exchanges and other centralized clearing facilities with standardized terms and collateral requirements. Whether a Fund’s use of swap agreements will be successful in furthering its investment objectives will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Credit default swaps involve parties effectively buying or selling protection with respect to whether an event of default by a selected entity (or entities) will occur. Interest rate swaps involve the exchange of interest payments by the Fund with another party, such as an exchange of floating rate payments for fixed interest rate payments. A total return swap is the generic name for any swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of cash flows. Total return swaps are most commonly used with indices, single stocks, bonds and defined portfolios of loans and mortgages.
Low Duration Bond Fund
The Fund invests in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of up to three years under normal circumstances. The meaning of “duration” is explained under “Additional Fund Information — Principal Investment Strategies.” The dollar-weighted average maturity of the Fund’s portfolio ranges from one to five years under normal circumstances. The Fund’s portfolio investments may include bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, U.S. and non-U.S. money market securities, municipal securities, swaps (including credit default swaps) and other derivatives (including futures, options and swaptions), private placements, defaulted debt securities and Rule 144A Securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.
Under normal circumstances, the Fund invests at least 70% of its net assets in highly rated fixed income securities (i.e., debt securities rated at least A by Moody’s, S&P or Fitch, or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations), or unrated securities determined by the Adviser to be of comparable quality. Up to 30% of the Fund’s net assets may be invested in securities rated below highly rated securities by all three of the nationally recognized statistical rating organizations or unrated securities determined by the Adviser to be of comparable quality. Of that amount, not more than 20% of the Fund’s net assets may be invested in securities rated below investment grade (i.e., debt securities rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations) or unrated securities determined by the Adviser to be of comparable quality. The Fund also invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds.
The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market securities. The Fund may invest in securities issued by entities in any country or region. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally does not do so. The Fund may invest in futures and options and may invest up to 15% of its total assets in premiums and margins on derivative instruments such as futures and options. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain similar or alternative market exposure to the securities in which it directly invests by instead using other investment techniques such as derivatives, repurchase agreements, reverse repurchase agreements, and dollar rolls. Please see “Securities and Techniques Used by the Funds” in the Statement of Additional Information for additional information regarding those investment types.
The Fund may normally short sell up to 25% of the value of its total assets. The Adviser normally sells debt or equity securities “short” that the Adviser believes will underperform comparable securities, drawing on analyses of earnings, timing, pricing, or other factors.
Opportunistic High Income Credit Fund
The Fund invests in a diversified portfolio of fixed-income securities of varying maturities and equity securities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities). The Fund utilizes a flexible investment approach that under normal circumstances, invests at least 80% of its net assets in investments across a range of investment opportunities related to income-generating credit securities, with an emphasis on higher volatility, lower-quality debt securities rated below investment grade (commonly known as “junk bonds”) by Moody’s, S&P and Fitch, or unrated securities determined by the Adviser to be of comparable quality. The use of the term “opportunistic” in the Fund’s name means that it is not limited to any single type of investment strategy, sector or income-producing security. Income-generating credit securities may include defaulted securities that are not current with their interest, distribution, or dividend payments, but defaulted securities are not expected to constitute more than 15% of the Fund’s portfolio.
The Fund may invest in securities of any maturity, and there is no limit on the weighted average maturity of the Fund’s portfolio. The Fund does not have a duration target. The meaning of “duration” is explained under “Additional Fund Information — Principal Investment Strategies.”
The Fund may invest up to 20% of its total assets in equity securities, which may include common and preferred stock; rights, warrants or options to purchase common or preferred stock; securities that may be converted into or exchanged for common or preferred stock, such as convertible preferred stock, convertible debt and Eurodollar convertible securities; equity securities of foreign companies listed on established exchanges in the U.S., including NASDAQ; American Depository Receipts (ADRs); and other securities with equity characteristics. The Fund’s fixed income investments may include bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, U.S. and non-U.S. money market securities, municipal securities, swaps (including credit default swaps) and other derivatives (including futures, options and forward contracts), private placements, defaulted debt securities and Rule 144A Securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.
Under normal circumstances, the Fund may invest up to 100% of its net assets in securities rated below investment grade (i.e., debt securities rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations) or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 25% of its total assets (measured at the time of investment) in asset-backed and mortgage-related securities rated below investment grade by Moody’s, S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality.
The Fund may use certain types of investments and investing techniques that are described in more detail in the Statement of Additional Information.
The Fund may invest in securities of foreign issuers. The Fund’s foreign currency exposure (from investments in securities of foreign issuers that are not denominated in U.S. dollars) is normally limited to a maximum of 20% of the Fund’s total assets. The Fund may invest up to 20% of its total assets in emerging market securities. The Fund may invest in securities issued by entities in any country or region. The emerging market fixed income securities in which the Fund may invest are not subject to any minimum credit quality standards.
The Fund may sell securities and other instruments short provided that not more than 33 1/3% of its net assets is held as collateral for those transactions. The Adviser normally sells debt or equity securities “short” that the Adviser believes will underperform comparable securities, drawing on analyses of earnings, timing, pricing, or other factors.
The Fund may enter into various types of swap agreements. These can include, for example, credit default, interest rate, total return, index and currency exchange rate swap agreements. These transactions attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors, where there is any agreement to exchange the returns on particular investments. Whether a Fund’s use of swap agreements will be successful in furthering its investment objectives will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Credit default swaps involve parties effectively buying or selling protection with respect to whether an event of default by a selected entity (or entities) will occur. Interest rate swaps involve the exchange of interest payments by the Fund with another party, such as an exchange of floating rate payments for fixed interest rate payments. A total return swap is the generic name for any swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of cash flows. Total return swaps are most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages.
Strategic Income Fund
The Fund uses techniques intended to provide absolute (positive) returns in all markets and employs a strategy intended to produce high income while exploiting disparities or inefficiencies in markets. The Fund focuses on inefficiencies related to secured or asset-backed debt compared with unsecured and subordinated debt or equity of companies and issuers. Additionally, the Fund focuses on longer-term cyclical anomalies in the fixed income markets to both enhance yield and realize potential price appreciation. These anomalies include shifts in the portfolio’s duration, yield curve anomalies, and sector and issue-specific dislocations. A fuller description of these and other strategies may be found below and in the Fund’s Statement of Additional Information.
The major strategies to be employed by the Adviser include:
Relative Value/Arbitrage Strategies, which include investing both long and short in related securities or other instruments to take advantage of perceived discrepancies in market prices. Arbitrage strategies typically employ leverage. These strategies may include:

•	Capital Structure Arbitrage, which involves seeking out the expanded variety of different instruments that a corporation may use for funding (equity, preferred, convertibles, bonds, loans, senior debt versus junior debt, secured versus unsecured, lease versus sale, putable versus callable). The Adviser believes it has become increasingly difficult for the market to continuously price the different financial instruments issued by an entity efficiently and, thus, the opportunities for arbitraging the capital structure of entities (loans versus bonds, senior debt versus junior debt, holding company versus subsidiary, putables versus callables, etc.) have increased as well.

•	Commodities/Futures Arbitrage, which involves arbitraging intra- and inter-market price discrepancies among the various commodity and interest rate futures markets.
•	Convertible Arbitrage, which is hedged investing in the convertible securities of a company such as buying the convertible bond and shorting the common stock of the same company.

•	Interest Rate Arbitrage, which involves buying long and short different debt securities, interest rate swap arbitrage, and U.S. and non-U.S. government bond arbitrage.
Trading/Market-Timing Strategies, which are designed to benefit from cyclical relationships that exist in certain markets, sectors and security types. Examples would be:

•	Interest Rate Timing, which is based on the premise that interest rates have historically exhibited a cyclical pattern. Real interest rates (nominal interest rates less inflation) have been higher during economic expansions and have decreased as the economy slows. The Adviser uses this relationship to set the average duration of the Fund to benefit over a full market cycle from changes in interest rates. This investment process uses cost-averaging of new investments to adjust the duration of the Fund higher as real interest rates rise beyond their historic normal levels, and adjusts the duration lower as real interest rates move lower. At times, the portfolio’s average duration may be negative if real interest rates are negative.

•	Yield Curve Relationships and Arbitrage, which presumes that like interest rates, the relationship between bonds of various maturities has been highly variable across the economic cycle. The Fund seeks to take advantage of these movements both with relative value trades as described above and by concentrating the portfolio in the historically most undervalued sections of the yield curve. These strategies seek to benefit from the cyclical changes that occur in the shape of the yield curve.

•	Sector and Issue Allocations, where the Adviser strives to benefit from cyclical changes between sectors of the fixed-income markets. This is accomplished by using relative value and historical benchmarks to determine when sectors are undervalued. It might be implemented through long-only positions or a combination of long and short positions. The Adviser will use fundamental research to find individual issuers of securities that the Adviser believes are undervalued and have high income and the potential for price appreciation.
Income Strategies, where the Adviser seeks to invest the Fund’s assets in a manner that will generate high monthly income. The objective of this approach is to create income that will smooth the returns of the trading-oriented strategies listed above. This approach focuses on traditional fixed income strategies including investment in investment grade corporate bonds, high yield corporate bonds, mortgage-backed and asset-backed securities, preferred stock and high dividend yielding equity securities.
High Yield Investment Strategies, where the Fund invests in high yield fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) of any portfolio duration. These strategies are designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. Accordingly, the Adviser concentrates the Fund’s bond holdings in areas of the bond market that the Adviser believes to be relatively undervalued, based on its analysis of quality, sector, coupon or maturity, and that the Adviser believes offer attractive prospective risk-adjusted returns compared to other segments of the bond market. The meaning of “duration” is explained under “Additional Fund Information — Principal Investment Strategies.” The dollar-weighted average maturity of the Fund’s portfolio of such high yield securities typically ranges from two to fifteen years.
Long-Short or Market-Neutral Equity Strategies, which are designed to exploit equity market inefficiencies and generally involve being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same sector or market. Under these strategies, the Adviser seeks to hold stocks “long” that the Adviser believes will perform better than comparable stocks, and sell stocks “short” that the Adviser believes will underperform comparable stocks, drawing on analyses of earnings, timing, pricing, or other factors. This type of investing may reduce market risk, but effective stock analysis and stock picking are essential to obtaining positive results.
Event Driven and Special Situation Strategies, which are designed to benefit from price movements caused by anticipated corporate events such as a merger, acquisition, spin-off, liquidation, reorganization or other special situation.
To implement some or all of these strategies, the Fund’s portfolio investments may include (but are not limited to): corporate bonds, mezzanine investments, swaps (including credit default swaps) and other derivatives (including currency and other futures and options), bank loans, municipal securities, preferred stock, common stock, warrants, convertible bonds, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), derivatives of asset- backed securities (including those involving net interest margins), foreign securities (including Yankees and emerging markets securities), U.S. Treasuries and agency securities, cash and cash equivalents (such as money market securities, commercial paper, certificates of deposit and bankers acceptances), private placements, defaulted debt securities, Rule 144A Securities and unrated securities. Many of these investments may have interest rates that are fixed, variable or floating.
Under normal circumstances, the average dollar-weighted credit quality of the Fund’s long-term debt investments is investment grade (i.e., rated Baa1 by Moody’s or BBB+ by S&P or BBB+ by Fitch or unrated securities determined by the Adviser to be of comparable quality). The Fund may invest up to 50% of its assets (measured at the time of investment) in debt securities rated below investment grade or unrated securities determined by the Adviser to be of comparable quality. Below investment grade securities are sometimes called “junk bonds.”
The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. Investments in securities of foreign issuers that are not denominated in U.S. dollars are limited to a maximum of 30% of the Fund’s assets. The Fund may also invest up to 15% of its assets in emerging market securities. The Fund may invest in securities issued by entities in any country or region. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally does not do so. The Fund may invest a substantial portion of its assets in derivative instruments, such as futures and options. The Fund may borrow from banks and/or other financial institutions or through reverse repurchase agreements. The Fund also may seek to obtain similar or alternative market exposure to the securities in which it directly invests by instead using other investment techniques such as derivatives, repurchase agreements, reverse repurchase agreements, and dollar rolls. Please see “Securities and Techniques Used by the Funds” in the Statement of Additional Information for additional information regarding those investment types.
The Fund may normally borrow or sell securities short each up to 33 1/3% of the value of its total assets. The Adviser normally sells debt or equity securities “short” that the Adviser believes will underperform comparable securities, drawing on analyses of earnings, timing, pricing, or other factors.

Total Return Bond Fund
The Fund invests in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of two to eight years under normal circumstances. The meaning of “duration” is explained under “Additional Fund Information — Principal Investment Strategies.” The dollar-weighted average maturity of the Fund’s portfolio ranges from two to fifteen years. The Fund’s portfolio investments may include bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, U.S. and non-U.S. money market securities, municipal securities, swaps (including credit default swaps) and other derivatives (including futures, options and forward contracts), private placements, defaulted debt securities and Rule 144A Securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.
The Adviser focuses the Fund’s portfolio holdings in areas of the bond market that the Adviser believes to be relatively undervalued, based on its analysis of quality, sector, coupon or maturity, and that the Adviser believes offer attractive prospective risk-adjusted returns compared to other segments of the bond market.
Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade securities (i.e., debt securities rated at least Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations, or unrated securities determined by the Adviser to be of comparable quality). Up to 20% of the Fund’s net assets may be invested in securities rated below investment grade or unrated securities determined by the Adviser to be of comparable quality. The Fund also invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds.
The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market securities. The Fund may invest in securities issued by entities in any country or region. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally does not do so.
The Fund may invest in futures and options and may invest up to 15% of its total assets in premiums and margins on derivative instruments such as futures and options. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain similar or alternative market exposure to the securities in which it directly invests by instead using other investment techniques such as derivatives, repurchase agreements, reverse repurchase agreements, and dollar rolls. Please see “Securities and Techniques Used by the Funds” in the Statement of Additional Information for additional information regarding those investment types.
The Fund may normally short sell up to 25% of the value of its total assets. The Adviser normally sells debt or equity securities “short” that the Adviser believes will underperform comparable securities, drawing on analyses of earnings, timing, pricing, or other factors.
Ultra Short Bond Fund
The Fund invests in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration that will remain within one year of its benchmark index under normal circumstances. The meaning of “duration” is explained under “Additional Fund Information — Principal Investment Strategies.” The Fund’s dollar-weighted average portfolio maturity can exceed one year. The Fund also seeks to maintain a low degree of share price fluctuation. The Fund’s portfolio investments may include bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, U.S. and non-U.S. money market securities, municipal securities, swaps (including credit default swaps) and other derivatives (including futures, options and forward contracts), private placements, defaulted debt securities and Rule 144A Securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.
Under normal circumstances, the Fund invests at least 90% of its net assets in securities rated investment grade by at least one of the nationally recognized statistical ratings organizations (i.e., debt securities rated at least Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations), or unrated securities determined by the Adviser to be of comparable quality. Up to 10% of the Fund’s net assets may be invested in securities rated below investment grade or unrated securities determined by the Adviser to be of comparable quality. The Fund also invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds.
The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market securities. The Fund may invest in securities issued by entities in any country or region. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally does not do so.
The Fund may invest in futures and options and may invest up to 15% of its total assets in premiums and margins on derivative instruments such as futures and options. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain similar or alternative market exposure to the securities in which it directly invests by instead using other investment techniques such as derivatives, repurchase agreements, reverse repurchase agreements, and dollar rolls. Please see “Securities and Techniques Used by the Funds” in the Statement of Additional Information for additional information regarding those investment types.
The Fund may normally short sell up to 25% of the value of its total assets. The Adviser normally sells debt or equity securities “short” that the Adviser believes will underperform comparable securities, drawing on analyses of earnings, timing, pricing, or other factors.
Unconstrained Bond Fund
In addition to the investment techniques and types of investments described in the summary section of this prospectus, the Fund may also pursue its investment objective as described below. Because this Fund is not constrained by the characteristics or performance of any particular securities index or by any specific investment strategy, there can be no assurances as to which types of investments or strategies will be emphasized at any particular time.
The Fund employs an absolute return type of investment approach. This means that the Fund typically compares its performance against short-term cash instruments, adjusting to compensate for the amount of investment risk assumed.
Relative return strategies, by contrast, seek to outperform a designated stock, bond or other market index, and measure their performance primarily in relation to that type of benchmark index. The intent is that, over time, the investment performance of absolute return strategies typically should be substantially independent of longer term movements in the stock and bond market. In making investment decisions on behalf of the Fund, the Adviser uses a variety of techniques such as a fundamental asset valuation model, quantitative portfolio optimization and risk management techniques. The Adviser seeks to invest in sectors of the markets that it believes offer the best risk adjusted returns and to manage the targeted volatility of the Fund. Certain investment techniques such as buying/selling options and futures, swaps and other derivatives may also be employed in an effort to reduce the Fund’s volatility.
The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities and instruments it regards as bonds in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. A “bond” as used in the name of the Fund is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term bond is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. Bonds for this purpose also include instruments that are intended to provide one or more of the characteristics of a direct investment in one or more bonds.
The Fund may invest up to 50% of its total assets (measured at the time of investment) in securities rated below investment grade by Moody’s, S&P or Fitch or unrated securities determined by the Adviser to be of comparable quality.
The Fund may use certain types of investments and investing techniques that are described in more detail in the Statement of Additional Information.
The Fund may invest in securities of foreign issuers. The Fund’s foreign currency exposure (from investments in securities of foreign issuers that are not denominated in U.S. dollars) is normally limited to a maximum of 40% of the Fund’s total assets. The Fund may invest up to 50% of its total assets in emerging market securities. The Fund may invest in securities issued by entities in any country or region. The emerging market fixed income securities in which the Fund may invest are not subject to any minimum credit quality standards, so long as the value of those investments does not cause the Fund to exceed its limit on investments in securities rated below investment grade.
The Fund may sell securities and other instruments short provided that not more than 25% of its net assets is held as collateral for those transactions. The Adviser normally sells debt or equity securities “short” that the Adviser believes will underperform comparable securities, drawing on analyses of earnings, timing, pricing, or other factors.
The Fund invests in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with the average portfolio duration of the fixed-income portion of the Fund’s portfolio varying from negative three (-3) years to positive eight (8) years under normal circumstances. The meaning of “duration” is explained under “Additional Fund Information — Principal Investment Strategies.” There is no limit on the weighted average maturity of the Fund’s portfolio.
The Fund may enter into various types of swap agreements as noted previously. These can include, for example, credit default, interest rate, total return, index and currency exchange rate swap agreements. These transactions attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors, where there is any agreement to exchange the returns on particular investments.
Whether a Fund’s use of swap agreements will be successful in furthering its investment objectives will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Credit default swaps involve parties effectively buying or selling protection with respect to whether an event of default by a selected entity (or entities) will occur. Interest rate swaps involve the exchange of interest payments by the Fund with another party, such as an exchange of floating rate payments for fixed interest rate payments. A total return swap is the generic name for any swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of cash flows. Total return swaps are most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages.

Principal Risks

All the Funds are affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Adviser makes with respect to the investments of the Funds will not accomplish what they were designed to achieve or that the investments will have disappointing performance.
Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment has the potential to earn for you — and the more you can lose. Because the Funds hold securities with fluctuating market prices, the value of each Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in a Fund could go down as well as up.
Your investment in a Fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person. You can lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.
The following tables summarize the principal risks of investing in each Fund. Your Investment In A Fund May Be Subject (in Varying Degrees) To These Risks As Well As Other Risks. Each Fund May Be More Susceptible To Some Of The Risks Than Others. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	AlphaTrak 500 Fund	Corporate Bond Fund	ESG Securitized Fund	Flexible Income Fund	Floating Rate Income Fund	High Yield Bond Fund	Intermediate Bond Fund
Asset-Backed Securities Risk	✓		✓	✓			✓
Bank Loan Risk				✓	✓	✓
Below Investment Grade Mortgage-Backed Securities Risk	✓		✓	✓			✓
Counterparty Risk	✓	✓	✓	✓	✓	✓	✓
Credit Risk	✓	✓	✓	✓	✓	✓	✓
Debt Securities Risk	✓	✓	✓	✓	✓	✓	✓
Derivatives Risk	✓	✓	✓	✓	✓	✓	✓
Distressed and Defaulted Securities Risk	✓		✓	✓	✓	✓	✓
Emerging Markets Risk	✓	✓		✓	✓	✓	✓
Environment, Social and Governance Investing Risk			✓
Equity Risk				✓	✓
ETFs and Other Investment Companies Risk	✓
Extension Risk	✓		✓	✓			✓
Foreign Currency Risk	✓	✓		✓
Foreign Investing Risk	✓	✓	✓	✓	✓	✓	✓
Frequent Trading Risk	✓	✓	✓	✓		✓	✓
Futures Contracts Risk	✓	✓	✓	✓	✓	✓	✓
Inflation Risk	✓	✓	✓	✓	✓	✓	✓
Interest Rate Risk	✓	✓	✓	✓	✓	✓	✓
Issuer Risk	✓	✓	✓	✓	✓	✓	✓
Junk Bond Risk	✓	✓	✓	✓	✓	✓	✓
Leverage Risk	✓	✓	✓	✓	✓	✓	✓
LIBOR Risk	✓	✓	✓	✓	✓	✓	✓
Liquidity Risk	✓	✓	✓	✓	✓	✓	✓
Market Risk	✓	✓	✓	✓	✓	✓	✓
Mezzanine Securities Risk				✓	✓	✓
Money Market / Short-Term Securities Risk	✓			✓
Mortgage-Backed Securities Risk	✓		✓	✓			✓

	AlphaTrak 500 Fund	Corporate Bond Fund	ESG Securitized Fund	Flexible Income Fund	Floating Rate Income Fund	High Yield Bond Fund	Intermediate Bond Fund
Municipal Securities Risk		✓		✓			✓
New Fund Risk			✓
Non-U.S. Money Market Securities Risk
Portfolio Management Risk	✓	✓	✓	✓	✓	✓	✓
Prepayment Risk	✓		✓	✓	✓	✓	✓
Price Volatility Risk	✓	✓	✓	✓	✓	✓	✓
Public Health Emergency Risk and Impact of the Coronavirus (COVID-19)	✓	✓	✓	✓	✓	✓	✓
Second Lien Loan Risk					✓
Securities Selection Risk	✓	✓	✓	✓	✓	✓	✓
Senior Loan Risk					✓
Short Sales Risk
Sovereign Debt Risk	✓	✓		✓			✓
Swap Agreements Risk	✓	✓	✓	✓	✓	✓	✓
Unrated Securities Risk	✓	✓	✓	✓	✓	✓	✓
U.S. Government Securities Risk		✓	✓	✓	✓		✓
U.S. Treasury Obligations Risk	✓	✓	✓	✓			✓
Valuation Risk	✓	✓	✓	✓	✓	✓	✓

	Investment Grade Credit Fund	Low Duration Bond Fund	Opportunistic High Income Credit Fund	Strategic Income Fund	Total Return Bond Fund	Ultra Short Bond Fund	Unconstrained Bond Fund
Absolute Return Investing Risk				✓
Asset-Backed Securities Risk	✓	✓	✓	✓	✓	✓	✓
Bank Loan Risk		✓	✓		✓		✓
Below Investment Grade Mortgage-Backed Securities Risk		✓	✓	✓	✓	✓	✓
Counterparty Risk	✓	✓	✓	✓	✓	✓	✓
Credit Risk	✓	✓	✓	✓	✓	✓	✓
Debt Securities Risk	✓	✓	✓	✓	✓	✓	✓
Derivatives Risk	✓	✓	✓	✓	✓	✓	✓
Distressed and Defaulted Securities Risk		✓	✓	✓	✓		✓
Emerging Markets Risk	✓	✓	✓	✓	✓	✓	✓
Equity Risk			✓	✓			✓
Event Driven Strategies Risk				✓
Extension Risk	✓	✓		✓	✓	✓	✓
Foreign Currency Risk	✓	✓	✓	✓	✓		✓
Foreign Investing Risk	✓	✓	✓	✓	✓	✓	✓
Frequent Trading Risk	✓	✓	✓		✓	✓	✓
Futures Contracts Risk	✓	✓	✓	✓	✓	✓	✓
Inflation Risk	✓	✓	✓	✓	✓	✓	✓
Interest Rate Risk	✓	✓	✓	✓	✓	✓	✓
Issuer Risk	✓	✓	✓	✓	✓	✓	✓
Junk Bond Risk		✓	✓	✓	✓	✓	✓
Leverage Risk	✓	✓	✓	✓	✓	✓	✓
LIBOR Risk	✓	✓	✓	✓	✓	✓	✓
Liquidity Risk	✓	✓	✓	✓	✓	✓	✓
Market Risk	✓	✓	✓	✓	✓	✓	✓
Mezzanine Securities Risk			✓	✓	✓
Mortgage-Backed Securities Risk	✓	✓	✓	✓	✓	✓	✓

	Investment Grade Credit Fund	Low Duration Bond Fund	Opportunistic High Income Credit Fund	Strategic Income Fund	Total Return Bond Fund	Ultra Short Bond Fund	Unconstrained Bond Fund
Municipal Securities Risk	✓				✓		✓
New Fund Risk			✓
Non-U.S. Money Market Securities Risk
Portfolio Management Risk	✓	✓	✓	✓	✓	✓	✓
Prepayment Risk	✓	✓	✓	✓	✓	✓	✓
Price Volatility Risk	✓	✓	✓	✓	✓	✓	✓
Public Health Emergency Risk and Impact of the Coronavirus (COVID-19)	✓	✓	✓	✓	✓	✓	✓
Second Lien Loan Risk			✓
Securities Selection Risk	✓	✓	✓	✓	✓	✓	✓
Short Sales Risk			✓	✓
Sovereign Debt Risk	✓			✓	✓	✓	✓
Swap Agreements Risk	✓	✓	✓	✓	✓	✓	✓
Unrated Securities Risk	✓	✓	✓	✓	✓	✓	✓
U.S. Government Securities Risk	✓	✓	✓		✓	✓	✓
U.S. Treasury Obligations Risk	✓	✓			✓	✓
Valuation Risk	✓	✓	✓	✓	✓	✓	✓

Absolute Return Investing Risk
The Strategic Income Fund seeks to provide absolute (positive) returns in all markets. Absolute return investing may involve greater risk than investing in a traditional portfolio of stocks or bonds. There is no guarantee that the performance of the Fund will have low correlation with the returns of traditional capital markets, and increased correlation between the Fund’s strategies and the traditional capital markets could result in an increase in the Fund’s overall volatility.
Asset-Backed Securities Risk
Asset-backed securities are bonds or notes backed by a discrete pool of financial assets such as credit card receivables, automobile receivables and student loans. The impairment of the value of the financial assets underlying an asset-backed security, such as the non-payment of loans, may result in a reduction in the value of such asset-backed security. Certain asset-backed securities do not have the benefit of the same security interest in the underlying financial assets as do mortgage-backed securities, nor are they provided government guarantees of repayment. Accordingly, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the asset-backed securities, if any, may be inadequate to protect investors in the event of default. For example, credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. Asset-backed securities are also subject to prepayment risk in a declining interest rate environment and extension risk in a rising interest rate environment.
Certain Funds may invest in collateralized debt obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. CDOs include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust typically collateralized by a diversified pool of high-risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, and may include loans that are rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

The risks of an investment in a CBO, CLO, or other CDO depend largely on the type of the collateral securities (which would have the risks described elsewhere in this Prospectus for that type of security) and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the federal securities laws) and may be characterized by a Fund as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities discussed elsewhere in this Prospectus, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the collateral may decline in value or default, a Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other classes, volatility in values, and the complex structure of the security may not be fully understood at the time of investment, which may result in disputes with the issuer or produce unexpected investment results.
Bank Loan Risk
Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. There are a number of risks associated with an investment in bank loans, including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods (i.e., longer than seven (7) days) may impair a Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to a Fund. As a result, a Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. If a Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a bank loan may be insufficient or unavailable to a Fund, and that a Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding a bank loan. These risks could cause a
Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the U.S. and abroad. Borrowers generally pay interest on bank loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR), the Secured Overnight Financing Rate (SOFR) or the prime rates of U.S. banks. As a result, the value of bank loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. Bank loans are not registered and otherwise may not be treated as securities under the federal securities laws, meaning investors in loans have less protection against improper practices than investors in securities that are registered under or are otherwise subject to the protections of the securities laws.
Below Investment Grade Mortgage-Backed Securities Risk
The ESG Securitized Fund may invest up to 15% of its total assets, the Flexible Income Fund may invest up to 35% of its total assets and the Opportunistic High Income Credit Fund may invest up to 25% of its total assets in residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) that are rated below investment grade or, if unrated, determined by the Adviser to be of comparable quality. RMBS and CMBS rated below investment grade generally carry greater liquidity risk than their investment grade counterparts. Historically, the market for these securities, and for below investment grade asset-backed securities in general, has been characterized at times by less liquidity than the market for comparable investment grade securities, particularly during the financial crisis of 2007 and 2008. In the aftermath of that period, the market for such securities has improved and become more transparent, but the asset class remains complicated.
The Adviser has extensive experience analyzing, managing and trading below investment grade RMBS and CMBS, and conducts a thorough evaluation with respect to the liquidity of any such investment under consideration for investment by the Flexible Income Fund. A below investment grade RMBS or CMBS may be classified as liquid only if the Adviser reasonably expects that the below investment grade RMBS or CMBS can be disposed of in current market conditions within seven (7) calendar days without the sale or disposition significantly changing the market value of the RMBS or CMBS, based on a number of factors including, but not limited to, bid and ask spreads, frequency of trades or quotes, number of dealers willing to purchase or sell the security, rating history of the security, whether there are contractual penalties for unwinding a purchase or contractual restrictions on trading, and other factors relating to the trading history of the security and corporate events of the issuer (such as bankruptcy or reorganization). The Adviser also conducts ongoing evaluations of the below investment grade RMBS and CMBS held by the Fund, including extensive risk management processes with respect to the liquidity of those investments.
While the Adviser generally intends to invest in markets that are liquid, depending on market conditions, the Flexible Income Fund and the Opportunistic High Income Credit Fund may not be able to sell certain of these investments when desirable to do so, or may be able to sell them only at less than their fair value. Market liquidity for lower-rated investments may be more likely to deteriorate than for higher-rated investments. Dealers in below investment grade mortgage-backed securities play an important role in providing liquidity, but are under no obligation to do so and may stop providing liquidity at any time. The impact of recent regulatory changes may further limit the ability or willingness of dealers to provide liquidity. Changing regulatory and market conditions, especially conditions in the housing market or changes to the status of the issuers of these securities, may adversely affect the liquidity of the Fund’s investments. These risks may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.
Counterparty Risk
Counterparty risk refers to the risk that the other party to a contract, such as individually negotiated or over-the-counter derivatives (e.g., swap agreements that are not centrally cleared and participations in loan obligations), will not fulfill its contractual obligations, which may cause losses or additional costs to a Fund or cause a Fund to experience delays in recovering its assets.
Credit Risk
Credit risk refers to the risk that an issuer may default in the payment of principal and/or interest on a security. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over time, and securities which are rated by ratings agencies are often reviewed and may be subject to downgrade. However, ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality.
Debt Securities Risk
Debt securities are subject to various risks. Debt securities are subject to two primary (but not exclusive) types of risk: credit risk and interest rate risk. These risks can affect a debt security’s price volatility to varying degrees, depending upon the nature of the instrument. Other factors, such as market fluctuations and the depth and liquidity of the market for an individual or class of debt security, can also affect the value of a debt security and, hence, the market value of a Fund.
Derivatives Risk
The Funds may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying instrument, such as a currency, security, commodity, interest rate or index. The Funds invest in futures, options and swaps, but may use other types of financial derivatives. The various derivative instruments that the Funds may use are described in more detail here and under “Derivative Instruments” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for directly investing in an underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds also may use derivatives for leverage, in which case their use would involve leverage risk.
The Funds’ use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. If a Fund invests in a derivative instrument it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.
The Funds’ participation in the options or futures markets, as well as the use of various swap instruments, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If the Adviser’s predictions of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (i) dependence on the Adviser’s ability to predict correctly movements in the direction of interest rates and securities prices; (ii) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (vi) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell the security at a disadvantageous time. A Fund could lose the entire amount it invests in futures and other derivatives. The loss from investing in certain derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Each Fund limits its investments in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of that Fund. Derivatives, such as swaps, forward contracts and non-deliverable forward contracts, are subject to regulation under the U.S. Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and other laws or regulations in Europe and other foreign jurisdictions. Under the Dodd-Frank Act, certain derivatives have become subject to new and increased margin requirements, which in some cases has increased the costs to the Funds of trading derivatives and may reduce returns to shareholders in the Funds.
Distressed and Defaulted Securities Risk
A security held by a Fund may default, or the issuer of a security held by a Fund may become distressed, after the Fund’s investment. The Flexible Income Fund, Floating Rate income Fund, High Yield Bond Fund, Intermediate Bond Fund, Low Duration Bond Fund, Opportunistic High Income Credit Fund, Strategic Income Fund, Total Return Bond Fund, and Unconstrained Bond Fund may invest a significant portion of their assets in fixed income securities that are distressed or defaulted at the time of investment. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or solvency proceedings) is subject to significant uncertainties. A Fund will generally not receive interest payments on distressed or defaulted securities and may incur costs to protect its investment. In addition, distressed or defaulted securities involve the substantial risk that principal will not be repaid. A Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. Therefore, to the extent that a Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished. A Fund also is subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied. In any reorganization or liquidation proceeding relating to a portfolio company, a Fund may lose its entire investment or may be required to accept cash or securities with a lower value or income potential than its original investment. Distressed or defaulted securities and any securities received in an exchange for such securities may be illiquid and subject to restrictions on resale, such that the Fund may the Fund may be restricted from disposing of those securities. Investments in defaulted securities and obligations of distressed issuers are considered speculative.
Emerging Markets Risk
The risks described under “Principal Risks — Foreign Investing Risk” also apply to emerging market securities, and the risks of investing in emerging market countries tend to be greater as compared to the risks of investing in more developed countries.
Investing in emerging and developing market countries involves substantial risk due to, among other factors, higher brokerage costs in certain countries; different accounting standards; thinner trading markets as compared to those in developed countries; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments. There may be less publicly available information about issuers in emerging markets than is available about issuers in more developed capital markets.
Political and economic structures in some emerging and developing market countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of developed countries. Some of these countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. Such social, political and economic instability could disrupt the financial markets in which the Funds invest and adversely affect the value of their investment portfolios.
The securities markets of emerging and developing market countries can be substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. and other developed nations. The limited size of many securities markets in emerging and developing market countries and limited trading volume in issuers compared to the volume in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons other than factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.
Securities markets in emerging markets may also be susceptible to manipulation or other fraudulent trade practices, which could disrupt the functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Funds. A Fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the Funds to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, emerging and developing market countries’ exchanges and broker-dealers are generally subject to less government and exchange regulation than their counterparts in developed countries. Brokerage commissions, dealer concessions, custodial expenses and other transaction costs are generally higher in emerging and developing market countries than in developed countries. As a result, funds that invest in emerging and developing market countries generally have operating expenses that are higher than funds investing in more established market regions.
Some emerging and developing market countries have a greater degree of economic, political and social instability than the U.S. and other developed countries. Such social, political and economic instability could disrupt the financial markets in which the Funds invest and adversely affect the value of their investment portfolios. Economies in emerging and developing market countries may also be more susceptible to natural and man-made disasters, such as earthquakes, tsunamis, terrorist attacks, or adverse changes in climate or weather. In addition, many emerging and developing market countries with less established health care sys-
tems have experienced outbreaks of pandemic or contagious diseases from time to time, including, but not limited to, coronavirus, Ebola, Zika, avian flu, severe acute respiratory syndrome, and Middle East Respiratory Syndrome. The risks of such phenomena and resulting social, political, economic and environmental damage cannot be quantified. These events can exacerbate market volatility as well as impair economic activity, which can have both short- and immediate-term effects on the valuations of the companies and issuers in which the Funds invest. Risks associated political changes or diplomatic developments can negatively impact the securities markets and cause a Fund to lose value.
Currencies of emerging and developing market countries experience devaluations relative to the U.S. dollar from time to time. A devaluation of the currency in which investment portfolio securities are denominated will negatively impact the value of those securities in U.S. dollar terms. Emerging and developing market countries have and may in the future impose foreign currency controls and repatriation controls.
Among other risks of investing in emerging and developing market countries are the variable quality and reliability of financial information and related audits of companies. In some cases, financial information and related audits can be unreliable and not subject to verification. Auditing firms in some of these markets are not subject to independent inspection or oversight of audit quality. This can result in investment decisions being made based on flawed or misleading information. Additionally, investors may have substantial difficulties in bringing legal actions to enforce or protect investors’ rights, which can increase the risks of loss.
Any of these factors may adversely affect a Fund’s performance or a Fund’s ability to pursue its investment objective.
Environmental, Social and Governance Investing Risk
The ESG Securitized Fund’s Environmental, Social and Governance (“ESG”) investing strategy, which typically selects or excludes securities of certain issuers for reasons other than financial factors or potential performance, carries the risk that the Fund’s performance will differ from funds that do not utilize an ESG investing strategy. For example, the application of this strategy could affect the Fund’s exposure to certain sectors or types of investments, which could negatively impact the Fund’s performance. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by the Adviser or any judgment exercised by the Adviser will reflect the opinions of any particular investor, and the factors utilized by the Adviser may differ from the factors that any particular investor considers relevant in evaluating an issuer’s ESG practices. In evaluating an issuer, the Adviser is dependent upon information and data obtained through voluntary or third-party reporting that may be incomplete, inaccurate, or unavailable, or present conflicting information and data with respect to an issuer, which in each case could cause the Adviser to incorrectly assess an issuer’s business practices with respect to its ESG practices. Socially responsible norms differ by region, and an issuer’s ESG practices or the Adviser’s assessment of an issuer’s ESG practices may change over time. The Adviser’s ESG process generally seeks to select issuers deemed to satisfy one or more of its positive-screening ESG criteria to support sustainable initiatives. In addition, as a result of the Adviser’s engagement activities, the Fund may purchase securities that do not currently engage in ESG practices that meet criteria established by the Adviser, in an effort to improve an issuer’s ESG practices. Successful application of the Fund’s ESG investing strategy and the Adviser’s engagement efforts will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues, and there can be no assurance that the strategy or techniques employed will be successful. In addition, in evaluating an investment, the Advisor is dependent upon information and data obtained through third-party sources that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG issues relevant to a particular investment.
There are no universally agreed upon objective criteria for assessing ESG factors for investments. Rather, these criteria tend to have many subjective characteristics, can be difficult to analyze, and frequently involve a balancing of numerous factors. ESG factors can vary over different periods and can evolve over time. They may also be difficult to apply consistently across different types of investments. For these reasons, ESG standards may be aspirational and tend to be stated broadly and applied flexibly. In addition, investors and others may disagree as to whether a certain investment satisfies ESG standards given the absence of mandated or generally accepted criteria.
Funds with ESG investment strategies are generally suited for long-term rather than short-term investors.
Equity Risk
Equity securities may include common stock, preferred stock or other securities representing an ownership interest or the right to acquire an ownership interest in an issuer. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities may be affected by changes in an issuer’s financial condition, factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry, or as a result of changes in overall market, economic and political conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
Preferred Securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
ETFs and Other Investment Companies Risk
To the extent that a Fund invests in shares of ETFs or other investment companies, that investment will fluctuate based on the performance of the investment company’s portfolio securities. Investments in ETFs and other investment companies are subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses, such that shareholders of the Fund will indirectly bear a proportionate share of the expenses of any investment company in which the Fund invests, in addition to paying the Fund’s expenses. If a Fund invests in other investment companies, the Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to the Fund’s shareholders.
Event Driven Strategies Risk
The Strategic Income Fund, and the other Funds to a lesser extent, may employ event driven strategies. Event driven investing involves attempting to predict the outcome of a particular transaction as well as the best time at which to commit capital to such a transaction. The success or failure of this strategy usually depends on whether the Adviser accurately predicts the outcome and timing of the transaction event. Also, major market declines that could cause transactions to be re-priced or fail may have a negative impact on the strategy.
Extension Risk
Extension risk is the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities. This may cause the market value of such securities to decline and will also delay the Fund’s ability to reinvest proceeds at higher interest rates. Extension risk applies primarily to mortgage-related and other asset-backed securities.
Foreign Currency Risk
Funds that invest in foreign (non-U.S.) currencies or in foreign securities that are denominated, trade and/or receive revenues in foreign (non-U.S.) currencies are subject to the risk that those foreign currencies may decline in value relative to the U.S. dollar. In the case of currency hedging positions, a Fund is subject to the risk that the U.S. dollar may decline in value relative to the currency being hedged. Currency exchange rates may fluctuate significantly and unpredictably. As a result, a Fund’s investments in foreign currencies, in foreign securities that are denominated, trade, and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies may reduce the returns of the Funds.
Foreign Investing Risk
Investments in foreign securities may involve greater risks than investing in U.S. securities.
As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, corporate insiders and listed companies than does the U.S., and foreign securities markets may be less liquid and more volatile than U.S. markets. Investments in foreign securities generally involve higher costs than investments in U.S. securities, including higher transaction and custody costs as well as additional taxes imposed by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. U.S. regulators may be unable to enforce a company’s regulatory obligations. Political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments are other potential risks that could impact an investment in a foreign security. As one current example, Russia’s recent military incursions in Ukraine have led to sanctions being levied against Russia by the United States, European Union and other countries, which has adversely affected European and global energy and financial markets and thus could affect the value of a Fund’s investments. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of a Fund’s portfolio.
The European financial markets have continued to experience volatility because of concerns about economic downturns and about high and rising government debt levels of several countries in the European Union (“EU”) and Europe generally. These events have adversely affected the exchange rate of the Euro and the European securities markets.
The United Kingdom (“U.K.”) left the EU on January 31, 2020, in a process now commonly referred to as “Brexit.”The political, economic and legal consequences of Brexit are not yet fully known. In the short term, financial markets may experience heightened volatility, particularly those in the U.K. and Europe, but possibly worldwide. The U.K. and Europe may be less stable than they have been in recent years, and investments in the U.K. and EU may be difficult to value, or subject to greater or more frequent volatility. In the longer term, there is likely to be a period of significant political, regulatory and commercial uncertainty as the U.K. continues to negotiate the terms of its future trading relationships.
Secessionist movements, such as the Catalan movement in Spain and the independence movement in Scotland, as well as governmental or other responses to such movements, may also create instability and uncertainty in the region. In addition, the national politics of countries in the EU have been unpredictable and subject to influence by disruptive political groups and ideologies. The governments of EU countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe could also impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value and liquidity of the Funds’ investments.

In addition, Russia’s recent military interventions in Ukraine have led to, and may lead to additional, sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial.
Frequent Trading Risk
Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. As a result, frequent trading may cause higher levels of current tax liability to shareholders in a Fund. Frequent trading will lead to increased portfolio turnover and increase the total amount of commissions or mark-ups to broker-dealers that a Fund pays when it buys and sells securities, which may reduce the Fund’s performance.
Futures Contracts Risk
Investing in futures contracts involves various risks, including (1) the imperfect correlation between a futures contract and the change in market value of the underlying instrument held by the Fund; (2) a high degree of leverage because of the low collateral deposits normally involved in futures trading; (3) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (4) losses caused by unanticipated market movements, which are potentially unlimited; and (5) the inability of the Fund to execute a trade because of the maximum permissible price movements exchanges may impose on futures contracts.
Inflation Risk
Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a Fund’s assets and distributions may decline. Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and a Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.
Interest Rate Risk
Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. The change in a bond’s price depends on several factors, including the bond’s maturity date. The degree to which a bond’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with a 5-year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates. Generally, bonds with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things). It is possible that there will be less governmental action in the future to maintain low interest rates. The negative impact on fixed income securities from interest rate increases, regardless of the cause, could be swift and significant, which could result in significant losses by the Funds, even if anticipated by the Adviser.
Interest rates in many parts of the world, including certain European countries, are at or near historically low levels. The Federal Reserve Board (the “Federal Reserve”) lowered its benchmark interest rate several times in 2019 and 2020 as signs of economic weakness appeared but has raised its benchmark interest rate in 2022 and signaled the likelihood of additional increases in the near future in an effort to tame inflation.
Changing interest rates may have unpredictable effects on fixed income and related markets, may result in heightened market volatility and may detract from Fund performance to the extent that the Fund is exposed to interest rates. During periods of low interest rates, a Fund may be unable to maintain positive returns. Increases in interest rates may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and share price to decline. Interest rate increases may also lead to heightened Fund redemption activity, which may cause a Fund to lose value as a result of the costs that it incurs in turning over its portfolio and may lower its performance. A Fund that invests in derivatives tied to fixed income markets may be more substantially exposed to these risks than a Fund that does not invest in those derivatives.

Issuer Risk
The value of securities held by a Fund may decline for a number of reasons directly related to an issuer, such as changes in the financial condition of the issuer, management performance, financial leverage and reduced demand for the issuer’s goods or services. The amount of dividends paid with respect to equity securities, or the ability of an issuer to make payments in connection with debt securities, may decline for reasons that relate to the issuer, such as changes in an issuer’s financial condition or a decision by the issuer to pay a lower dividend, or for reasons that relate to the broader financial system. In addition, there may be limited public information available for the Adviser to evaluate foreign issuers.
Junk Bond Risk
Debt securities that are rated below investment grade are commonly known as high yield securities or “junk bonds.” Junk bonds (including low-rated and comparable unrated securities), while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. Junk bonds are regarded as speculative with respect to an issuer’s capacity to pay interest and to repay principal. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. They may also be issued by highly leveraged companies, which may be less able to meet their contractual obligations than a less leveraged company. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, and negative perceptions of junk bonds generally. In addition, junk bonds tend to be less marketable than higher-quality debt securities because the market for them is not as broad or active. The potential lack of a liquid secondary market may have an adverse effect on the market price of, and a Fund’s ability to sell, particular securities, and may make it more difficult for the Adviser to accurately value certain high yield securities held by a Fund.
Leverage Risk
Leverage created from certain types of transactions or instruments, such as borrowing, engaging in reverse repurchase agreements, entering into futures contracts or forward currency contracts, engaging in forward commitment transactions and investing in leveraged or unleveraged commodity index-linked notes, may impair a Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. During periods of adverse market conditions, the use of leverage may cause a Fund to lose more money than would have been the case if leverage was not used. To the extent required by applicable law or regulation, the Funds will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.
LIBOR Risk
LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. A Fund’s derivative investments may also reference LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR. The head of the United Kingdom Financial Conduct Authority announced the intention to begin phasing out the use of LIBOR by the end of 2021; however, publication of 1-month, 3-month and 6-month USD LIBOR has been extended until June 2023. It is expected that market participants will transition to the use of different alternative reference or benchmark rates. However, although regulators have encouraged the development and adoption of alternative rates such as SOFR, there is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement reference rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including investment companies such as the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain how such changes would be implemented and the effects such changes would have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
Any potential effects of the transition away from LIBOR on the Funds or on certain instruments in which the Funds invest can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of a Fund’s investments may involve individual contracts that have (i) no existing fallback provision or language that contemplates the discontinuation of LIBOR or (ii) inadequate fallback provisions or language that does not contemplate a permanent discontinuation of LIBOR, and those investments could experience increased volatility or reduced liquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by the Funds or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Funds.
Liquidity Risk
A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A Securities may be considered illiquid investments.
Furthermore, reduced number and capacity of dealers and other counterparties to “make markets” in fixed income securities, in connection with the growth of the fixed income markets, may increase liquidity risk with respect to a Fund’s investments in fixed income securities. When there is no willing buyer and investments cannot be readily sold, a Fund may have to sell them at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on the Fund’s performance. These securities may also be difficult to value and their values may be more volatile because of liquidity risk. Increased Fund redemption activity, which may occur in a rising interest rate environment or for other reasons, may negatively impact Fund performance and increase liquidity risk due to the need of the Fund to sell portfolio securities. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market partic-
ipants to create liquidity, particularly in times of increased market volatility. The liquidity of a Fund’s assets may change over time.
Below investment grade mortgage-backed securities are subject to additional liquidity risks, which are discussed above under “Principal Risks — Below Investment Grade Mortgage-Backed Securities.”
Market Risk
Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).
Instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the securities in which a Fund invests or the issuers of such securities in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.
Global economies are increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country or region might adversely impact a different country or region. Furthermore, the occurrence of severe weather or geological events, fires, floods, earthquakes, climate change or other natural or man-made disasters, outbreaks of disease, epidemics and pandemics, malicious acts, cyber-attacks or terrorist acts, among other events, could adversely impact the performance of a Fund. These events may result in, among other consequences, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. These events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by political or economic conditions or events. Moreover, negative political and economic conditions and events could disrupt the processes necessary for the Funds’ operations.
Mezzanine Securities Risk
Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled payments after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.
Money Market / Short-Term Securities Risk
To the extent the Fund holds cash or invests in money market or short-term securities, the Fund may be less likely to achieve its investment objective. In addition, it is possible that the Fund’s investments in these instruments could lose money.
Mortgage-Backed Securities Risk
Mortgage-backed securities represent participation interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. Mortgage-backed securities are subject to prepayment risk, which is the risk that in times of declining interest rates, an issuer of mortgage-backed securities or other debt securities may be able to repay principal prior to the security’s maturity, causing a Fund to have to reinvest in securities with a lower yield or higher risk of default and reducing a Fund’s income or return potential. Mortgage-backed securities are also subject to extension risk, which is the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing the market value of such securities to decline and delaying a Fund’s ability to reinvest proceeds at higher interest rates.
Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds, and the values of some mortgage-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers.
Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Certain mortgage-backed securities are issued or guaranteed by U.S. government agencies or U.S. government-sponsored entities. While mortgage-backed securities issued by Government National Mortgage Association (Ginnie Mae) are backed by the full faith and credit of the U.S. government, mortgage-backed securities issued by various U.S. government-sponsored entities, such as Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Corporation (Fannie Mae), are not backed by the full faith and credit of the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac, there is no assurance that the U.S. government will do so in the future.

Municipal Securities Risk
Issuers of municipal securities, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal securities that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal securities. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal securities.
New Fund Risk
A new fund’s performance may not represent how the fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new funds. New funds may also require a period of time before they are fully invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the fund is fully invested. Similarly, a new fund’s investment strategy may require a longer period of time to show returns that are representative of the strategy. New funds have limited performance histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies. If a new fund were to fail to successfully implement its investment strategies or achieve its investment objective, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the fund and tax consequences for investors.
Non-U.S. Money Market Securities Risk
Money market securities are generally subject to credit risk, which is the risk that an issuer will default in the payment of principal and/or interest on a security, and the risk that a security’s value may decline for reasons directly related to the issuer, such as management performance, financial leverage and condition of the business. Foreign money-market securities are additionally subject to currency risk, in that foreign currencies may decline in value relative to the U.S. dollar and affect a Fund’s investments in such securities, and they may have less liquidity than similar U.S. securities.
Portfolio Management Risk
Portfolio management risk is the risk that an investment strategy may fail to produce the intended results. There can be no assurance that a Fund will achieve its investment objective. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect, and the Adviser may not anticipate actual market movements or the impact of economic conditions generally. No matter how well a portfolio manager evaluates market conditions, the securities a portfolio manager chooses may fail to produce the intended result, and you could lose money on your investment in a Fund.
Prepayment Risk
Prepayment risk arises when interest rates fall because certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase as borrowers are more likely to pay off debt and refinance at new lower rates. During these periods, reinvestment of the prepayment proceeds will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.
Price Volatility Risk
The value of a Fund’s investment portfolio will change as the prices of its investments go up or down. Different parts of the market and different types of securities can react differently to developments. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region or market as a whole.
Prices of most securities tend to be more volatile in the short-term. Therefore, if you trade frequently or redeem in the short-term, you are more likely to incur a loss than an investor who holds investments for the longer-term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio.
Public Health Emergency Risk and Impact of the Coronavirus (COVID-19)
Pandemics and other local, national, and international public health emergencies, including outbreaks of infectious diseases such as SARS, H1N1/09 Flu, the Avian Flu, Ebola and the current outbreak of the novel coronavirus (“COVID-19”) pandemic, can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and any similar future emergencies may materially and adversely impact economic production and activity in ways that cannot be predicted, all of which could result in substantial investment losses.
This outbreak has caused a worldwide public health emergency, straining healthcare resources and resulting in extensive and growing numbers of infections, hospitalizations and deaths. In an effort to contain COVID-19, local, regional, and national governments, as well as private businesses and other organizations, have imposed and continue to impose severely restrictive measures, including instituting local and regional quarantines, restricting travel (including closing certain international borders), prohibiting public activity (including “stay-at-home,” “shelter-in-place,” and similar orders), and ordering the closure of a wide range of offices, businesses, schools, and other public venues. Consequently, COVID-19 has significantly diminished and disrupted global economic production and activity of all kinds and has contributed to both volatility and a severe decline in financial markets.
The ultimate impact of COVID-19 (and of the resulting precipitous decline and disruption in economic and commercial activity across many of the world’s economies) on global economic conditions, and on the operations, financial condition, and performance of any particular market, industry or business, is impossible to predict. However, ongoing and potential additional materially adverse effects, including further global, regional and local economic downturns (including recessions) of indeterminate duration and severity, are possible. The ongoing COVID-19 crisis and any other public health emergency could have a significant adverse impact on a Fund’s investments and result in significant investment losses.
Second Lien Loan Risk
Second lien loans generally are subject to similar risks as those associated with investments in senior loans. Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.
Securities Selection Risk
The specific securities held in a Fund’s investment portfolio may underperform those held by other funds investing in the same asset class or those included in benchmarks that are representative of the same asset class because of a portfolio manager’s choice of securities.
Senior Loan Risk
There is less readily available, reliable information about most senior loans than is the case for many other types of securities. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value. No active trading market may exist for certain senior loans, which may impair the ability of a Fund to realize full value in the event of the need to sell a senior loan and may make it difficult to value senior loans. Although senior loans in which a Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. To the extent that a senior loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized senior loans involve a greater risk of loss. The senior loans in which a Fund invests are usually rated below investment grade.
Senior loans made in connection with highly leveraged transactions are subject to greater risks than other senior loans. For example, the risks of default or bankruptcy of the borrower and the risks that other creditors of the borrower may seek to nullify or subordinate a Fund’s claims on any collateral securing the loan are greater in highly leveraged transactions.
Short Sales Risk
The Adviser may cause a Fund to sell a debt or equity security short (that is, without owning it) and to borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. If the value of the security sold short increases, a Fund would lose money because it will need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.)

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that a Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund.
Each Fund also may make short sales “against-the-box,” in which the Fund sells short securities it owns. A Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale,” requiring the Fund to recognize any taxable gain from the transaction.
Sovereign Debt Risk
The Funds may invest in sovereign debt. Investment in sovereign debt can involve a high degree of risk. Legal protections available with respect to corporate issuers (e.g., bankruptcy, liquidation and reorganization laws) do not generally apply to governmental entities or sovereign debt. Accordingly, creditor seniority rights, claims to collateral and similar rights may provide limited protection and may be unenforceable. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A government entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. A Fund may have limited recourse to compel payment in the event of a default.
Swap Agreements Risk
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. Swap transactions attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in an instrument that yielded that desired return. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Whether a Fund’s use of swap agreements will be successful in furthering its investment objectives will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.
Credit default swaps involve parties effectively buying or selling protection with respect to whether an event of default by a selected entity (or entities) will occur. Interest rate swaps involve the exchange of interest payments by a Fund with another party, such as an exchange of floating rate payments for fixed interest rate payments. A total return swap is the generic name for any swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of cash flows. Total return swaps are most commonly used with indices, single stocks, bonds and defined portfolios of loans and mortgages.
Risks inherent in the use of swaps of any kind include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap if it is not subject to centralized clearing; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of a Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.
Certain types of over-the-counter (“OTC”) derivatives, such as various types of swaps, are required to be cleared through a central clearing organization that is substituted as the counterparty to each side of the transaction. Each party will be required to maintain its positions through a clearing broker. Although central clearing generally is expected to reduce counterparty risk, it creates additional risks. A clearing broker or organization may not be able to perform its obligations. Cleared derivatives transactions may be more expensive to maintain than OTC transactions, or require a Fund to deposit increased margin. A transaction may be subject to unanticipated close-out by the clearing organization or a clearing broker. A Fund may be required to indemnify a swap execution facility or a broker that executes cleared swaps against losses or costs that may be incurred as a result of the Fund’s transactions. A Fund also is subject to the risk that no clearing member is willing to clear a transaction entered into by the Fund.

The U.S. and foreign governments have adopted and implemented, or are in the process of adopting and implementing, regulations governing derivatives markets, including clearing, margin, reporting, and registration requirements. The ultimate impact of the regulations remains unclear. The effect of the regulations could be, among other things, to restrict a Fund’s ability to engage in swap transactions or increase the costs of those transactions.
Unrated Securities Risk
A Fund may purchase unrated securities (which are not rated by a rating agency) if the Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Adviser’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.
U.S. Government Securities Risk
Some U.S. government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by Ginnie Mae, are supported by the full faith and credit of the United States, while others are supported by the right of the issuer to borrow from the U.S. Treasury, by the discretionary authority of the U.S. government to purchase the agency’s obligations, or by the credit of the issuing agency, instrumentality, or enterprise only.
In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.
In recent periods, the values of U.S. government securities have been affected substantially by increased demand for them around the world. Changes in the demand for U.S. government securities may occur at any time and may result in increased volatility in the values of those securities.
U.S. Treasury Obligations Risk
While credit risk for U.S. Treasury obligations is generally considered low, U.S. Treasury obligations are subject to interest rate risk, particularly for those with longer terms. In addition, certain political events in the U.S., such as a prolonged government shut down, may cause investors to lose confidence in the U.S. government and may cause the value of U.S. Treasury obligations to decline. A significant portion of U.S. Treasury obligations is held by foreign governments, including China, Japan, Ireland and Brazil. Strained relations with these foreign countries may result in the sale of U.S. Treasury obligations by these foreign governments, causing the value of U.S. Treasury obligations to decline.
Valuation Risk
Portfolio instruments may be sold at prices different from the values established by a Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued. Portfolio securities may be valued using techniques other than market quotations in circumstances described under “Net Asset Value and Fair Value Pricing.” This is more likely for certain types of derivatives such as swaps. The value established for a portfolio security may be different than the value that would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. A Fund may from time to time purchase an “odd lot” or smaller quantity of a security that trades at a discount to the price of a “round lot” or larger quantity preferred for trading by institutional investors. If a Fund is able to combine an odd lot purchase with an existing holding to make a round lot or larger position in the security, the Fund may be able to immediately increase the value of the security purchased, in accordance with its valuation procedures. There is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other Risks

Borrowing and Use of Leverage Risks
Each Fund may borrow money from banks and engage in reverse repurchase transactions for temporary or emergency purposes. A Fund may borrow from broker-dealers and other institutions to leverage a transaction, provided that the borrowing is fully collateralized. Total bank borrowings may not exceed 10% of the value of a Fund’s assets, except in the case of the Corporate Bond Fund, the ESG Securitized Fund, Flexible Income Fund, Floating Rate Income Fund, High Yield Bond Fund, Investment Grade Credit Fund, Opportunistic High Income Credit Fund, Strategic Income Fund, and Unconstrained Bond Fund, for which total bank borrowings may not exceed one-third of the value of the Fund’s assets. A Fund also may leverage its portfolio through margin borrowing and other techniques in an effort to increase total return. Although leverage creates an opportunity for increased income and gain, it also creates certain risks. For example, leveraging may magnify changes in the net asset values of a Fund’s shares and in its portfolio yield. Although margin borrowing will be fully collateralized, a Fund’s assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.
Cybersecurity Risk
The use of technology is prevalent in the course of business and, as a result, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity could result from intentional or unintentional cyber events from outside threat actors or internal resources that may, among other matters, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cybersecurity breaches may involve unauthorized access to a Fund’s digital information systems (e.g., through “hacking,” malicious software coding, etc.), from multiple sources including outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users), or cyber extortion including exfiltration of data held for ransom and/or “ransomware” attacks that renders systems inoperable until ransom is paid or insider actions. In addition, cybersecurity breaches involving a Fund’s third-party service providers (including but not limited to investment advisers, administrators, transfer agents, custodians, vendors, suppliers, distributors and other third parties), trading counterparties or issuers in which a Fund invests can also subject a Fund to many of the same risks associated with direct cybersecurity breaches or extortion of company data. Moreover, cybersecurity breaches involving trading counterparties or issuers in which a Fund invests could adversely impact these counterparties or issuers and cause the Fund’s investment to lose value. Cybersecurity failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its NAV, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cybersecurity risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to seek to prevent cybersecurity incidents in the future. Like with operational risk in general, the Funds have established business continuity plans and other systems designed to reduce the risks associated with cybersecurity. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may be unknown or emerge in the future. As such, there is no guarantee that these efforts will succeed, especially because the Funds do not directly control the cybersecurity systems of issuers in which a Fund may invest, trading counterparties or third-party service providers to the Funds. These entities may have experienced cybersecurity attacks and other attempts to gain unauthorized access to systems from time to time, and there is no guarantee that efforts to prevent or mitigate the effects of these attacks will be successful. There is also a risk that cybersecurity breaches may not be detected, or may not be detected for a meaningful period of time. The Funds and their shareholders may suffer losses as a result of a cybersecurity breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.
Event Risk
Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
Financial Services Sector Risk
Companies in the financial services sector may be affected by the overall economic conditions as well as by factors particular to the financial services sector. Financial services companies are subject to extensive government regulations, which may change frequently and may adversely affect the scope of their activities, place restrictions on the amounts and types of loans and other financial commitments they can make, limit the interest rates and fees they can charge, and prescribe the amount of capital they must maintain. In addition, the profitability of businesses in the financial services sector depends heavily on the availability and cost of capital and may fluctuate significantly in response to changes in interest rates and may be negatively impacted by credit rating downgrades and decreased liquidity in the credit market. Businesses in the financial services sector often operate with substantial financial leverage.
Frequent Purchases and Redemptions of Fund Shares Risks
Frequent purchases and redemptions of a Fund’s shares may present certain risks for the Fund and its shareholders. These risks may include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund’s portfolios and increased brokerage and administrative costs. A Fund may have difficulty implementing long-term investment strategies if it is unable to anticipate what portion of its assets it should retain in cash to provide liquidity to its shareholders. Also, excessive purchases and sales or exchanges of a Fund’s shares may force a Fund to maintain a disadvantageously large cash position to accommodate short duration trading activity. Further, excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate frequent trading activity, and could result in increased brokerage, tax, administrative costs or other expenses. It is anticipated that the Ultra Short Bond Fund and the Low Duration Bond Fund are less likely to be adversely affected under normal circumstances, and the other Funds are more likely to be significantly affected, by frequent purchases and sales.
Certain of the Funds may invest in non-U.S. securities; accordingly, there is an additional risk of undetected frequent trading in a Fund’s shares by investors who attempt to take unfair advantage of the Fund’s need to value its portfolio holdings that are traded in markets with closing times different than when the Fund calculates its net asset value, also known as time zone arbitrage. In addition, because certain of the Funds significantly invest in high yield bonds, and because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their under-
standing of the value of these securities (referred to as price arbitrage).
Investors seeking to engage in disruptive trading practices may deploy a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent disruptive trading, there is no guarantee that the Funds or their agents will be able to identify such investors or curtail their trading practices. The ability of the Funds and their agents to detect and curtail excessive trading or short duration trading practices may also be limited by operational systems and technological limitations. In addition, the Funds receive purchase, exchange and redemption orders through financial intermediaries. These financial intermediaries include, but are not limited to, entities such as broker-dealers, insurance company separate accounts, and retirement plan administrators. The Funds cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries or by the use of omnibus account arrangements. Omnibus accounts are common forms of holding Fund shares. Entities utilizing such omnibus account arrangements may not identify customers’ trading activity in shares of a Fund on an individual basis. Consequently, although the Fund has procedures and agreements in place intended to detect excessive trading, it may not always be able to detect frequent or excessive trading in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through a broker, dealer or other financial intermediary acting in an omnibus capacity. Also, there may exist multiple tiers of these entities, each utilizing an omnibus account arrangement that may further compound the difficulty to the Funds of detecting excessive or short duration trading activity in Fund shares. In seeking to prevent disruptive trading practices in the Funds, the Funds consider the information actually available to them at the time. While each of these financial intermediaries may have individual policies concerning frequent or excessive trading, each intermediary has different policies. The Funds are not able to fully assess the effectiveness of its financial intermediaries’ policies concerning frequent or excessive trading. If investing through intermediaries, investors should inquire at that intermediary what frequent purchase and redemption policies will be applied to their investments.
Inside Information Risks
A Fund’s portfolio managers may seek to avoid exposure to material non-public information about the issuers of floating rate loans being considered for purchased by the Fund. Although that inside information could enhance the portfolio managers’ ability to evaluate a potential investment, it would also impair the Fund’s ability to trade that issuer’s securities in compliance with federal securities laws.

Management of the Funds

The Adviser
Metropolitan West Asset Management, LLC, with principal offices at 865 South Figueroa Street, Los Angeles, California 90017, acts as the investment adviser to the Funds and generally administers the affairs of the Trust. Subject to the direction and control of the Board of Trustees, the Adviser supervises and arranges the purchase and sale of securities and other assets held in the portfolios of the Funds. The Adviser was founded in 1996, and is a wholly-owned subsidiary of TCW Asset Management Company LLC, which is a wholly-owned subsidiary of The TCW Group, Inc. (“TCW Group”). The Adviser had approximately $117.8 billion under management as of June 30, 2022. The Adviser, together with TCW Group and its other subsidiaries, which provide a variety of investment management and investment advisory services, had approximately $220.4 billion under management or committed to management, including $191.9 billion of fixed income investments, as of June 30, 2022.
Portfolio Managers
The portfolio managers who have primary responsibility for the day-to-day management of the Funds’ portfolios are listed below, together with their biographical information for the past five years. The portfolio managers select and make investments for the Funds as a team, using a consensus approach. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Stephen M. Kane, CFA	Group Managing Director of the Adviser, has been with the Adviser since August 1996. Mr. Kane manages the AlphaTrak 500 Fund, the ESG Securitized Fund, the Flexible Income Fund, the High Yield Bond Fund, the Intermediate Bond Fund, the Investment Grade Credit Fund, the Low Duration Bond Fund, the Strategic Income Fund, the Total Return Bond Fund, the Ultra Short Bond Fund and the Unconstrained Bond Fund.

Laird R. Landmann	Group Managing Director of the Adviser, has been with the Adviser since August 1996. Mr. Landmann manages the Flexible Income Fund, the Floating Rate Income Fund, the High Yield Bond Fund, the Intermediate Bond Fund, the Investment Grade Credit Fund, the Low Duration Bond Fund, the Opportunistic High Income Credit Fund, the Strategic Income Fund, the Total Return Bond Fund, the Ultra Short Bond Fund and the Unconstrained Bond Fund.

Mitch Flack	Managing Director of the Adviser, has been with the Adviser since March 2001. Mr. Flack manages the ESG Securitized Fund and the Ultra Short Bond Fund.

Jerry Cudzil	Managing Director of the Adviser, has been with the Adviser since May 2012. Mr. Cudzil manages the Corporate Bond Fund, the Floating Rate Income Fund, the High Yield Bond Fund and the Opportunistic High Income Credit Fund.

Bryan T. Whalen, CFA	Group Managing Director of the Adviser, has been with the Adviser since 2004. Mr. Whalen manages the AlphaTrak 500 Fund, the Corporate Bond Fund, the Flexible Income Fund, the Intermediate Bond Fund, the Investment Grade Credit Fund, the Low Duration Bond Fund, the Strategic Income Fund, the Total Return Bond Fund, the Ultra Short Bond Fund and the Unconstrained Bond Fund.

Steven J. Purdy	Managing Director of the Adviser, has been with the Adviser since March 2016. Mr. Purdy manages the Corporate Bond Fund, the Floating Rate Income Fund, the High Yield Bond Fund and the Opportunistic High Income Credit Fund.

Tammy Karp	Managing Director of the Adviser, has been with the Adviser since August 1997. Ms. Karp manages the Corporate Bond Fund.

Drew Sweeney	Managing Director of the Adviser, has been with the Adviser since 2015. Mr. Sweeney manages the Floating Rate Income Fund.

Elizabeth (Liza) Crawford	Managing Director of the Adviser, has been with the Adviser since 2015. Ms. Crawford manages the ESG Securitized Fund.

Harrison Choi	Managing Director of the Adviser, has been with the Adviser since 2007. Mr. Choi manages the ESG Securitized Fund and the Opportunistic High Income Credit Fund.

Brian Gelfand	Senior Vice President of the Adviser, has been with the Adviser since 2014. Mr. Gelfand manages the High Yield Bond Fund and the Opportunistic High Income Credit Fund.

Bret R. Barker	Managing Director of the Adviser, has been with the Adviser since 2009. Mr. Barker manages the AlphaTrak 500 Fund.

Ruben Hovhannisyan	Managing Director of the Adviser, has been with the Adviser since 2009. Mr. Hovhannisyan manages the AlphaTrak 500 Fund.

Kenneth Toshima	Managing Director of the Adviser, has been with the Adviser since 2010. Mr. Toshima manages the Floating Rate Income Fund.
Management Fees and Other Expenses
Management Fees. Each Fund pays the Adviser a monthly fee for providing investment advisory services. The following fees were the amounts paid to the Adviser for the fiscal year ended March 31, 2022: 0.10% for the AlphaTrak 500 Fund; 0.40% for the Corporate Bond Fund; 0.40% for the ESG Securitized Fund; 0.45% for the Flexible Income Fund; 0.55% for the Floating Rate Income Fund; 0.50% for the High Yield Bond Fund;0.35% for the Intermediate Bond Fund; 0.35% for the Investment Grade Credit Fund; 0.30% for the Low Duration Bond Fund; 0.50% for the Opportunistic High Income Credit Fund; 1.64% for the Strategic Income Fund; 0.35% for the Total Return Bond Fund; 0.25% for the Ultra Short Bond Fund and 0.65% for the Unconstrained Bond Fund. The fees paid to the Adviser were reduced for some Funds by expense limitations as shown in the prospectus summary. Effective February 1, 2022, the AlphaTrak 500 Fund and the Strategic Income Fund pay the Adviser a monthly fee of 0.40% and 0.65%, respectively, for investment advisory services. A discussion of the basis for the Board of Trustees’ approval of the management agreement is available in the Funds’ Semi-Annual Report for the period ended September 30, 2021.
The Investment Management Agreement permits the Adviser to recoup fees it did not charge and Fund expenses it paid, provided that those amounts are recouped within three years of being reduced or paid. The Adviser may recoup reduced fees and expenses only within three years, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement, or (ii) the expense limitation in effect at the time of recoupment. See “Operating Expenses Agreement” below for additional information.
Operating Expenses Agreement. Pursuant to an operating expenses agreement between the Adviser and the Trust, on behalf of the Funds (the “Operating Expenses Agreement”), the Adviser has agreed to waive its investment management fee and/or reimburse the operating expenses of each Fund to the extent such Fund’s operating expenses (excluding taxes, interest, brokerage commissions, dividends on securities sold short, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum, as set forth below. The Operating Expenses Agreement will remain in effect until July 31, 2023. In the event that the Operating Expenses Agreement is not renewed for an additional one-year term, total annual fund operating expenses would be as disclosed in the table under “Fees and Expenses of the Fund” included in each Fund’s summary section.

Fund	Expense Cap (As Percent of Average Net Asset Value)
AlphaTrak 500 Fund
Class M	0.45%*
Corporate Bond Fund
Class M	0.75%
Class I	0.50%
ESG Securitized Fund**
Class M	0.70%
Class I	0.49%
Flexible Income Fund
Class M	0.80%
Class I	0.55%
Floating Rate Income Fund
Class M	0.90%
Class I	0.70%
Plan Class	0.60
High Yield Bond Fund
Class M	0.85%
Class I	0.60%
Intermediate Bond Fund
Class M	0.70%
Class I	0.49%
Investment Grade Credit Fund
Class M	0.70%
Class I	0.49%
Low Duration Bond Fund
Class M	0.63%
Class I	0.44%
Admin Class	0.83%
Opportunistic High Income Credit Fund***
Class M	0.85%
Class I	0.60%
Strategic Income Fund
Class M	1.04%
Class I	0.80%
Total Return Bond Fund
Class M	0.70%
Class I	0.49%
Class I-2	0.54%
Admin Class	0.90%
Plan Class	0.39%
Ultra Short Bond Fund
Class M	0.50%
Class I	0.34%

Fund	Expense Cap (As Percent of Average Net Asset Value)
Unconstrained Bond Fund
Class M	1.04%
Class I	0.80%
Plan Class	0.70%

*	Prior to February 1, 2022, the expense cap for the AlphaTrak 500 Fund was 0.90%.

**	The ESG Securitized Fund commenced operations on September 30, 2021.

***	The Opportunistic High Income Credit Fund commenced operations on July 30, 2021.
Includes Rule 12b-1 fees paid by Class M and Administrative shares of the Funds. There are no Rule 12b-1 fees assessable for Class I or Plan Class shares of the Funds.
Rule 12b-1 Fee. The Funds’ Class M and Administrative Class shares have a Share Marketing Plan or “Rule 12b-1 Plan” under which they may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Board of Trustees of the Funds and the expenses paid under the plan were incurred within the last 12 months and accrued while the plan is in effect. Expenditures by a Fund under the plan may not exceed 0.25% of its average net assets annually (all of which may include fees for shareholder services provided by third-party intermediaries not included in the shareholder servicing expenses described below). Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Currently, the Board is limiting these fees for certain Funds as follows: Intermediate Bond Fund (0.21%), Total Return Bond Fund (0.21%), Low Duration Bond Fund (0.19%), and the Ultra Short Bond Fund (0.16%). The Adviser has contractually agreed, through July 31, 2023 to pay the distribution expenses of the AlphaTrak 500 Fund out of its own resources.
Shareholder Servicing Plan. The Funds’ Board of Trustees has adopted a Shareholder Servicing Plan that allows a Fund to pay to broker-dealers and other financial intermediaries a fee for shareholder services provided to Fund shareholders who invest in the Administrative Class shares of the Fund through the intermediary. The fee is payable under the Plan at an annual rate not to exceed 0.25% of the particular Fund’s average daily net assets attributable to the Administrative Share class but the Adviser has undertaken to limit these expenses for the current fiscal year to 0.20% of the Fund’s average daily net assets invested through the intermediary.

Because these fees are paid out of the Fund’s assets by holders of the Administrative Class shares, over time these fees will increase the cost of those shareholders’ investment.
Other Shareholder Servicing Expenses Paid By the Funds. Each Fund is authorized to compensate each broker-dealer and other third-party intermediary up to 0.10% (10 basis points) of the assets serviced for that Fund by that intermediary for shareholder services to each Fund and its shareholders who have invested in the I Share or M Share class. The Total Return Bond Fund is authorized to compensate each broker-dealer and other third-party intermediary up to 0.15% (15 basis points) of the assets serviced for the Fund by that intermediary for shareholder services to the Fund and its shareholders who have invested in the I-2 Class shares. Plan Class shares do not make payments to broker-dealers or other financial intermediaries. Service payments with respect to the Administrative Class shares are paid instead through the Shareholder Servicing Plan. These services constitute sub-recordkeeping, sub-transfer agent or similar services and are similar in scope to services provided by the transfer agent to a Fund. These expenses represent amounts paid by a Fund to intermediaries for those services to the extent their fees are not covered through amounts paid under the Rule 12b-1 Plan. These amounts may be adjusted, subject to approval by the Board of Trustees. These expenses paid would remain subject to any overall expense limitations applicable to that Fund.
Compensation of Other Parties. The Adviser may, at its own expense and out of its own legitimate profits or other resources, pay additional compensation to third parties such as (but not limited to) broker-dealers, investment advisers, retirement plan administrators, or other financial intermediaries that have entered into a distribution, service or other type of arrangement with the Adviser, the distributor or the Funds (“Authorized Firms”). These are payments over and above other types of shareholder servicing and distribution payments described elsewhere in this Prospectus.
Payments may relate to selling and/or servicing activities, such as: access to an intermediary’s customers or network; recordkeeping services; aggregating, netting and transmission of orders; generation of sales and other informational materials; individual or broad-based marketing and sales activities; wholesale activity; conferences; retention of assets; new sales of Fund shares; and a wide range of other activities. Compensation amounts generally vary, and can include various initial and on-going payments. Additional compensation may also be paid to broker-dealers who offer certain Funds as part of a special preferred-list or other preferred treatment program.
The Adviser does not direct the Funds’ portfolio securities transactions, or otherwise compensate broker-dealers in connection with any Fund’s portfolio transactions, in consideration of sales of Fund shares.
The Adviser also may pay financial consultants for products and/or services such as: (i) performance analytical software, (ii) attendance at, or sponsorship of, professional conferences, (iii) product evaluations and other types of investment consulting and (iv) asset/liability studies and other types of retirement plan consulting. The Adviser may also provide non-cash compensation to financial consultants, including occasional gifts, meals, or other entertainment. These activities may create, or could be viewed as creating, an incentive for such consultants or their employees or associated persons to recommend or sell shares of the Funds to their client investors.
Authorized Firms and consultants that receive these various types of payments may have a conflict of interest in recommending or selling the Funds rather than other mutual funds to their client investors, particularly if these payments exceed the amounts paid by other mutual funds.
The Adviser also manages individual investment advisory accounts. The Adviser reduces the fees charged to individual advisory accounts by the amount of the investment advisory fee charged to that portion of the client’s assets invested in the Fund.
The Transfer Agent and Administrator
BNY Mellon Investment Servicing serves as transfer agent and administrator to the Trust and also provides accounting services pursuant to servicing agreements. The business address of BNY Mellon Investment Servicing is 4400 Computer Drive, Westborough, Massachusetts 01581-1722.
The Underwriter
TCW Funds Distributors LLC (the “Distributor”), 865 South Figueroa Street, Los Angeles, CA 90017, serves as the non-exclusive distributor of each class of the Funds’ shares pursuant to a Distribution Agreement (the “Distribution Agreement”) with the Trust, which is subject to annual approval by the Board after its initial two-year term. Shares of the Funds are offered and sold on a continuous basis. The Distribution Agreement is terminable without penalty with 60 days’ notice, by the Board of Trustees, by vote of holders of a majority of the Trust’s shares, or by the Distributor. The Distributor receives no compensation from the Funds for distribution of the Funds’ shares except payments pursuant to the Trust’s distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act as described above. The Distributor is affiliated with the Adviser.
Disclosure of Portfolio Holdings
A description of the Funds’ policies regarding disclosure of portfolio holdings can be found in the Statement of Additional Information.

How to Purchase Shares
Regular Purchases

The following table provides the Funds’ minimum initial and subsequent investment requirements for each share class. The minimums may be reduced or waived in some cases. The Plan Class shares are intended for retirement plans, including defined benefit and defined contribution plans (which may include participant-directed plans).

Share Class and Type of Account	Minimum Initial Investment	Minimum Subsequent Investment
Class M
Regular Accounts	$5,000	$0
Individual Retirement Accounts	$1,000	$0
Automatic Investment Plan	$5,000	$100
Class I
Regular Accounts	$3,000,000	$50,000
Class I-2
Regular Accounts	$3,000,000	$50,000
Administrative Class
Regular Accounts	$2,500	$0
Individual Retirement Accounts	$1,000	$0
Plan Class
Regular Accounts (Defined Benefit and Defined Contribution Plans)	$25,000,000	$50,000
The price at which the Funds’ shares are bought or sold is called the net asset value per share, or “NAV.” The NAV is computed once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, on each day that the NYSE is open for trading. In addition to Saturday and Sunday, the NYSE is closed on the days that the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares cannot be purchased by wire transactions on days when banks are closed. The Funds may close early on business days that the Securities Industry and Financial Markets Association recommends that the bond markets close early.
The price for each share you buy will be the NAV calculated after your request is received in good order by the Fund. “In good order” means that payment for your purchase and all the information needed to complete your order must be received by the Fund before your order is processed. If your order is received before the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time) on a day the Funds’ NAVs are calculated, the price you pay will be that day’s NAV. If your order is received after the close of regular trading on the NYSE, the price you pay will be the next NAV calculated. Orders received by the Funds’ Transfer Agent from dealers, brokers or other service providers, which may include the Funds’ Adviser on behalf of its separate account clients, after the NAV for the day is determined will receive that same day’s NAV if the orders were received by the financial intermediary from its customers prior to 4:00 p.m. Eastern time (or the time trading closes on the NYSE, whichever is earlier). Your financial intermediary is responsible for transmitting such orders promptly.
The Trust and the Transfer Agent reserve the right to reject any order and to waive the minimum investment requirements for investments through certain fund networks or other financial intermediaries and for employees and affiliates of the Adviser or the Trust. In such cases, the minimums associated with the policies and programs of the fund network or other financial intermediary will apply. (In certain cases, the fund network or other financial intermediary also may waive its minimum investment requirements; the Adviser occasionally may be involved in the fund network or other financial intermediary’s decision to waive its minimum investment requirements, but does not control that decision.) This means that investors through various financial intermediaries may face different (or even substantially reduced) investment minimums than those affecting your investment. The Funds reserve the right to redeem accounts inadvertently opened with less than the minimum initial investment. The Funds at their sole discretion may impose an annual $25 account servicing fee for below minimum accounts; certain below minimum accounts may not be charged that servicing fee.
You may invest in any Fund by wiring the amount to be invested to Metropolitan West Funds.
Bank Name: Bank of New York Mellon
ABA No. 011001234
Credit: A/C 000073-4454

BNY Mellon Investment Servicing (US) Inc. as Agent for Metropolitan West Funds
Further Credit: Shareholder Name
Shareholder Fund/Account Number
Your bank may impose a fee for investments by wire. The Fund or the Transfer Agent will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. Wires received after the close of the NYSE will be considered received by the next business day.
To ensure proper credit, before wiring any funds you must call (800) 241-4671 to notify us of the wire and to get an account number assigned if the wire is an initial investment. Also, if the wire represents an initial investment, you must mail an application form, by regular mail, to the Transfer Agent. When sending applications, checks, or other communications to the Transfer Agent via regular mail, send to:
Metropolitan West Funds
c/o BNY Mellon Investment Servicing
P.O. Box 9793
Providence, RI 02940
If you are sending applications, checks or other communications to the Transfer Agent via overnight mail services, send to:
Metropolitan West Funds
c/o BNY Mellon Investment Servicing
4400 Computer Drive
Westborough, MA 01581-1722
Make your check payable to Metropolitan West Funds (Fund name). The Funds cannot accept third party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier’s check, bank draft, money order or travelers’ check).
Checks should be drawn on a U.S. bank and must be payable in U.S. dollars. Shares of a Fund will be purchased by the Transfer Agent or an authorized sub-agent for your account at the net asset value next determined after receipt of your wire or check. If a check is not honored by your bank, you will be liable for any loss sustained by the Fund, as well as a $20 service charge imposed by the Transfer Agent. Forms for additional contributions by check or change of address are provided on account statements.
The Trust may accept orders from selected brokers, dealers and other qualified institutions, with payment made to the
Fund at a later time. The Adviser is responsible for insuring that such payment is made on a timely basis. You may be charged a fee if you buy or sell Fund shares through a broker or agent.
The Trust does not consider the U.S. Postal Service or other independent delivery service to be its agent. Therefore, deposit in the mail or other service does not constitute receipt by the Transfer Agent.
The Trust may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.
The Trust generally does not permit non-U.S. residents to purchase shares of the Funds. The Trust may, at its sole discretion, make exceptions to this policy on a case-by-case basis.
Purchases By Payment in Kind
In certain situations, Fund shares may be purchased by tendering payment in kind in the form of securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser. Prior to making such a purchase, you should call the Adviser to determine if the securities you wish to use to make a purchase are appropriate. The Funds reserve the right to reject the offer of any payment in kind.
Purchases By Automatic Investment Plan
Once an account has been opened, you can make additional purchases of shares of the Funds through an Automatic Investment Plan. The Automatic Investment Plan is only available for Class M shares. The Automatic Investment Plan provides a convenient method to have monies deducted directly from your bank account for investment into the Funds. You can make automatic monthly, quarterly or annual purchases of $100 or more into the Fund or Funds designated on the enclosed Account Application. The Funds may alter, modify or terminate the Automatic Investment Plan at any time. To begin participating in the Automatic Investment Plan, please complete the automatic investment plan section found on the Account Application, which is available by contacting the Funds at (800) 241-4671.
Purchases Through an Investment Broker or Dealer
You may buy and sell shares of the Funds through certain brokers (and their agents) that have made arrangements with the Funds to sell their shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Funds’ Transfer Agent, and you will pay or receive the next price calculated by the Funds. The broker (or agent) holds your shares in an omnibus account in the broker’s (or agent’s) name, and the broker (or agent) maintains your individual ownership records. The Funds may pay the broker or its agent for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ prospectus.
Current and prospective investors purchasing shares of a Fund through a broker-dealer should be aware that a transaction charge may be imposed by broker-dealers that make the Fund’s shares available, and there will not be such a transaction charge if shares of the Fund are purchased directly from the Fund.
Identity Verification Procedures Notice
The USA PATRIOT Act and federal regulations require financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of all investors opening new accounts. When completing the New Account Application, you will be required to supply the Funds with certain information for all persons owning or permitted to act on an account. This information includes date of birth, taxpayer identification number and street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a customer’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.
Net Asset Value and Fair Value Pricing
The NAV per share is the value of the Fund’s assets, less its liabilities, divided by the number of shares of the Fund outstanding. The value of a Fund’s portfolio securities is determined on the basis of the market value of such securities or, if market quotations are not readily available, at fair value as determined by the Adviser. The Adviser may determine the fair value for securities that are thinly traded, illiquid, or where the Adviser believes that the prices provided by a pricing service are not accurate or are not available. Fair value pricing is intended to be used as necessary in order to accurately value the Funds’ portfolio securities and their respective net asset values. The Statement of Additional Information further describes the most common techniques used by the Funds to fair value their securities.
The daily NAV may not reflect the closing market price for all futures contracts held by the Funds because the markets for certain futures will close shortly after the time net asset value is calculated. See “Net Asset Value” in the Statement of Additional Information for further information.

How to Redeem Shares
Regular Redemptions

You may redeem shares at any time by delivering instructions by regular mail to the Transfer Agent or selected brokers, dealers and other qualified institutions. If you would like to send a request to redeem shares to the Transfer Agent via regular mail, send to:
Metropolitan West Funds
c/o BNY Mellon Investment Servicing
P.O. Box 9793
Providence, RI 02940
If you are sending a request via overnight mail services, send to:
Metropolitan West Funds
c/o BNY Mellon Investment Servicing
4400 Computer Drive
Westborough, MA 01581-1722
The redemption request should identify the Fund and the account number, specify the number of shares or dollar amount to be redeemed and be signed by all registered owners exactly as the account is registered. Your request will not be accepted unless it contains all required documents. The shares will be redeemed at NAV next determined after receipt of the request by the Transfer Agent or other agent of the Funds. A redemption of shares is a sale of shares and you may realize a taxable gain or loss.
If the proceeds of any redemption (a) exceed $50,000, (b) are paid to a person other than the owner of record, or (c) are sent to an address or bank account other than shown on the Transfer Agent’s records, the signature(s) on the redemption request must be a medallion signature guarantee. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP).
Additional documentation may be required for the redemption of shares held in corporate, partnership or fidu-
ciary accounts. If you have any questions, please contact the Funds in advance by calling (800) 241-4671.
Redemptions will be processed only on a day during which the NYSE is open for business. If you purchase shares by check or money order and later decide to sell them, your proceeds from that redemption will be withheld until the Funds are sure that your check has cleared. This could take up to 15 calendar days after your purchase order.
Exchanges of Shares
You are permitted to exchange your shares in a Fund for shares of another Fund in the Trust, provided that the share class is the same in the two Funds involved in the exchange, the shares may legally be sold in the state of your residence and the Fund is open to new investors. You must also select the appropriate box on the Account Application. The shares you are exchanging must have a current value of at least the minimum investment requirement for that class ($5,000 for regular accounts and $1,000 for Individual Retirement Accounts of Class M, $2,500 for regular accounts and $1,000 for Individual Retirement Accounts of the Administrative Class and $3,000,000 for Class I and $25,000,000 for the Plan Class). Class I-2 shares are currently only offered for the Total Return Bond Fund. An exchange of shares is treated for Federal income tax purposes as a redemption or sale of shares and any gain or loss may be subject to income tax. Shares exchanged for shares of another Fund will be priced at their respective net asset values.
The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Administrators, trustees or sponsors of retirement plans may also impose redemption fees on such exchanges.
The Funds also reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The Fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges the Adviser determines are likely to have a negative effect on the Funds.

Systematic Withdrawal Plan
If you own or are purchasing shares of the Funds having a current value of at least $10,000 for Class M and Administrative Class and $100,000 for Class I and Class I-2, you may participate in a Systematic Withdrawal Plan. The Systematic Withdrawal Plan provides for automatic redemptions of at least $100 on a monthly for Class M and Administrative Class, quarterly, semi-annual or annual basis via Automatic Clearing House (ACH). This electronic transfer could take three to five business days to settle. You may establish a Systematic Withdrawal Plan by completing the appropriate section on the Account Application or by calling the Funds at (800) 241-4671. Notice of all changes concerning the Systematic Withdrawal Plan must be received by the Transfer Agent at least two weeks prior to the next scheduled payment. Further information regarding this Plan and its requirements can be obtained by contacting the Fund at (800) 241-4671. The Systematic Withdrawal Plan is not available for the Plan Class shares.
Telephone Transactions
You may redeem shares by telephone and have the proceeds wired to the bank account as stated on the Transfer Agent’s records. You may also exchange shares by telephone. In order to redeem or exchange shares by telephone, you must select the appropriate box on the Account Application. In order to arrange for telephone redemptions or exchanges or change payment instructions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Trust. The request must be signed by each shareholder of the account with the signature guarantees as described above. Once this feature has been requested, shares may be redeemed or exchanged by calling the Transfer Agent at (800) 241-4671 and giving the account name, account number, and amount of the redemption or exchange. Joint accounts require only one shareholder to call. If redemption proceeds are to be mailed or wired to the shareholder’s bank account, the bank involved must be a commercial bank located within the United States.
If you redeem your shares by telephone and request wire payment, payment of the redemption proceeds will normally be made in Federal funds on the next business day. The redemption order must be received by the Transfer Agent before the relevant Fund’s net asset value is calculated for the day. There may be a charge of up to $10 for all wire redemptions. IF YOU EFFECT TRANSACTIONS VIA WIRE TRANSFER YOU MAY BE REQUIRED TO PAY FEES, INCLUDING THE WIRE FEE AND OTHER FEES THAT WILL
BE DEDUCTED DIRECTLY FROM REDEMPTION PROCEEDS.
The Funds reserve the right to reject any telephone redemption or exchange request and the redemption or exchange privilege may be modified or terminated at any time on 30-days’ notice to shareholders. In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, the Trust and the Transfer Agent employ reasonable procedures specified by the Funds to confirm that such instructions are genuine. Among the procedures used to determine authenticity, if you are electing to redeem or exchange by telephone you will be required to provide your account number or other identifying information. All such telephone transactions will be digitally recorded and you will receive a confirmation in writing. The Trust may implement other procedures from time to time. If reasonable procedures are not implemented, the Trust and/or the Transfer Agent may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareholder is liable for any loss for unauthorized transactions. In periods of severe market or economic conditions, the telephone redemption or exchange of shares may be difficult to implement and you should redeem shares by writing to the Transfer Agent at the address listed above. If for any other reason you are unable to redeem or exchange by telephone, you should redeem or exchange shares by writing to the Transfer Agent at the address listed above.
Payments
After the Transfer Agent has received the redemption request and all proper documents, payment for shares tendered will generally be made within (i) one to three business days for redemptions made by wire, and (ii) three to five business days for ACH redemptions. Redemption payments by check will generally be issued on the business day following the redemption date; however, actual receipt of the check by the redeeming investor will be subject to postal delivery schedules and timing. Payment may be delayed under unusual circumstances, consistent with the 1940 Act, and may take up to several weeks when made partly in-kind with marketable securities.
Methods Used to Meet Redemption Requests
Under normal circumstances, each Fund typically expects to meet redemptions with other positive cash flows. When that cash is not available, each Fund seeks to maintain its portfolio weightings by selling a cross section of the Fund’s holdings to meet redemptions, while also factoring in trading costs.

Under certain circumstances, including under stressed market conditions, there are additional tools that each Fund may use in order to meet redemptions, including advancing the settlement of market trades with counterparties to match investor redemption payments or delaying settlement of an investor’s transaction to match trade settlement, within regulatory requirements. Under unusual circumstances, a Fund may also borrow money (subject to certain regulatory conditions) through a bank line of credit, including a joint committed credit facility, or inter-fund borrowing from affiliated mutual funds, in order to meet redemption requests.
If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly in cash, the Fund may pay the redemption price in part by a distribution in kind of readily marketable securities from the portfolio of the Fund, in lieu of cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash.
Redemptions of Accounts Below Minimum Amount
The Funds may redeem all of your shares at net asset value (calculated on the preceding business day) if the balance of your account falls below a certain minimum amount as a result of a transfer or redemption (and not market fluctuations). The minimum amount is $500 for Class M shares, $3,000,000 for Class I shares and Class I-2, $500 for Administrative Class shares and $25,000,000 for Plan Class shares. The Funds will notify you in writing and you will have 60 days to increase your account balance before your shares are redeemed.
Conversion of Shares Between Classes
You are permitted to convert shares between Class M, Class I, and Class I-2 and Plan Class Shares, provided that your investment meets the minimum initial investment and any other requirements in the other class, and that the shares of the other class are eligible for sale in your state of residence. Further information about conversion of shares between classes may be found in the Statement of Additional Information.
Trading Limits
The Funds are not intended to serve as vehicles for frequent trading activity because such trading may disrupt management of the Funds. In addition, such trading activity can increase expenses as a result of increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Funds’ ability to provide maximum investment returns to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Funds’ securities holdings may dilute the interests of the remaining shareholders. This in turn can have an adverse effect on the Funds’ performance.
The Trust reserves the right to refuse any purchase or exchange request that could adversely affect a Fund or its operations, including those from any individual or group who, in the Trust’s view, is likely to engage in excessive material trading. If a purchase or exchange order into shares of a Fund is rejected, the potential investor will not benefit from any subsequent increase in the net asset value of that Fund. Future purchases into a Fund may be barred if a shareholder effects more than two round trips in shares of that Fund (meaning exchanges or redemptions following a purchase) in excess of certain de minimis limits within a 30 day period. Shareholders effecting a round trip transaction in shares of a Fund in excess of the relevant de minimis threshold more than once within the above-referenced 30-day period may receive a communication from the Fund warning that the shareholder is in danger of violating the Trust’s Frequent Trading Policy. Exceptions to these trading limits may be made only upon approval of the Funds’ Chief Compliance Officer or his designee, and such exceptions are reported to the Board of Trustees on a quarterly basis. This policy may be revised from time to time by the officers of the Trust in consultation with the Board of Trustees without prior notice.
These restrictions do not apply to certain asset allocation programs (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading), to omnibus accounts (except to the extent noted in the next paragraph) maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts, although restrictions on Fund share transactions comparable to those set forth in the previous paragraph have been applied to the Adviser’s retirement savings program), and to involuntary transactions and automatic investment programs, such as dividend reinvestment, or transactions pursuant to the Funds’ systematic investment or withdrawal program.

In an attempt to detect and deter excessive trading in omnibus accounts, the Trust or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. The Funds’ ability to impose restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries. The Trust, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity.
In addition, the Trust reserves the right to:

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules; and

•	delay sending out redemption proceeds for up to seven days (generally only applies in cases of large redemptions, excessive trading or during unusual market conditions).
Reports to Shareholders
Each Fund’s fiscal year ends on March 31. Each Fund will issue to its shareholders semi-annual and annual reports. In addition, you will receive monthly statements of the status of your account reflecting all transactions having taken place within that month. In order to reduce the Funds’ expenses, the Trust will try to identify related shareholders in a household and send only one copy of the annual or semi-annual report and prospectus per household. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders by the deadline established by the Internal Revenue Service (IRS). Account tax information will also be sent to the IRS.
Withholdings; Reporting
The Funds may be required to withhold Federal income tax from proceeds of redemptions if you are subject to backup withholding. Failure to provide a certified tax identification number at the time an account is opened will cause tax to be withheld. The Funds also may be required to report redemptions to the IRS.

Dividends and Tax Status

The Funds (except the AlphaTrak 500 Fund) expect to declare dividends daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay dividends to shareholders quarterly. Dividends normally begin to accrue on the next business day after payment for shares.
Distributions from net realized short-term gains, if any, and distributions from any net capital gains realized through October 31st of each year and not previously paid out will be paid out after that date. Each Fund may also pay supplemental distributions after the end of the Fund’s fiscal year. Dividends and distributions are paid in full and fractional shares of each Fund based on the net asset value per share at the close of business on the ex-dividend date, unless you request, in writing to the Trust, payment in cash. Distributions are treated the same for tax purposes whether received in cash or reinvested. The Trust will notify you after the close of its fiscal year of both the dollar amount and the tax status of that year’s distributions.
All dividends from net investment income (other than qualified dividend income) together with distributions of short-term capital gains will be taxable as ordinary income even though paid to you in additional shares. Any net capital gains (“capital gains distributions”) distributed are taxable as the relevant type of capital gains regardless of the length of time you have owned your shares. Distributions of investment income designated as derived from “qualified dividend income” will be taxed under federal law in the hands of individuals at the rates applicable to long term capital gain, provided certain requirements are met. State and local taxes may also apply. Dividends, interest and gains received by a Fund may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes.
Distributions will be taxable in the year in which they are received, except for certain distributions received in January, which will be taxable as if received the prior December. You will be informed annually of the amount and nature of the Fund’s distributions, including the portions, if any, that qualify for the dividends-received deduction. These distributions may be capital gain distributions and/or a return of capital.
Additional information about taxes is set forth in the Statement of Additional Information. The foregoing discussion has been prepared by the management of the Funds, and is not intended to be a complete description of all tax implications of an investment in a Fund. You should consult your own advisors concerning the application of federal, state and local tax laws to your particular situations.

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years of the Fund’s operations or period from inception if less than five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose Report of Independent Registered Public Accounting Firm, along with the financial statements and financial highlights of each Fund, are included in the annual report, which is available upon request.

Financial Highlights

AlphaTrak 500 Fund
Class M

	Year Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$13.26	$8.89	$10.73	$9.98	$8.95

Income from Investment Operations:
Net investment income[1]	0.11	0.18	0.31	0.22	0.09
Net realized and unrealized gain (loss)	1.81	5.14	(1.14)	0.76	1.03

Total Income (Loss) from Investment Operations	1.92	5.32	(0.83)	0.98	1.12

Less Distributions:
From net investment income	(0.12)	(0.20)	(0.30)	(0.23)	(0.09)
From net capital gains	(3.58)	(0.75)	(0.71)	—	—

Total Distributions	(3.70)	(0.95)	(1.01)	(0.23)	(0.09)

Net Asset Value, End of Year	$11.48	$13.26	$8.89	$10.73	$9.98

Total Return	13.35%	60.83%	(9.36)%	9.93%	12.52%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$45,102	$36,770	$29,066	$21,202	$18,149
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.83%[2]	1.26%	1.04%	1.39%	0.90%[3]
After expense waivers and reimbursements	0.83%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	0.78%	1.57%	2.80%	2.15%	0.90%
Portfolio Turnover Rate	94%	60%	89%	140%	115%

[1]	Per share numbers have been calculated using the average share method.

[2]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.66%.

[3]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.88%.

Financial Highlights

Corporate Bond Fund
Class M*

	Year Ended March 31,
	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.65	$10.32	$10.31	$10.00

Income from Investment Operations:
Net investment income[1]	0.22	0.28	0.88	0.41
Net realized and unrealized gain (loss)	(0.69)	0.50	0.06	0.34

Total Income (Loss) from Investment Operations	(0.47)	0.78	0.94	0.75

Less Distributions:
From net investment income	(0.22)	(0.40)	(0.86)	(0.41)
From net capital gains	(0.07)	(0.05)	(0.07)	(0.03)

Total Distributions	(0.29)	(0.45)	(0.93)	(0.44)

Net Asset Value, End of Period	$9.89	$10.65	$10.32	$10.31

Total Return	(4.67)%	7.55%	9.19%	7.75%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$5,622	$8,190	$876	$803
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	2.73%	3.16%	8.55%	9.81%[3]
After expense waivers and reimbursements	0.75%	0.75%	0.75%	0.75%[3]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	2.01%	2.54%	8.31%	5.47%[3]
Portfolio Turnover Rate	148%	84%	65%	159%[2]

[1]	Per share numbers have been calculated using the average share method.

[2]	Non-Annualized.

[3]	Annualized.

*	The Corporate Bond Fund Class M Shares commenced operations on June 29, 2018.

Financial Highlights

Corporate Bond Fund
Class I*

	Year Ended March 31,			Period Ended March 31, 2019
	2022	2021	2020
Net Asset Value, Beginning of Period	$10.65	$10.32	$10.31	$10.00

Income from Investment Operations:
Net investment income[1]	0.24	0.40	0.91	0.43
Net realized and unrealized gain (loss)	(0.69)	0.41	0.06	0.34

Total Income (Loss) from Investment Operations	(0.45)	0.81	0.97	0.77

Less Distributions:
From net investment income	(0.24)	(0.43)	(0.89)	(0.43)
From net capital gains	(0.07)	(0.05)	(0.07)	(0.03)

Total Distributions	(0.31)	(0.48)	(0.96)	(0.46)

Net Asset Value, End of Period	$9.89	$10.65	$10.32	$10.31

Total Return	(4.44)%	7.81%	9.46%	7.95%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$6,935	$4,730	$2,392	$1,355
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	2.40%	3.54%	8.30%	9.56%[3]
After expense waivers and reimbursements	0.50%	0.50%	0.50%	0.50%[3]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	2.25%	3.64%	8.62%	5.72%[3]
Portfolio Turnover Rate	148%	84%	65%	159%[2]

[1]	Per share numbers have been calculated using the average share method.

[2]	Non-Annualized.

[3]	Annualized.

*	The Corporate Bond Fund Class I Shares commenced operations on June 29, 2018.

Financial Highlights

ESG Securitized Fund
Class M*

Period Ended March 31, 2022
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income[1]	0.05
Net realized and unrealized loss	(0.61)

Total (Loss) from Investment Operations	(0.56)

Less Distributions:
From net investment income	(0.08)

Net Asset Value, End of Period	$9.36

Total Return	(5.60)%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$16
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	2.15%[3]
After expense waivers and reimbursements	0.79%[3]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	0.97%[3]
Portfolio Turnover Rate	276%[2]

[1]	Per share numbers have been calculated using the average share method.

[2]	Non-Annualized.

[3]	Annualized.

*	The ESG Securitized Fund Class M Shares commenced operations on October 1, 2021.

Financial Highlights

ESG Securitized Fund
Class I*

Period Ended March 31, 2022
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income[1]	0.05
Net realized and unrealized loss	(0.63)

Total (Loss) from Investment Operations	(0.58)

Less Distributions:
From net investment income	(0.05)

Net Asset Value, End of Period	$9.37

Total Return	(5.87)%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$10,655
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	1.80%[3]
After expense waivers and reimbursements	0.49%[3]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	0.94%[3]
Portfolio Turnover Rate	276%[2]

[1]	Per share numbers have been calculated using the average share method.

[2]	Non-Annualized.

[3]	Annualized.

*	The ESG Securitized Fund Class I Shares commenced operations on October 1, 2021.

Financial Highlights

Flexible Income Fund
Class M*

	Year Ended March 31,			Period Ended March 31, 2019
	2022	2021	2020
Net Asset Value, Beginning of Period	$9.86	$9.82	$10.79	$10.00

Income from Investment Operations:
Net investment income[1]	0.88	0.69	1.86	0.23
Net realized and unrealized gain (loss)	(1.07)	0.34	(0.85)	0.79

Total Income (Loss) from Investment Operations	(0.19)	1.03	1.01	1.02

Less Distributions:
From net investment income	(0.89)	(0.97)	(1.98)	(0.23)
From net capital gains	(0.03)	(0.02)	—	—

Total Distributions	(0.92)	(0.99)	(1.98)	(0.23)

Net Asset Value, End of Period	$8.75	$9.86	$9.82	$10.79

Total Return	(2.30)%	10.89%	9.82%	10.25%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$31,941	$21,174	$1	$1
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	1.04%	1.28%	3.76%	9.18%[3]
After expense waivers and reimbursements	0.80%	0.80%	0.80%	0.80%[3]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	9.33%	7.01%	17.64%	6.76%[3]
Portfolio Turnover Rate	210%	177%	122%	80%[2]

[1]	Per share numbers have been calculated using the average share method.

[2]	Non-Annualized.

[3]	Annualized.

*	The Flexible Income Fund Class M Shares commenced operations on November 30, 2018.

Financial Highlights

Flexible Income Fund
Class I*

	Year Ended March 31,			Period Ended March 31, 2019
	2022	2021	2020
Net Asset Value, Beginning of Period	$9.86	$9.82	$10.78	$10.00

Income from Investment Operations:
Net investment income[1]	0.91	0.73	1.90	0.24
Net realized and unrealized gain (loss)	(1.08)	0.30	(0.85)	0.78

Total Income (Loss) from Investment Operations	(0.17)	1.03	1.05	1.02

Less Distributions:
From net investment income	(0.91)	(0.97)	(2.01)	(0.24)
From net capital gains	(0.03)	(0.02)	—	—

Total Distributions	(0.94)	(0.99)	(2.01)	(0.24)

Net Asset Value, End of Period	$8.75	$9.86	$9.82	$10.78

Total Return	(2.05)%	10.83%	10.14%	10.24%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$177,717	$158,834	$8,934	$5,435
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.79%	1.01%	3.51%	8.82%[3]
After expense waivers and reimbursements	0.55%	0.55%	0.55%	0.55%[3]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	9.55%	7.41%	18.14%	7.16%[3]
Portfolio Turnover Rate	210%	177%	122%	80%[2]

[1]	Per share numbers have been calculated using the average share method.

[2]	Non-Annualized.

[3]	Annualized.

*	The Flexible Income Fund Class I Shares commenced operations on November 30, 2018.

Financial Highlights

Floating Rate Income Fund
Class M

	Year Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$9.95	$8.98	$9.90	$10.06	$10.06

Income from Investment Operations:
Net investment income[1]	0.31	0.30	0.42	0.42	0.36
Net realized and unrealized gain (loss)	(0.16)	0.97	(0.92)	(0.15)	—

Total Income (Loss) from Investment Operations	0.15	1.27	(0.50)	0.27	0.36

Less Distributions:
From net investment income	(0.31)	(0.30)	(0.42)	(0.43)	(0.36)

Net Asset Value, End of Year	$9.79	$9.95	$8.98	$9.90	$10.06

Total Return	1.50%	14.30%	(5.36)%	2.72%	3.61%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$17,003	$13,815	$6,084	$11,229	$15,802
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	1.00%	0.99%	1.00%	1.03%	1.04%
After expense waivers and reimbursements	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.12%	3.05%	4.27%	4.23%	3.53%
Portfolio Turnover Rate	49%	38%	51%	52%	71%

[1]	Per share numbers have been calculated using the average share method.

Financial Highlights

Floating Rate Income Fund
Class I

	Year Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$9.95	$8.98	$9.90	$10.05	$10.06

Income from Investment Operations:
Net investment income[1]	0.33	0.32	0.44	0.45	0.38
Net realized and unrealized gain (loss)	(0.17)	0.97	(0.92)	(0.15)	(0.01)

Total Income (Loss) from Investment Operations	0.16	1.29	(0.48)	0.30	0.37

False

Less Distributions:
From net investment income	(0.33)	(0.32)	(0.44)	(0.45)	(0.38)

Net Asset Value, End of Year	$9.78	$9.95	$8.98	$9.90	$10.05

Total Return	1.61%	14.52%	(5.17)%	3.03%	3.72%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$475,105	$417,927	$250,187	$262,407	$237,759
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.69%[2]	0.70%[3]	0.70%	0.71%	0.72%
After expense waivers and reimbursements	0.69%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.32%	3.25%	4.47%	4.50%	3.77%
Portfolio Turnover Rate	49%	38%	51%	52%	71%

[1]	Per share numbers have been calculated using the average share method.

[2]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.69%.

[3]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.68%.

Financial Highlights

Floating Rate Income Fund
Plan Class*

	Year Ended March 31, 2022	Period Ended March 31, 2021
Net Asset Value, Beginning of Period	$9.95	$9.97

Income from Investment Operations:
Net investment income[1]	0.35	0.05
Net realized and unrealized loss	(0.18)	(0.02)

Total Income from Investment Operations	0.17	0.03

Less Distributions:
From net investment income	(0.34)	(0.05)

Net Asset Value, End of Period	$9.78	$9.95

Total Return	1.76%	0.31%[2]

Ratios/Supplemental Data:
Net Assets, end of period	$102 [3]	$100 [3]
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.65%	0.62%[4]
After expense waivers and reimbursements	0.60%	0.56%[4]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.53%	3.15%[4]
Portfolio Turnover Rate	49%	38%[2]

[1]	Per share numbers have been calculated using the average share method.

[2]	Non-Annualized.

[3]	Represents the whole number without rounding to the 000s.

[4]	Annualized.

*	The Floating Rate Income Fund Plan Class Shares commenced operations on January 29, 2021.

Financial Highlights

High Yield Bond Fund
Class M

	Year Ended March 31,
	2022	2021	2020	2019[1]	2018[1]
Net Asset Value, Beginning of Year	$10.57	$9.27	$9.66	$9.55	$9.60

Income from Investment Operations:
Net investment income[2]	0.38	0.36	0.40	0.41	0.34
Net realized and unrealized gain (loss)	(0.51)	1.31	(0.39)	0.11	(0.05)

Total Income (Loss) from Investment Operations	(0.13)	1.67	0.01	0.52	0.29

Less Distributions:
From net investment income	(0.38)	(0.37)	(0.40)	(0.41)	(0.34)

Net Asset Value, End of Year	$10.06	$10.57	$9.27	$9.66	$9.55

Total Return	(1.30)%	18.14%	(0.06)%	5.57%	3.01%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$169,941	$198,337	$126,587	$187,339	$211,021
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.90%	0.91%	0.93%	0.92%	0.91%
After expense waivers and reimbursements	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.61%	3.53%	4.07%	4.33%	3.47%
Portfolio Turnover Rate	117%	108%	181%	120%	167%

[1]	Consolidated Financial Highlights.

[2]	Per share numbers have been calculated using the average share method.

Financial Highlights

High Yield Bond Fund
Class I

	Year Ended March 31,
	2022	2021	2020	2019[1]	2018[1]
Net Asset Value, Beginning of Year	$10.57	$9.26	$9.65	$9.55	$9.60

Income from Investment Operations:
Net investment income[2]	0.41	0.39	0.42	0.44	0.36
Net realized and unrealized gain (loss)	(0.52)	1.31	(0.39)	0.09	(0.05)

Total Income (Loss) from Investment Operations	(0.11)	1.70	0.03	0.53	0.31

Less Distributions:
From net investment income	(0.41)	(0.39)	(0.42)	(0.43)	(0.36)

Net Asset Value, End of Year	$10.05	$10.57	$9.26	$9.65	$9.55

Total Return	(1.15)%	18.56%	0.19%	5.72%	3.27%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$552,768	$572,082	$289,352	$293,241	$393,368
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.61%	0.61%	0.62%	0.63%	0.63%
After expense waivers and reimbursements	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.88%	3.77%	4.33%	4.58%	3.74%
Portfolio Turnover Rate	117%	108%	181%	120%	167%

[1]	Consolidated Financial Highlights.

[2]	Per share numbers have been calculated using the average share method.

Financial Highlights

Intermediate Bond Fund
Class M

	Year Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$10.74	$10.65	$10.37	$10.21	$10.37

Income from Investment Operations:
Net investment income[1]	0.11	0.13	0.26	0.25	0.18
Net realized and unrealized gain (loss)	(0.61)	0.36	0.28	0.17	(0.16)

Total Income (Loss) from Investment Operations	(0.50)	0.49	0.54	0.42	0.02

Less Distributions:
From net investment income	(0.11)	(0.13)	(0.26)	(0.26)	(0.18)
From net capital gains	(0.03)	(0.27)	—	—	—

Total Distributions	(0.14)	(0.40)	(0.26)	(0.26)	(0.18)

Net Asset Value, End of Year	$10.10	$10.74	$10.65	$10.37	$10.21

Total Return	(4.63)%	4.63%	5.27%	4.15%	0.19%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$24,746	$36,452	$33,836	$35,343	$52,942
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.70%	0.71%	0.71%	0.69%	0.70%[2]
After expense waivers and reimbursements	0.70%	0.70%	0.70%	0.69%	0.70%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.04%	1.22%	2.49%	2.49%	1.71%
Portfolio Turnover Rate	399%	372%	393%	277%	251%

[1]	Per share numbers have been calculated using the average share method.

[2]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.67%.

Financial Highlights

Intermediate Bond Fund
Class I

	Year Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$10.73	$10.65	$10.36	$10.21	$10.37

Income from Investment Operations:
Net investment income[1]	0.14	0.16	0.29	0.28	0.20
Net realized and unrealized gain (loss)	(0.60)	0.35	0.28	0.15	(0.15)

Total Income (Loss) from Investment Operations	(0.46)	0.51	0.57	0.43	0.05

Less Distributions:
From net investment income	(0.14)	(0.16)	(0.28)	(0.28)	(0.21)
From net capital gains	(0.03)	(0.27)	—	—	—

Total Distributions	(0.17)	(0.43)	(0.28)	(0.28)	(0.21)

Net Asset Value, End of Year	$10.10	$10.73	$10.65	$10.36	$10.21

Total Return	(4.33)%	4.76%	5.60%	4.29%	0.43%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$768,271	$766,063	$693,038	$708,645	$768,254
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.47%	0.48%	0.48%	0.47%	0.46%
After expense waivers and reimbursements	0.47%	0.48%	0.48%	0.47%	0.46%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.29%	1.44%	2.69%	2.74%	1.97%
Portfolio Turnover Rate	399%	372%	393%	277%	251%

[1]	Per share numbers have been calculated using the average share method.

Financial Highlights

Investment Grade Credit Fund
Class M*

	Year Ended March 31,			Period Ended March 31, 2019
	2022	2021	2020
Net Asset Value, Beginning of Period	$9.67	$9.65	$10.31	$10.00

Income from Investment Operations:
Net investment income[1]	0.45	0.59	1.05	0.55
Net realized and unrealized gain (loss)	(0.95)	0.17	(0.55)	0.33

Total Income (Loss) from Investment Operations	(0.50)	0.76	0.50	0.88

Less Distributions:
From net investment income	(0.46)	(0.63)	(1.05)	(0.55)
From net capital gains	(0.01)	(0.11)	(0.11)	(0.02)

Total Distributions	(0.47)	(0.74)	(1.16)	(0.57)

Net Asset Value, End of Period	$8.70	$9.67	$9.65	$10.31

Total Return	(5.42)%	7.97%	4.80%	9.02%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$2,259	$2,126	$837	$799
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	2.16%	2.93%	3.86%	4.78%[3]
After expense waivers and reimbursements	0.70%	0.70%	0.70%	0.70%[3]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.75%	6.02%	10.33%	7.20%[3]
Portfolio Turnover Rate	345%	92%	76%	199%[2]

[1]	Per share numbers have been calculated using the average share method.

[2]	Non-Annualized.

[3]	Annualized.

*	The Investment Grade Credit Fund Class M Shares commenced operations on June 29, 2018.

Financial Highlights

Investment Grade Credit Fund
Class I*

	Year Ended March 31,			Period Ended March 31, 2019
	2022	2021	2020
Net Asset Value, Beginning of Period	$9.67	$9.65	$10.31	$10.00

Income from Investment Operations:
Net investment income[1]	0.45	0.65	1.07	0.55
Net realized and unrealized gain (loss)	(0.93)	0.13	(0.55)	0.34

Total Income (Loss) from Investment Operations	(0.48)	0.78	0.52	0.89

Less Distributions:
From net investment income	(0.48)	(0.65)	(1.07)	(0.56)
From net capital gains	(0.01)	(0.11)	(0.11)	(0.02)

Total Distributions	(0.49)	(0.76)	(1.18)	(0.58)

Net Asset Value, End of Period	$8.70	$9.67	$9.65	$10.31

Total Return	(5.22)%	8.20%	5.02%	9.20%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$8,640	$10,105	$6,431	$5,081
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	1.87%	2.68%	3.61%	4.53%[3]
After expense waivers and reimbursements	0.49%	0.49%	0.49%	0.49%[3]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.79%	6.56%	10.54%	7.29%[3]
Portfolio Turnover Rate	345%	92%	76%	199%[2]

[1]	Per share numbers have been calculated using the average share method.

[2]	Non-Annualized.

[3]	Annualized.

*	The Investment Grade Credit Fund Class I Shares commenced operations on June 29, 2018.

Financial Highlights

Low Duration Bond Fund
Class M

	Year Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$8.88	$8.65	$8.68	$8.63	$8.72

Income from Investment Operations:
Net investment income[1]	0.08	0.11	0.20	0.20	0.13
Net realized and unrealized gain (loss)	(0.31)	0.23	(0.03)	0.05	(0.09)

Total Income (Loss) from Investment Operations	(0.23)	0.34	0.17	0.25	0.04

Less Distributions:
From net investment income	(0.08)	(0.11)	(0.20)	(0.20)	(0.13)
Return of capital	—	—	—	(0.00)[2]	—

Total Distributions	(0.08)	(0.11)	(0.20)	(0.20)	(0.13)

Net Asset Value, End of Year	$8.57	$8.88	$8.65	$8.68	$8.63

Total Return	(2.65)%	3.91%	1.93%	2.93%	0.48%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$474,682	$445,538	$449,701	$580,434	$975,388
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.62%	0.62%	0.62%	0.62%	0.62%
After expense waivers and reimbursements	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	0.87%	1.22%	2.32%	2.29%	1.45%
Portfolio Turnover Rate	347%	256%	233%	174%	200%

[1]	Per share numbers have been calculated using the average share method.

[2]	Amount is greater than $(0.005) per share.

Financial Highlights

Low Duration Bond Fund
Class I

	Year Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$8.88	$8.65	$8.68	$8.64	$8.72

Income from Investment Operations:
Net investment income[1]	0.09	0.12	0.22	0.22	0.15
Net realized and unrealized gain (loss)	(0.30)	0.24	(0.03)	0.04	(0.08)

Total Income (Loss) from Investment Operations	(0.21)	0.36	0.19	0.26	0.07

Less Distributions:
From net investment income	(0.09)	(0.13)	(0.22)	(0.22)	(0.15)
Return of capital	—	—	—	(0.00)[2]	—

Total Distributions	(0.09)	(0.13)	(0.22)	(0.22)	(0.15)

Net Asset Value, End of Year	$8.58	$8.88	$8.65	$8.68	$8.64

Total Return	(2.34)%	4.12%	2.14%	3.03%	0.81%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$2,018,926	$2,034,540	$1,456,456	$1,578,279	$1,685,415
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.41%	0.42%	0.42%	0.41%	0.40%
After expense waivers and reimbursements	0.41%	0.42%	0.42%	0.41%	0.40%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.07%	1.39%	2.51%	2.53%	1.68%
Portfolio Turnover Rate	347%	256%	233%	174%	200%

[1]	Per share numbers have been calculated using the average share method.

[2]	Amount is greater than $(0.005) per share.

Financial Highlights

Low Duration Bond Fund
Administrative Class

	Year Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value,Beginning of Year	$11.48	$11.18	$11.21	$11.16	$11.27

Income from Investment Operations:
Net investment income[1]	0.09	0.13	0.26	0.23	0.15
Net realized and unrealized gain (loss)	(0.40)	0.30	(0.05)	0.06	(0.10)

Total Income (Loss) from Investment Operations	(0.31)	0.43	0.21	0.29	0.05

Less Distributions:
From net investment income	(0.09)	(0.13)	(0.24)	(0.24)	(0.16)
Return of capital	—	—	—	(0.00)[2]	—

Total Distributions	(0.09)	(0.13)	(0.24)	(0.24)	(0.16)

Net Asset Value, End of Year	$11.08	$11.48	$11.18	$11.21	$11.16

Total Return	(2.74)%	3.83%	1.90%	2.68%	0.43%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$1,709	$88	$94	$415	$5,374
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.72%	0.73%	0.72%	0.72%	0.72%
After expense waivers and reimbursements	0.72%	0.73%	0.72%	0.72%	0.72%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	0.80%	1.11%	2.27%	2.02%	1.35%
Portfolio Turnover Rate	347%	256%	233%	174%	200%

[1]	Per share numbers have been calculated using the average share method.

[2]	Amount is greater than $(0.005) per share.

Financial Highlights

Opportunistic High Income Fund
Class M*

Period Ended March 31, 2022

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income[1]	0.88
Net realized and unrealized loss	(1.07)

Total (Loss) from Investment Operations	(0.19)

Less Distributions:
From net investment income	(0.76)
From net capital gains	(0.06)

Total Distributions	(0.82)

Net Asset Value, End of Period	$8.99

Total Return	(2.09)%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$70
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	5.78%[3]
After expense waivers and reimbursements	0.85%[3]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	14.30%[3]
Portfolio Turnover Rate	104%[2]

[1]	Per share numbers have been calculated using the average share method.

[2]	Non-Annualized.

[3]	Annualized.

*	The Opportunistic High Income Credit Fund Class M Shares commenced operations on August 2, 2021.

Financial Highlights

Opportunistic High Income Fund
Class I*

Period Ended March 31, 2022
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income[1]	0.80
Net realized and unrealized loss	(0.98)

Total (Loss) from Investment Operations	(0.18)

Less Distributions:
From net investment income	(0.78)
From net capital gains	(0.06)
Total Distributions	(0.84)

Net Asset Value, End of Period	$8.98

Total Return	(2.04)%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$2,971
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	5.42%[3]
After expense waivers and reimbursements	0.60%[3]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	12.43%[3]
Portfolio Turnover Rate	104%[2]

[1]	Per share numbers have been calculated using the average share method.

[2]	Non-Annualized.

[3]	Annualized.

*	The Opportunistic High Income Credit Fund Class I Shares commenced operations on August 2, 2021.

Financial Highlights

Strategic Income Fund
Class M

	Year Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$7.83	$7.29	$7.89	$7.99	$8.05

Income from Investment Operations:
Net investment income[1]	0.73	0.47	0.31	0.32	0.25
Net realized and unrealized gain (loss)	(0.94)	0.54	(0.60)	(0.09)	(0.03)

Total Income (Loss) from Investment Operations	(0.21)	1.01	(0.29)	0.23	0.22

Less Distributions:
From net investment income	(0.73)	(0.47)	(0.31)	(0.33)	(0.28)

Net Asset Value, End of Year	$6.89	$7.83	$7.29	$7.89	$7.99

Total Return	(2.99)%	14.14%	(3.86)%	3.01%	2.78%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$16,813	$15,471	$10,413	$17,908	$26,420
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	3.02%	2.73%	2.43%	1.84%[2]	2.45%
After expense waivers and reimbursements	1.04%	2.28%	2.35%	1.84%	2.35%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	9.71%	6.12%	3.95%	4.10%	3.15%
Portfolio Turnover Rate	77%	24%	50%	36%	32%

[1]	Per share numbers have been calculated using the average share method.

[2]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 1.67%.

Financial Highlights

Strategic Income Fund
Class I

	Year Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$7.83	$7.29	$7.89	$7.98	$8.05

Income from Investment Operations:
Net investment income[1]	0.76	0.46	0.33	0.35	0.27
Net realized and unrealized gain (loss)	(0.95)	0.56	(0.60)	(0.09)	(0.04)

Total Income (Loss) from Investment Operations	(0.19)	1.02	(0.27)	0.26	0.23

Less Distributions:
From net investment income	(0.75)	(0.48)	(0.33)	(0.35)	(0.30)

Net Asset Value, End of Year	$6.89	$7.83	$7.29	$7.89	$7.98

Total Return	(2.76)%	14.19%	(3.61)%	3.41%	2.90%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$9,310	$9,799	$48,252	$67,310	$69,791
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	2.77%	2.08%[2]	2.20%	1.53%[3]	2.22%
After expense waivers and reimbursements	0.80%	2.08%	2.10%	1.53%	2.10%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	10.06%	5.92%	4.23%	4.45%	3.40%
Portfolio Turnover Rate	77%	24%	50%	36%	32%

[1]	Per share numbers have been calculated using the average share method.

[2]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 1.93%.

[3]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 1.41%.

Financial Highlights

Total Return Bond Fund
Class M

	Year Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$10.82	$11.12	$10.64	$10.46	$10.57

Income from Investment Operations:
Net investment income[1]	0.13	0.15	0.26	0.28	0.21
Net realized and unrealized gain (loss)	(0.63)	0.24	0.57	0.18	(0.11)

Total Income (Loss) from Investment Operations	(0.50)	0.39	0.83	0.46	0.10

Less Distributions:
From net investment income	(0.13)	(0.15)	(0.26)	(0.28)	(0.21)
From net capital gains	(0.00)[2]	(0.54)	(0.09)	—	—

Total Distributions	(0.13)	(0.69)	(0.35)	(0.28)	(0.21)

Net Asset Value, End of Year	$10.19	$10.82	$11.12	$10.64	$10.46

Total Return	(4.69)%	3.31%	7.93%	4.49%	0.94%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$6,213,223	$7,154,434	$8,979,527	$9,560,056	$11,617,735
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.65%	0.67%	0.67%	0.67%	0.67%
After expense waivers and reimbursements	0.65%	0.67%	0.67%	0.67%	0.67%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.17%	1.28%	2.38%	2.68%	1.96%
Portfolio Turnover Rate	467%	470%	405%	255%	291%

[1]	Per share numbers have been calculated using the average share method.

[2]	Amount is greater than $(0.005) per share.

Financial Highlights

Total Return Bond Fund
Class I

	Year Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$10.82	$11.12	$10.64	$10.46	$10.57

Income from Investment Operations:
Net investment income[1]	0.15	0.17	0.28	0.30	0.23
Net realized and unrealized gain (loss)	(0.64)	0.24	0.57	0.18	(0.11)

Total Income (Loss) from Investment Operations	(0.49)	0.41	0.85	0.48	0.12

Less Distributions:
From net investment income	(0.15)	(0.17)	(0.28)	(0.30)	(0.23)
From net capital gains	(0.00)[2]	(0.54)	(0.09)	—	—

Total Distributions	(0.15)	(0.71)	(0.37)	(0.30)	(0.23)

Net Asset Value, End of Year	$10.18	$10.82	$11.12	$10.64	$10.46

Total Return	(4.58)%	3.54%	8.16%	4.72%	1.17%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$46,961,971	$52,980,073	$46,086,494	$40,927,700	$47,327,297
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.44%	0.45%	0.45%	0.44%	0.44%
After expense waivers and reimbursements	0.44%	0.45%	0.45%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.38%	1.49%	2.60%	2.91%	2.19%
Portfolio Turnover Rate	467%	470%	405%	255%	291%

[1]	Per share numbers have been calculated using the average share method.

[2]	Amount is greater than $(0.005) per share.

Financial Highlights

Total Return Bond Fund
Class I-2*

	Year Ended March 31,		Period Ended March 31, 2020
	2022	2021

Net Asset Value, Beginning of Period	$10.82	$11.12	$11.48

Income from Investment Operations:
Net investment income[1]	0.14	0.15	0.02
Net realized and unrealized gain (loss)	(0.64)	0.27	(0.36)

Total Income (Loss) from Investment Operations	(0.50)	0.42	(0.34)

Less Distributions:
From net investment income	(0.14)	(0.18)	(0.02)
From net capital gains	(0.00)[2]	(0.54)	—

Total Distributions	(0.14)	(0.72)	(0.02)

Net Asset Value, End of Period	$10.18	$10.82	$11.12

Total Return	(4.65)%	3.65%	(2.93)%[3]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$170,455	$116,857	$97 [4]
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.52%	0.52%	0.33%[5]
After expense waivers and reimbursements	0.52%	0.52%	0.33%[5]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.33%	1.32%	3.49%[5]
Portfolio Turnover Rate	467%	470%	405%[3]

[1]	Per share numbers have been calculated using the average share method.

[2]	Amount is greater than $(0.005) per share.

[3]	Non-Annualized.

[4]	Represents the whole number without rounding to the 000s.

[5]	Annualized.

*	The Total Return Bond Fund Class I-2 Shares commenced operations on March 6, 2020.

Financial Highlights

Total Return Bond Fund
Administrative Class

	Year Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$10.83	$11.13	$10.65	$10.47	$10.58

Income from Investment Operations:
Net investment income[1]	0.12	0.13	0.25	0.27	0.20
Net realized and unrealized gain (loss)	(0.65)	0.24	0.57	0.18	(0.11)

Total Income (Loss) from Investment Operations	(0.53)	0.37	0.82	0.45	0.09

Less Distributions:
From net investment income	(0.11)	(0.13)	(0.25)	(0.27)	(0.20)
From net capital gains	(0.00)[2]	(0.54)	(0.09)	—	—

Total Distributions	(0.11)	(0.67)	(0.34)	(0.27)	(0.20)

Net Asset Value, End of Year	$10.19	$10.83	$11.13	$10.65	$10.47

Total Return	(4.89)%	3.19%	7.80%	4.36%	0.83%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$1,963,315	$2,083,842	$1,739,034	$1,011,637	$975,897
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.77%	0.78%	0.78%	0.78%	0.78%
After expense waivers and reimbursements	0.77%	0.78%	0.78%	0.78%	0.78%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.06%	1.15%	2.26%	2.58%	1.87%
Portfolio Turnover Rate	467%	470%	405%	255%	291%

[1]	Per share numbers have been calculated using the average share method.

[2]	Amount is greater than $(0.005) per share.

Financial Highlights

Total Return Bond Fund
Plan Class

	Year Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$10.15	$10.46	$10.01	$9.84	$9.95

Income from Investment Operations:
Net investment income[1]	0.15	0.17	0.28	0.29	0.23
Net realized and unrealized gain (loss)	(0.60)	0.23	0.54	0.17	(0.11)

Total Income (Loss) from Investment Operations	(0.45)	0.40	0.82	0.46	0.12

Less Distributions:
From net investment income	(0.15)	(0.17)	(0.28)	(0.29)	(0.23)
From net capital gains	(0.00)[2]	(0.54)	(0.09)	—	—

Total Distributions	(0.15)	(0.71)	(0.37)	(0.29)	(0.23)

Net Asset Value, End of Year	$9.55	$10.15	$10.46	$10.01	$9.84

Total Return	(4.50)%	3.65%	8.29%	4.80%	1.18%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$22,197,865	$24,605,977	$23,822,841	$20,611,577	$18,363,121
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.36%	0.37%	0.37%	0.37%	0.37%
After expense waivers and reimbursements	0.36%	0.37%	0.37%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.47%	1.57%	2.67%	3.00%	2.28%
Portfolio Turnover Rate	467%	470%	405%	255%	291%

[1]	Per share numbers have been calculated using the average share method.

[2]	Amount is greater than $(0.005) per share.

Financial Highlights

Ultra Short Bond Fund
Class M

	Year Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$4.25	$4.23	$4.26	$4.25	$4.27

Income from Investment Operations:
Net investment income[1]	0.02	0.02	0.11	0.09	0.05
Net realized and unrealized gain (loss)	(0.07)	0.02	(0.03)	0.01	(0.02)

Total Income (Loss) from Investment Operations	(0.05)	0.04	0.08	0.10	0.03

Less Distributions:
From net investment income	(0.02)	(0.02)	(0.11)	(0.09)	(0.05)

Net Asset Value, End of Year	$4.18	$4.25	$4.23	$4.26	$4.25

Total Return	(1.14)%	1.03%	1.85%	2.37%	0.68%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$39,477	$61,925	$28,355	$34,376	$50,777
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.64%	0.65%	0.77%	0.74%	0.69%
After expense waivers and reimbursements	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	0.49%	0.49%	2.53%	2.08%	1.14%
Portfolio Turnover Rate	336%	210%	303%	172%	183%

[1]	Per share numbers have been calculated using the average share method.

Financial Highlights

Ultra Short Bond Fund
Class I

	Year Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$4.26	$4.23	$4.27	$4.26	$4.27

Income from Investment Operations:
Net investment income[1]	0.03	0.03	0.12	0.10	0.06
Net realized and unrealized gain (loss)	(0.08)	0.03	(0.04)	0.01	(0.01)

Total Income (Loss) from Investment Operations	(0.05)	0.06	0.08	0.11	0.05

Less Distributions:
From net investment income	(0.03)	(0.03)	(0.12)	(0.10)	(0.06)

Net Asset Value, End of Year	$4.18	$4.26	$4.23	$4.27	$4.26

Total Return	(1.21)%	1.43%	1.78%	2.53%	1.08%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$158,258	$181,248	$76,340	$68,020	$68,698
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.49%	0.48%	0.58%	0.56%	0.52%
After expense waivers and reimbursements	0.34%	0.34%	0.34%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	0.66%	0.67%	2.70%	2.27%	1.30%
Portfolio Turnover Rate	336%	210%	303%	172%	183%

[1]	Per share numbers have been calculated using the average share method.

Financial Highlights

Unconstrained Bond Fund
Class M

	Year Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$11.96	$11.12	$11.80	$11.83	$11.90

Income from Investment Operations:
Net investment income[1]	0.30	0.30	0.42	0.41	0.29
Net realized and unrealized gain (loss)	(0.66)	0.93	(0.69)	(0.03)	(0.03)

Total Income (Loss) from Investment Operations	(0.36)	1.23	(0.27)	0.38	0.26

Less Distributions:
From net investment income	(0.30)	(0.30)	(0.41)	(0.41)	(0.31)
From net capital gains	(0.13)	(0.09)	—	—	(0.02)
Return of capital	—	—	—	(0.00)[2]	—

Total Distributions	(0.43)	(0.39)	(0.41)	(0.41)	(0.33)

Net Asset Value, End of Year	$11.17	$11.96	$11.12	$11.80	$11.83

Total Return	(3.15)%	11.14%	(2.47)%	3.31%	2.18%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$214,792	$258,424	$267,139	$454,968	$642,999
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	1.02%	1.03%	1.03%	1.03%[3]	1.05%
After expense waivers and reimbursements	1.02%	1.03%	1.03%	1.03%	1.04%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	2.50%	2.56%	3.49%	3.46%	2.39%
Portfolio Turnover Rate	182%	165%	85%	43%	62%

[1]	Per share numbers have been calculated using the average share method.

[2]	Amount is greater than $(0.005) per share.

[3]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.99%.

Financial Highlights

Unconstrained Bond Fund
Class I

	Year Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$11.95	$11.12	$11.79	$11.82	$11.89

Income from Investment Operations:
Net investment income[1]	0.33	0.33	0.44	0.44	0.33
Net realized and unrealized gain (loss)	(0.66)	0.92	(0.67)	(0.02)	(0.04)

Total Income (Loss) from Investment Operations	(0.33)	1.25	(0.23)	0.42	0.29

Less Distributions:
From net investment income	(0.33)	(0.33)	(0.44)	(0.45)	(0.34)
From net capital gains	(0.13)	(0.09)	—	—	(0.02)
Return of capital	—	—	—	(0.00)[2]	—

Total Distributions	(0.46)	(0.42)	(0.44)	(0.45)	(0.36)

Net Asset Value, End of Year	$11.16	$11.95	$11.12	$11.79	$11.82

Total Return	(2.88)%	11.35%	(2.11)%	3.60%	2.49%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$3,648,832	$3,271,289	$2,760,187	$2,651,631	$2,627,294
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.74%	0.75%	0.75%	0.75%	0.73%
After expense waivers and reimbursements	0.74%	0.75%	0.75%	0.75%	0.73%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	2.79%	2.82%	3.72%	3.76%	2.77%
Portfolio Turnover Rate	182%	165%	85%	43%	62%

[1]	Per share numbers have been calculated using the average share method.

[2]	Amount is greater than $(0.005) per share.

Financial Highlights

Unconstrained Bond Fund
Plan Class*

	Year Ended March 31,		Period Ended March 31, 2020
	2022	2021
Net Asset Value, Beginning of Period	$11.94	$11.11	$11.96

Income from Investment Operations:
Net investment income[1]	0.34	0.34	0.03
Net realized and unrealized gain (loss)	(0.66)	0.92	(0.85)

Total Income (Loss) from Investment Operations	(0.32)	1.26	(0.82)

Less Distributions:
From net investment income	(0.34)	(0.34)	(0.03)
From net capital gains	(0.13)	(0.09)	—

Total Distributions	(0.47)	(0.43)	(0.03)

Net Asset Value, End of Period	$11.15	$11.94	$11.11

Total Return	(2.83)%	11.44%	(6.88)%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$120,524	$63,815	$93 [3]
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.69%	0.69%	0.68%[4]
After expense waivers and reimbursements	0.69%	0.69%	0.68%[4]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	2.87%	2.88%	4.06%[4]
Portfolio Turnover Rate	182%	165%	85%[2]

[1]	Per share numbers have been calculated using the average share method.

[2]	Non-Annualized.

[3]	Represents the whole number without rounding to the 000s.

[4]	Annualized.

*	The Unconstrained Bond Fund Plan Class Shares commenced operations on March 6, 2020.

More information on each Fund is available, free of charge, upon request by calling (800) 241-4671, or on the Internet at www.TCW.com, including the following:
Annual/Semiannual Reports
Additional information about each Fund’s investments is in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI provides more details about each Fund and its policies. A current SAI is on file with the SEC, is incorporated by reference, and is legally considered a part of this Prospectus.
Shareholder Account Information
For additional information, such as transaction and account inquiries:
Call (800) 241-4671, or send your request to:
METROPOLITAN WEST FUNDS
4400 COMPUTER DRIVE
WESTBOROUGH, MASSACHUESETTS 01581
(800) 241-4671
You can obtain copies of reports and other information about the Funds (including the SAI) on EDGAR Database on the SEC’s website at www.sec.gov or by electronic request to publicinfo@sec.gov. A fee will be charged for making copies.
Investment Company Act File No. 811-07989